    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 20, 1995

                                                        REGISTRATION NO. 2-68723
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                        /X/

                          PRE-EFFECTIVE AMENDMENT NO.                        / /

                        POST-EFFECTIVE AMENDMENT NO. 21                      /X/

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 22                             /X/
                        (Check appropriate box or boxes)
                            ------------------------

                    PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.
               (Exact name of registrant as specified in charter)

           (Formerly Prudential-Bache Growth Opportunity Fund, Inc.)

                               ONE SEAPORT PLAZA,
                            NEW YORK, NEW YORK 10292
               (Address of Principal Executive Offices)(Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 214-1250

                               S. JANE ROSE, ESQ.
                               ONE SEAPORT PLAZA
                            NEW YORK, NEW YORK 10292
               (Name and Address of Agent for Service of Process)
                 Approximate date of proposed public offering:
                   As soon as practicable after the effective
                      date of the Registration Statement.
             It is proposed that this filing will become effective
                            (check appropriate box):

                       / / immediately upon filing pursuant to paragraph (b)

                       / / on (date) pursuant to paragraph (b)

                       / / 60 days after filing pursuant to paragraph (a)(1)

                       /X/ on January 2, 1996 pursuant to paragraph (a)(1)

                       / / 75 days after filing pursuant to paragraph (a)(2)

                       / / on (date) pursuant to paragraph (a)(2) of rule 485.

                          If appropriate, check the following box:

                       / / this post-effective amendment designates a new
                           effective date for a previously filed post-effective amendment.

    Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously registered an indefinite number of shares of its Common Stock, par value $.01 per share. The Registrant filed a notice under such Rule for its fiscal year ended September 30, 1994 on November 25, 1994.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                    LOCATION
-----------------------------------------------  ----------------------------------
PART A
Item     1.  Cover Page........................  Cover Page
Item     2.  Synopsis..........................  Fund Expenses
Item     3.  Condensed Financial Information...  Fund Expenses; Financial
                                                 Highlights; How the Fund
                                                 Calculates Performance
Item     4.  General Description of              Cover Page; Fund Highlights; How
             Registrant........................  the Fund Invests; General
                                                 Information
Item     5.  Management of the Fund............  Financial Highlights; How the Fund
                                                 is Managed
Item     6.  Capital Stock and Other             Taxes, Dividends and
             Securities........................  Distributions; General Information
Item     7.  Purchase of Securities Being        Shareholder Guide; How the Fund
             Offered...........................  Values its Shares
Item     8.  Redemption or Repurchase..........  Shareholder Guide; How the Fund
                                                 Values its Shares; General
                                                 Information
Item     9.  Pending Legal Proceedings.........  Not Applicable

PART B
Item    10.  Cover Page........................  Cover Page
Item    11.  Table of Contents.................  Table of Contents
Item    12.  General Information and History...  General Information
Item    13.  Investment Objectives and           Investment Objective and Policies;
             Policies..........................  Investment Restrictions
Item    14.  Management of the Fund............  Directors and Officers; Manager;
                                                 Distributor
Item    15.  Control Persons and Principal       Not Applicable
             Holders of Securities.............
Item    16.  Investment Advisory and Other       Manager; Distributor; Custodian,
             Services..........................  Transfer and Dividend Disbursing
                                                 Agent and Independent Accountants
Item    17.  Brokerage Allocation and Other      Portfolio Transactions and
             Practices.........................  Brokerage
Item    18.  Capital Stock and Other             Not Applicable
             Securities........................
Item    19.  Purchase, Redemption and Pricing    Purchase and Redemption of Fund
             of Securities Being Offered.......  Shares; Shareholder Investment
                                                 Account; Net Asset Value
Item    20.  Tax Status........................  Taxes
Item    21.  Underwriters......................  Distributor
Item    22.  Calculation of Performance Data...  Performance Information
Item    23.  Financial Statements..............  Financial Statements

PART C
        Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

Prudential Growth Opportunity Fund, Inc.

                                (Class Z Shares)

----------------------------------------------------------------

PROSPECTUS DATED JANUARY 2, 1996

----------------------------------------------------------------

Prudential Growth Opportunity Fund, Inc. (the Fund) is an open-end, diversified management investment company whose objective is capital growth. The Fund intends to invest principally in a carefully selected portfolio of common stocks--generally small company stocks having prospects of a high return on equity, increasing earnings, increasing dividends (or an expectation of dividends) and price-earnings ratios which are not excessive. The Fund's purchase and sale of put and call options and related short-term trading may result in a high portfolio turnover rate. These activities may be considered speculative and may result in higher risks and costs to the Fund. The Fund may also buy and sell stock index futures and may buy and sell options on stock indices in accordance with limits described herein. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests--Investment Objective and Policies." The Fund's address is One Seaport Plaza, New York, New York 10292, and its telephone number is (800) 225-1852.

Class Z shares are offered exclusively for sale to the Trustee of the Prudential Securities 401(k) Plan, a defined contribution plan sponsored by Prudential Securities Incorporated (the PSI 401(k) Plan or the Plan). Only Class Z shares are offered through this Prospectus. The Fund also offers Class A, Class B and Class C shares through the attached Prospectus dated February 1, 1995 (the Retail Class Prospectus) which is a part hereof.

This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated February 1, 1995, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Fund, at the address or telephone number noted above.

--------------------------------------------------------------------------------

INVESTORS ARE  ADVISED  TO  READ  THIS  PROSPECTUS  AND  RETAIN  IT  FOR  FUTURE
REFERENCE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                                                                 CLASS Z SHARES
                                                                                                 ---------------
   Maximum Sales Load Imposed on Purchases (as a percentage of offering price).................       None
    Maximum Sales Load or Deferred Sales Load Imposed on Reinvested Dividends..................       None
    Deferred Sales Load (as a percentage of original purchase price or redemption proceeds,
     whichever is lower).......................................................................       None
    Redemption Fees............................................................................       None
    Exchange Fee...............................................................................       None

ANNUAL FUND OPERATING EXPENSES                                                                   CLASS Z SHARES*
                                                                                                 ---------------
(as a percentage of average net assets)
    Management Fees............................................................................       .70%
    12b-1 Fees.................................................................................       None
    Other Expenses.............................................................................       .39%
                                                                                                 ---------------
    Total Fund Operating Expenses..............................................................       1.09%
                                                                                                 ---------------
                                                                                                 ---------------

EXAMPLE                                                                                     1 YEAR   3 YEARS  5 YEARS   10 YEARS
                                                                                            -------  -------  --------  --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
    Class Z*..............................................................................  $   11   $   35   $    60   $   133
The  above example is based on expenses expected to have been incurred if Class Z shares had been in existence during the fiscal year ended September 30, 1994. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES
MAY BE GREATER OR LESS THAN THOSE SHOWN.
The purpose of this table is  to assist investors in understanding  the various costs and expenses  that an investor in Class  Z shares  of the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Fund is  Managed." "Other Expenses" includes  operating expenses of the Fund,  such as directors' and  professional fees, registration fees, reports to shareholders, transfer agency and custodian fees and franchise taxes.

  --------------
 *Estimated based on expenses expected to have been incurred if Class Z shares had been in existence during the fiscal year ended September 30,1994.

    THE FOLLOWING INFORMATION SUPPLEMENTS "HOW THE FUND IS MANAGED--DISTRIBUTOR" IN THE RETAIL CLASS PROSPECTUS:

    Prudential Securities serves as the Distributor of Class Z shares and incurs the expenses of distributing the Fund's Class Z shares under a Distribution Agreement with the Fund, none of which is reimbursed by or paid for by the Fund.

    THE FOLLOWING INFORMATION SUPPLEMENTS "HOW THE FUND VALUES ITS SHARES" IN THE RETAIL CLASS PROSPECTUS:

    The NAV of Class Z shares will generally be higher than the NAV of Class A, Class B or Class C shares as a result of the fact that Class Z shares are not subject to any distribution and/or service fee. It is expected, however, that the NAV of the four classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution-related accrual differential among the classes.

    THE    FOLLOWING    INFORMATION    SUPPLEMENTS    "TAXES,    DIVIDENDS   AND
DISTRIBUTIONS--TAXATION OF SHAREHOLDERS" IN THE RETAIL CLASS PROSPECTUS:

    As a qualified plan, the PSI 401(k) Plan generally pays no federal income tax. Individual participants in the Plan should consult Plan documents and their own tax advisers for information on the tax consequences associated with participating in the PSI 401(k) Plan.

    The per share dividends on Class Z shares will generally be higher than the per share dividends on Class A, Class B or Class C shares as a result of the fact that Class Z shares are not subject to any distribution or service fee.

    THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "SHAREHOLDER GUIDE--HOW TO BUY SHARES OF THE FUND" AND "SHAREHOLDER GUIDE--HOW TO SELL YOUR SHARES" IN THE RETAIL CLASS PROSPECTUS:

    Class Z shares of the Fund are offered exclusively for sale to the Trustee of the PSI 401(k) Plan. Such shares may be purchased or redeemed only by the Plan on behalf of individual plan participants at NAV without any sales or redemption charge. Class Z shares are not subject to any minimum investment requirements. The Plan purchases and redeems shares to implement the investment choices of individual plan participants with respect to their contributions in the Plan. All purchases through the Plan will be for Class Z shares. Individual Plan participants should consult Plan documents for a description of the procedures and limitations applicable to the making or changing of investment choices. Copies of the Plan documents are available from the Prudential Securities Benefits Department at One Seaport Plaza, 33rd Floor, New York, New York 10292 or by calling (212) 214-7194.

    The average net asset value per share at which shares of the Fund are purchased or redeemed by the Plan for the accounts of individual plan participants might be more or less than the net asset value per share prevailing at the time that such participants made their investment choices or made their contributions to the Plan.

    THE FOLLOWING INFORMATION SUPPLEMENTS "SHAREHOLDER GUIDE--HOW TO EXCHANGE YOUR SHARES" IN THE RETAIL CLASS PROSPECTUS:

    Effective as of the date of this Prospectus, Class A shares held through the PSI 401(k) Plan on behalf of participants will be automatically exchanged for Class Z shares. You should contact the Prudential Securities Benefits Department about how to exchange your Class Z shares. See "How to Buy Shares of the Fund" above.

    THE   INFORMATION  ABOVE  ALSO  SUPPLEMENTS   THE  INFORMATION  UNDER  "FUND
HIGHLIGHTS" IN THE RETAIL CLASS PROSPECTUS AS APPROPRIATE.

                    PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.
                      SUPPLEMENT DATED JANUARY 2, 1996 TO
                       PROSPECTUS DATED FEBRUARY 1, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS "FINANCIAL HIGHLIGHTS" IN THE PROSPECTUS:

                              FINANCIAL HIGHLIGHTS
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)
                     (CLASS A, CLASS B AND CLASS C SHARES)

   The following financial highlights for Class A, Class B and Class C shares are unaudited. This information should be read in conjunction with the financial statements and the notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class A, Class B and Class C share of common stock, respectively, outstanding, total return, ratios to average net assets and other supplemental data for the period indicated. The information has been determined based on data contained in the financial statements.

                                        CLASS A      CLASS B      CLASS C
                                      -----------  -----------  -----------
                                      SIX MONTHS   SIX MONTHS   SIX MONTHS
                                      ENDED MARCH  ENDED MARCH  ENDED MARCH
                                      31, 1995**   31, 1995**   31, 1995**
                                      -----------  -----------  -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
 period.............................   $   12.40    $   11.99    $   11.99
                                      -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...............         .02         (.03)        (.03)
Net realized and unrealized gain
 (loss) on investment
 transactions.......................         .50          .47          .47
                                      -----------  -----------  -----------
Total from investment operations....         .52          .44          .44
                                      -----------  -----------  -----------
LESS DISTRIBUTIONS
Dividends from net investment
 income.............................      --           --           --
Distributions from net realized
 capital gains......................        (.84 )       (.84 )       (.84 )
                                      -----------  -----------  -----------
Total distributions.................        (.84 )       (.84 )       (.84 )
                                      -----------  -----------  -----------
Net asset value, end of period......  $    12.08   $    11.59   $    11.59
                                      -----------  -----------  -----------
                                      -----------  -----------  -----------
TOTAL RETURN#:......................        5.03 %       4.60 %       4.60 %
RATIOS/SUPPLEMENTAL DATA:*
Net assets, end of period (000).....  $  203,557   $  315,089   $      789
Average net assets (000)............  $  124,937   $  363,502   $      494
Ratios to average net assets:
  Expenses, including distribution
   fees.............................        1.37 %       2.12 %       2.12 %
  Expenses, excluding distribution
   fees.............................        1.12 %       1.12 %       1.12 %
  Net investment income.............         .15 %       (.60 )%       (.60 )%
Portfolio turnover..................          30 %         30 %         30 %

   ------------------
     *Annualized.
    **Calculated based upon weighted average shares outstanding during the period.
    #Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

    THE FOLLOWING INFORMATION SUPPLEMENTS "GENERAL INFORMATION--DESCRIPTION OF COMMON STOCK" IN THE PROSPECTUS:

    The Fund is authorized to offer 1 billion shares of common stock, $.01 par value per share, divided into four classes of shares, designated Class A, Class B, Class C and Class Z shares, each consisting of 250 million authorized shares. Each class represents an interest in the same assets of the Fund and is identical in all respects except that

(i) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any distribution and/or service fee), (ii) each class has exclusive voting rights with respect to its distribution and service plan, if any, and on any other matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to the Trustee of the Prudential Securities 401(k) Plan, a defined contribution plan sponsored by Prudential Securities. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders and to Class Z shareholders, whose shares are not subject to any distribution and/or service fee. In accordance with the Fund's Articles of Incorporation, the Board of Directors may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Directors may determine. Currently, the Fund is offering four classes, designated Class A, Class B, Class C and Class Z shares.

    THE FOLLOWING INFORMATION FOR THE CLASS Z SHARES SUPPLEMENTS "HOW THE FUND CALCULATES PERFORMANCE" IN THE PROSPECTUS:

    The Fund will include performance data for each class of shares offered through the Prospectus in any advertisement or information including performance data of the Fund.

                    PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.
                      Supplement dated January 2, 1996 to
                   Statement of Additional Information dated
                                February 1, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS "DIRECTORS AND OFFICERS" IN THE STATEMENT OF ADDITIONAL INFORMATION:

    As of September 22, 1995, the Directors and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of the Fund.

    As of September 22, 1995, Prudential Securities was the record holder for other beneficial owners of 7,163,211 Class A shares (or 42% of the outstanding Class A shares), 18,986,293 Class B shares (or 71% of the outstanding Class B shares) and 89,476 Class C shares (or 79% of the outstanding Class C shares) of the Fund. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.

THE FOLLOWING INFORMATION SUPPLEMENTS "DISTRIBUTOR" IN THE STATEMENT OF ADDITIONAL INFORMATION:

    Prudential Securities serves as the Distributor of Class Z shares and incurs the expenses of distributing the Fund's Class Z shares under a Distribution Agreement with the Fund, none of which is reimbursed by or paid for by the Fund.

THE FOLLOWING INFORMATION SUPPLEMENTS "PURCHASE AND REDEMPTION OF FUND SHARES" IN THE STATEMENT OF ADDITIONAL INFORMATION:

    Shares of the Fund may be purchased at a price equal to the next determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed either (i) at the time of purchase (Class A shares) or
(ii) on a deferred basis (Class B or Class C shares). Class Z shares of the Fund are not subject to any sales or redemption charge and are offered exclusively for sale to the Trustee of the Prudential Securities 401(k) Plan, a defined contribution plan sponsored by Prudential Securities (the PSI 401(k) Plan). See "Shareholder Guide--How to Buy Shares of the Fund" in the Prospectus.

    Each class represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service expenses (except for Class Z shares, which are not subject to any sales or redemption charge or any distribution and/or service fee), (ii) each class has exclusive voting rights with respect to its distribution and service plan, if any, and on any other matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively for sale to the Trustee of the PSI 401(k) Plan. See "Distributor." Each class also has separate exchange privileges. See "Shareholder Investment Account--Exchange Privilege."

SPECIMEN PRICE MAKE-UP SHEET

    Under the current distribution arrangements between the Fund and the Distributor, Class A shares are sold with a maximum sales charge of 5% and Class B*, Class C* and Class Z** shares are sold at net asset value. Using the Fund's net asset value at June 30, 1995, the maximum offering price of the Fund's shares is as follows:

CLASS A
Net asset value and redemption price per Class A share...................................  $   12.08
Maximum sales charge (5% of offering price)..............................................        .64
                                                                                           ---------
Offering price to public.................................................................  $   12.72
                                                                                           ---------
                                                                                           ---------

CLASS B
Net asset value, offering price and redemption price per Class B share*..................  $   11.59
                                                                                           ---------
                                                                                           ---------

CLASS C
Net asset value, offering price and redemption price per Class C share*..................  $   11.59
                                                                                           ---------
                                                                                           ---------

CLASS Z
Net asset value, offering price and redemption price per Class Z share**.................  $   11.59
                                                                                           ---------
                                                                                           ---------

------------
*  Class B and Class C shares are  subject to a contingent deferred sales charge
on   certain   redemptions.   See   "Shareholder   Guide--How   to   Sell   Your
Shares--Contingent Deferred Sales Charges" in the Prospectus.
** Class Z shares did not exist prior to January 2, 1996.

THE FOLLOWING INFORMATION SUPPLEMENTS "SHAREHOLDER INVESTMENT ACCOUNT--EXCHANGE PRIVILEGE" IN THE STATEMENT OF ADDITIONAL INFORMATION:

    CLASS Z. Class Z shares may be exchanged for Class Z shares of the funds listed below which participate in the PSI 401(k) Plan. No fee or sales load will be imposed upon the exchange.

    Prudential Allocation Fund
      (Balanced Portfolio)
    Prudential Equity Income Fund
    Prudential Equity Fund, Inc.
    Prudential Global Fund, Inc.
    Prudential Government Income Fund, Inc.
    Prudential Government Securities Trust
      (Money Market Series)
    Prudential High Yield Fund, Inc.
    Prudential MoneyMart Assets, Inc.
    Prudential Multi-Sector Fund, Inc.
    Prudential Pacific Growth Fund, Inc.
    Prudential Utility Fund, Inc.

    THE FOLLOWING INFORMATION SUPPLEMENTS "PERFORMANCE INFORMATION" IN THE STATEMENT OF ADDITIONAL INFORMATION:

    AVERAGE ANNUAL TOTAL RETURN. The Fund may from time to time advertise its average annual total return. Average annual total return is determined separately for Class A, Class B, Class C and Class Z shares. See "How the Fund Calculates Performance" in the Prospectus.

    The average annual total return for Class A shares for the one year and since inception (January 22, 1990) periods ended March 31, 1995 was 3.9% and 12.6%, respectively. The average annual total return for Class B shares for the one, five and ten year periods ended on March 31, 1995 was 3.5%, 12.7% and 12.1%, respectively. The average annual total return for Class C shares for the inception (August 1, 1994) period ended March 31, 1995 was 6.9%. During these periods, no Class Z shares were outstanding.

    AGGREGATE TOTAL RETURN. The Fund may also advertise its aggregate total return. Aggregate total return is determined separately for Class A, Class B, Class C and Class Z shares. See "How the Fund Calculates Performance" in the Prospectus.

    The aggregate total return for Class A shares for the one and five year and since inception (January 22, 1990) periods ended on March 31, 1995 was 9.4%, 90.1% and 93.6%, respectively. The aggregate total return for Class B shares for the one, five and ten year periods ended on March 31, 1995 was 8.5%, 82.4% and 212.1%, respectively. The aggregate total return for Class C shares for the since inception (August 1, 1994) period ended March 31, 1995 was 7.9%. During these periods, no Class Z shares were outstanding.

    YIELD. The Fund may from time to time advertise its yield as calculated over a 30-day period. Yield is calculated separately for Class A, Class B, Class C shares and Class Z shares. The Fund's 30-day yields for the period ended March 31, 1995 were .46%, -.24% and -.23% for Class A, Class B and Class C shares, respectively. During these periods, no Class Z shares were outstanding.

PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.             PORTFOLIO OF INVESTMENTS
                                                    MARCH 31, 1995 (UNAUDITED)


SHARES                        DESCRIPTION                             VALUE
                                                                    (NOTE 1)
--------------------------------------------------------------------------------

             LONG-TERM INVESTMENTS
             COMMON STOCKS--90.4%
             AEROSPACE/DEFENSE--3.7%
   740,000   Precision Castparts Corp. . . . . . . . . . . . .    $ 19,332,500
                                                                  ------------

             AUTOMOBILES--1.1%
   250,000+  Jason, Inc.*
               (cost $2,200,000; purchase date--1/21/94) . . .       1,996,875
   190,000   Standard Products Co. . . . . . . . . . . . . . .       3,728,750
                                                                  ------------
                                                                     5,725,625
                                                                  ------------

             BANKING--1.4%
   190,000   Community First Bankshares, Inc.. . . . . . . . .       2,945,000
   200,000   Riggs National Corp.* . . . . . . . . . . . . . .       1,850,000
   140,000   Rochester Community Savings Bank. . . . . . . . .       2,397,500
                                                                  ------------
                                                                     7,192,500
                                                                  ------------

             CABLE & PAY TELEVISION SYSTEMS--1.1%
   217,000   TCA Cable TV, Inc.. . . . . . . . . . . . . . . .       5,669,125
                                                                  ------------

             COMMERCIAL SERVICES--1.0%
   193,700   Aviall, Inc.. . . . . . . . . . . . . . . . . . .       1,283,263
    28,400   Banner Aerospace, Inc.* . . . . . . . . . . . . .         113,600
   190,000   SafeCard Services, Inc. . . . . . . . . . . . . .       3,633,750
                                                                  ------------
                                                                     5,030,613
                                                                  ------------

             COMMUNICATIONS EQUIPMENT--0.9%
   298,600   Black Box Corp* . . . . . . . . . . . . . . . . .       4,404,350
                                                                  ------------

             COMPUTER HARDWARE--3.5%
   310,000   Stratus Computer, Inc.* . . . . . . . . . . . . .       9,687,500
   390,000   Telxon Corp.. . . . . . . . . . . . . . . . . . .       5,801,250
   119,800   VeriFone, Inc.* . . . . . . . . . . . . . . . . .       2,935,100
                                                                  ------------
                                                                    18,423,850
                                                                  ------------

             COMPUTER SOFTWARE & SERVICES--5.0%
   220,000   American Management Systems, Inc.*. . . . . . . .       4,262,500
    49,800   Analysts International Corp.. . . . . . . . . . .       1,157,850
   241,800   Continuum Co., Inc.*. . . . . . . . . . . . . . .       7,193,550
    25,000   McAffee Associates, Inc.* . . . . . . . . . . . .         725,000
   200,050   National Data Corp. . . . . . . . . . . . . . . .       3,475,869
   275,000   Primark Corp.*. . . . . . . . . . . . . . . . . .       3,953,125
    95,000   Sterling Software, Inc.*. . . . . . . . . . . . .       3,313,125
   124,200   Westcott Communications, Inc.*. . . . . . . . . .       1,723,275
                                                                  ------------
                                                                    25,804,294
                                                                  ------------

             CONSUMER PRODUCTS--2.5%
    35,300   Block Drug Co., Inc.. . . . . . . . . . . . . . .       1,235,500
   275,000   Fedders Corp.*. . . . . . . . . . . . . . . . . .       1,478,125
   550,000   Fedders USA, Inc.*. . . . . . . . . . . . . . . .       4,056,250
   265,400   Libbey, Inc.. . . . . . . . . . . . . . . . . . .       4,943,075
    75,000   Russ Berrie & Co., Inc. . . . . . . . . . . . . .       1,078,125
                                                                  ------------
                                                                    12,791,075
                                                                  ------------

             CONSUMER SERVICES--.8%
   235,000   Regis Corp.*. . . . . . . . . . . . . . . . . . .       4,347,500
                                                                  ------------

             CONTAINERS & PACKAGING--0.6%
    24,200   AptarGroup Inc. . . . . . . . . . . . . . . . . .         692,725
   127,800   Interpool, Inc.*. . . . . . . . . . . . . . . . .       1,853,100
    32,200   U.S. Can Corp.* . . . . . . . . . . . . . . . . .         684,250
                                                                  ------------
                                                                     3,230,075
                                                                  ------------

             DRUGS & MEDICAL SUPPLIES--2.8%
    70,000   Abbey Healthcare Group* . . . . . . . . . . . . .       2,563,750
   248,400   Endosonics Corp.* . . . . . . . . . . . . . . . .       1,987,200
    27,700   Healthdyne, Inc.* . . . . . . . . . . . . . . . .         283,925
    14,800   Healthdyne Technologies, Inc.*. . . . . . . . . .         175,750
    38,400   Heart Technology, Inc.* . . . . . . . . . . . . .         720,000
    50,000   Marsam Pharmaceuticals, Inc.* . . . . . . . . . .         718,750
   105,100   Sofamor/Danek Group, Inc.*. . . . . . . . . . . .       2,574,950
   150,000   Sybron International Corp.* . . . . . . . . . . .       5,400,000
                                                                  ------------
                                                                    14,424,325
                                                                  ------------

             ELECTRICAL EQUIPMENT--0.8%
   187,000   Belden, Inc.. . . . . . . . . . . . . . . . . . .       4,114,000
    13,500   Cable Design Technologies Corp.*. . . . . . . . .         202,500
                                                                  ------------
                                                                     4,316,500
                                                                  ------------


                                        4     See Notes to Financial Statements

PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.

SHARES                        DESCRIPTION                             VALUE
                                                                    (NOTE 1)
--------------------------------------------------------------------------------

             ELECTRONICS--7.9%
    43,100   Actel Corp.*. . . . . . . . . . . . . . . . . . .    $    549,525
    10,300   Advance Circuits, Inc.* . . . . . . . . . . . . .         142,913
   108,100   Burr-Brown Corp.. . . . . . . . . . . . . . . . .       1,959,312
   200,000   Cirrus Logic, Inc.* . . . . . . . . . . . . . . .       6,800,000
   130,600   Kemet Corp.*. . . . . . . . . . . . . . . . . . .       4,913,825
   425,000   Marshall Industries, Inc.*. . . . . . . . . . . .      11,050,000
   505,000   Methode Electronics, Inc. . . . . . . . . . . . .       7,953,750
   170,000   Woodhead Industries, Inc. . . . . . . . . . . . .       3,400,000
   111,500   Zilog Inc.* . . . . . . . . . . . . . . . . . . .       3,986,125
                                                                  ------------
                                                                    40,755,450
                                                                  ------------

             ENGINEERING & CONSTRUCTION--0.3%
   126,200   Baker (Michael) Corp.*. . . . . . . . . . . . . .         496,125
    48,500   Valmont Industries, Inc.. . . . . . . . . . . . .         994,250
                                                                  ------------
                                                                     1,490,375
                                                                  ------------

             ENVIRONMENTAL SERVICES--1.1%
   216,000   BHA Group, Inc. . . . . . . . . . . . . . . . . .       2,484,000
   286,300   USA Waste Services, Inc.* . . . . . . . . . . . .       3,399,812
                                                                  ------------
                                                                     5,883,812
                                                                  ------------

             FINANCIAL SERVICES--1.1%
   104,200   Finova Group Inc. . . . . . . . . . . . . . . . .       3,438,600
   165,000   McDonald & Co. Investments, Inc.. . . . . . . . .       2,351,250
                                                                  ------------
                                                                     5,789,850
                                                                  ------------

             FOOD & BEVERAGES--3.6%
    25,000   Dole Food Inc.. . . . . . . . . . . . . . . . . .         725,000
   288,000   JP Foodservice Inc.*. . . . . . . . . . . . . . .       3,312,000
   394,300   Michaels Foods, Inc.. . . . . . . . . . . . . . .       4,337,300
   490,000   Rykoff-Sexton, Inc. . . . . . . . . . . . . . . .       7,717,500
   207,000   Sanderson Farms, Inc. . . . . . . . . . . . . . .       2,432,250
                                                                  ------------
                                                                    18,524,050
                                                                  ------------

             FOREST PRODUCTS--2.7%
   308,500   Mercer International, Inc.* . . . . . . . . . . .       4,473,250
   150,200   Mosinee Paper Corp. . . . . . . . . . . . . . . .       4,092,950
   107,500   Pentair, Inc. . . . . . . . . . . . . . . . . . .       4,541,875
    47,900   Wausau Paper Mills Co.. . . . . . . . . . . . . .       1,065,775
                                                                  ------------
                                                                    14,173,850
                                                                  ------------

             HEALTH CARE SERVICES--0.8%
   139,500   National Health Labs Hldgs.*. . . . . . . . . . .       2,092,500
   450,000   Unilab Corp.* . . . . . . . . . . . . . . . . . .       2,306,250
                                                                  ------------
                                                                     4,398,750
                                                                  ------------

             HOSPITAL MANAGEMENT--2.5%
   180,000   Coastal Healthcare Group, Inc.* . . . . . . . . .       4,905,000
   233,700   Physician Corp. of America* . . . . . . . . . . .       5,258,250
    11,300   Right CHOICE Managed Care*. . . . . . . . . . . .         203,400
   112,200   Universal Health Services, Inc.*. . . . . . . . .       2,833,050
                                                                  ------------
                                                                    13,199,700
                                                                  ------------

             INDUSTRIALS--5.9%
    70,700   Amcast Industrial Corp. . . . . . . . . . . . . .       1,414,000
   130,500   Carlisle Companies, Inc.. . . . . . . . . . . . .       4,795,875
    90,800   Figgie International, Inc.. . . . . . . . . . . .         817,200
    21,900   Insituform Mid-America, Inc.  . . . . . . . . . .         229,950
   205,000   Johnstown America Industries, Inc.* . . . . . . .       2,767,500
   250,000   Mark IV Industries, Inc.. . . . . . . . . . . . .       5,125,000
   142,600   Medalist Industries, Inc.*. . . . . . . . . . . .         819,950
   108,900   Rogers Corp.* . . . . . . . . . . . . . . . . . .       5,853,375
   204,500   Schulman (A.), Inc. . . . . . . . . . . . . . . .       6,237,250
   104,050   Varlen Corp.. . . . . . . . . . . . . . . . . . .       2,367,137
                                                                  ------------
                                                                    30,427,237
                                                                  ------------

             INFORMATION SERVICES--0.9%
   210,000   American Business Information, Inc.*. . . . . . .       4,567,500
                                                                  ------------


                                       5     See Notes to Financial Statements

PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.


SHARES                        DESCRIPTION                             VALUE
                                                                    (NOTE 1)
--------------------------------------------------------------------------------

             INSURANCE--1.3%
   166,000   AmVestors Financial Corp.*. . . . . . . . . . . .    $  1,743,000
   120,000   Life Re Corp. . . . . . . . . . . . . . . . . . .       2,325,000
   221,400   Philadelphia Consolidated Holding Corp.*. . . . .       2,767,500
                                                                  ------------
                                                                     6,835,500
                                                                  ------------

             LEISURE--0.9%
   348,800   Topps Co., Inc. . . . . . . . . . . . . . . . . .       2,223,600
   120,000   WMS Industries Inc.*. . . . . . . . . . . . . . .       2,490,000
                                                                  ------------
                                                                     4,713,600
                                                                  ------------

             MACHINERY & EQUIPMENT--7.3%
   162,900   Bearings, Inc.. . . . . . . . . . . . . . . . . .       4,948,087
   360,000   Brenco, Inc.. . . . . . . . . . . . . . . . . . .       4,545,000
   126,100   GATX Corp.. . . . . . . . . . . . . . . . . . . .       5,642,975
   160,000   Gerber Scientific, Inc. . . . . . . . . . . . . .       2,300,000
   111,600   Maverick Tube Corp.*. . . . . . . . . . . . . . .         990,450
   325,000   Measurex Corp.. . . . . . . . . . . . . . . . . .       8,084,375
   440,000   Regal Beloit Corp.. . . . . . . . . . . . . . . .       6,875,000
   161,400   Roper Industries. . . . . . . . . . . . . . . . .       4,337,625
                                                                  ------------
                                                                    37,723,512
                                                                  ------------

             MEDIA--0.5%
   150,000   Valassis Communications, Inc.*. . . . . . . . . .       2,737,500
                                                                  ------------

             NON-FERROUS METALS--0.1%
    18,200   Cleveland-Cliffs Inc. . . . . . . . . . . . . . .         700,700
                                                                  ------------

             OIL & GAS EXPLORATION/PRODUCTION--4.4%
    30,800   Cabot Oil & Gas Corp. . . . . . . . . . . . . . .         487,256
   120,000   Diamond Shamrock, Inc.. . . . . . . . . . . . . .       3,165,000
    45,100   Dreyfus Natural Gas Corp.*. . . . . . . . . . . .         648,313
   360,000   International Colin Energy Co.* . . . . . . . . .       2,025,000
   270,814   KN Energy, Inc. . . . . . . . . . . . . . . . . .       6,499,536
   135,700   Lomak Petroleum, Inc.*. . . . . . . . . . . . . .         949,900
   300,100   Mesa, Inc.* . . . . . . . . . . . . . . . . . . .       1,838,112
   103,400   Mitchell Energy & Dev. Corp., Class A . . . . . .       1,861,200
   145,050   Mitchell Energy & Dev. Corp., Class B . . . . . .       2,556,506
   120,000   Western Gas Resources, Inc. . . . . . . . . . . .       2,655,000
                                                                  ------------
                                                                    22,685,823
                                                                  ------------

             OIL SERVICES--0.8%
   200,000   Dreco Energy Services Ltd.* . . . . . . . . . . .       2,550,000
   225,000   Pride Petroleum Services, Inc.* . . . . . . . . .       1,546,875
                                                                  ------------
                                                                     4,096,875
                                                                  ------------

             PUBLISHING--0.3%
    63,600   Central Newspapers, Inc.. . . . . . . . . . . . .       1,661,550
                                                                  ------------

             REALTY--1.1%
   100,000   Duke Reality Investments, Inc.. . . . . . . . . .       2,650,000
   120,000   Equity Residential Property Trust . . . . . . . .       3,120,000
                                                                  ------------
                                                                     5,770,000
                                                                  ------------

             RESTAURANTS--0.2%
   124,600   Buffets, Inc.*. . . . . . . . . . . . . . . . . .       1,183,700
                                                                  ------------

             RETAIL--3.3%
   726,480   Neostar Retail Group Inc.*. . . . . . . . . . . .       8,899,380
   388,000   Stride Rite Corp. . . . . . . . . . . . . . . . .       4,898,500
   110,000   Tiffany & Co. . . . . . . . . . . . . . . . . . .       3,410,000
                                                                  ------------
                                                                    17,207,880
                                                                  ------------

             SPECIALTY CHEMICALS--6.0%
   300,800   Brush Wellman, Inc. . . . . . . . . . . . . . . .       5,301,600
   250,000   Cabot Corp. . . . . . . . . . . . . . . . . . . .       9,218,750
    75,000   Potash Corp.. . . . . . . . . . . . . . . . . . .       3,337,500
   180,000   Raychem Corp. . . . . . . . . . . . . . . . . . .       7,312,500
   155,000   Vigoro Corp.. . . . . . . . . . . . . . . . . . .       5,735,000
                                                                  ------------
                                                                    30,905,350
                                                                  ------------


                                       6     See Notes to Financial Statements

PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.


SHARES                        DESCRIPTION                             VALUE
                                                                    (NOTE 1)
--------------------------------------------------------------------------------

             STEEL--5.4%
   100,000   Huntco, Inc.. . . . . . . . . . . . . . . . . . .    $  2,025,000
    10,200   Lukens, Inc.. . . . . . . . . . . . . . . . . . .         310,466
   200,000   Quanex Corp.. . . . . . . . . . . . . . . . . . .       4,550,000
   570,000   Trinity Industries, Inc.. . . . . . . . . . . . .      21,303,750
                                                                  ------------
                                                                    28,189,216
                                                                  ------------

             TRANSPORTATION--6.2%
   246,250   Air Express International Corp. . . . . . . . . .       6,279,375
   347,800   Expediters International of Washington, Inc.. . .       7,303,800
   263,600   Harper Group, Inc.. . . . . . . . . . . . . . . .       4,613,000
   335,000   Kansas City Southern Industries, Inc.*. . . . . .      13,609,375
    66,700   WorldCorp, Inc.*. . . . . . . . . . . . . . . . .         641,988
                                                                  ------------
                                                                    32,447,538
                                                                  ------------

             TRUCKING & SHIPPING--0.5%
   123,800   American President Cos., Ltd. . . . . . . . . . .       2,708,125
                                                                  ------------

             UTILITY--0.1%
    35,900   AES China Generating* . . . . . . . . . . . . . .         309,638
                                                                  ------------

             Total common stocks (cost $415,251,201) . . . . .     469,779,413
                                                                  ------------

PRINCIPAL
 AMOUNT
  (000)      SHORT-TERM INVESTMENT
---------    REPURCHASE AGREEMENT--11.4%
$   58,914   Joint Repurchase Agreement Account, 6.29%, 4/3/95,
               (Note 5) (cost $58,914,000) . . . . . . . . . .      58,914,000
                                                                  ------------

             TOTAL INVESTMENTS--101.8%
               (cost $474,165,201; Note 4) . . . . . . . . . .     528,693,413
             Liabilities in excess of other assets--(1.8%) . .      (9,258,343)
                                                                  ------------
             NET ASSETS--100%. . . . . . . . . . . . . . . . .    $519,435,070
                                                                  ------------
                                                                  ------------

---------------
*    Non-income producing security.
+ Private placement restricted as to resale; includes registration rights under which the Fund may demand registration by the issuer.



                                       7   See Notes to Financial Statements

PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.
STATEMENT OF ASSETS AND LABILITIES
(UNAUDITED)


                                                                  MARCH 31, 1995
                                                                  --------------

ASSETS
Investments, at value (cost $474,165,201) . . . . . . . . . .      $528,693,413
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .            29,317
Receivable for investments sold. . . . . . . . . . . . . . .         9,477,369
Receivable for Fund shares sold. . . . . . . . . . . . . . .           990,646
Dividends and interest receivable. . . . . . . . . . . . . .           577,341
Other assets . . . . . . . . . . . . . . . . . . . . . . . .            16,332
                                                                  ------------
  Total assets . . . . . . . . . . . . . . . . . . . . . . .       539,784,418
                                                                  ------------

LIABILITIES
Payable for investments purchased. . . . . . . . . . . . . .        15,684,800
Payable for Fund shares reacquired . . . . . . . . . . . . .         3,827,789
Distribution fee payable . . . . . . . . . . . . . . . . . .           302,772
Management fee payable . . . . . . . . . . . . . . . . . . .           299,911
Accrued expenses . . . . . . . . . . . . . . . . . . . . . .           234,076
                                                                  ------------
  Total liabilities. . . . . . . . . . . . . . . . . . . . .        20,349,348
                                                                  ------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .      $519,435,070
                                                                  ------------
                                                                  ------------

Net assets were comprised of:
  Common stock, at par . . . . . . . . . . . . . . . . . . .      $    440,983
  Paid-in capital in excess of par . . . . . . . . . . . . .       456,076,824
                                                                  ------------
                                                                   456,517,807
  Undistributed net investment income. . . . . . . . . . . .         1,902,134
  Accumulated net realized gain on investments . . . . . . .         6,486,917
  Net unrealized appreciation on investments . . . . . . . .        54,528,212
                                                                  ------------
Net assets, March 31, 1995 . . . . . . . . . . . . . . . . .      $519,435,070
                                                                  ------------
                                                                  ------------

Class A:
  Net asset value and redemption price per share
    ($203,556,729 DIVIDED BY 16,854,425 shares of common
    stock issued and outstanding). . . . . . . . . . . . . .            $12.08
  Maximum sales charge (5.0% of offering price). . . . . . .               .64
                                                                        ------
  Maximum offering price to public . . . . . . . . . . . . .            $12.72
                                                                        ------
                                                                        ------

Class B:
  Net asset value and redemption price per share
    ($315,089,405 DIVIDED BY 27,175,839 shares of common
    stock issued and outstanding). . . . . . . . . . . . . .            $11.59
                                                                        ------
                                                                        ------

Class C:
  Net asset value, offering price and redemption price per share
    ($788,936 DIVIDED BY 68,045 shares of common
    stock issued and outstanding). . . . . . . . . . . . . .            $11.59
                                                                        ------
                                                                        ------


See Notes to Financial Statements.

PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.
STATEMENT OF OPERATIONS
(UNAUDITED)


                                                                    SIX MONTHS
                                                                       ENDED
                                                                     MARCH 31,
                                                                       1995
                                                                    ----------

NET INVESTMENT LOSS
Income
  Dividends (net of foreign withholding taxes of $6,227) . . . .   $ 2,951,888
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . .       839,628
                                                                   -----------
  Total income . . . . . . . . . . . . . . . . . . . . . . . . .     3,791,516
                                                                   -----------

Expenses
  Distribution fee--Class A. . . . . . . . . . . . . . . . . . .       155,743
  Distribution fee--Class B. . . . . . . . . . . . . . . . . . .     1,812,531
  Distribution fee--Class C. . . . . . . . . . . . . . . . . . .         2,463
  Management fee . . . . . . . . . . . . . . . . . . . . . . . .     1,706,577
  Transfer agent's fees and expenses . . . . . . . . . . . . . .       516,000
  Reports to shareholders. . . . . . . . . . . . . . . . . . . .       185,000
  Custodian's fees and expenses. . . . . . . . . . . . . . . . .       124,000
  Registration fees. . . . . . . . . . . . . . . . . . . . . . .       117,000
  Audit fee. . . . . . . . . . . . . . . . . . . . . . . . . . .        25,000
  Franchise taxes. . . . . . . . . . . . . . . . . . . . . . . .        22,000
  Directors' fees. . . . . . . . . . . . . . . . . . . . . . . .        15,000
  Legal fees . . . . . . . . . . . . . . . . . . . . . . . . . .        15,000
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . .        10,401
                                                                   -----------
  Total expenses . . . . . . . . . . . . . . . . . . . . . . . .     4,706,715
                                                                   -----------
Net investment loss. . . . . . . . . . . . . . . . . . . . . . .      (915,199)
                                                                   -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions . . . . . . . . . .     7,882,944
Net change in unrealized appreciation of investments . . . . . .    15,467,183
                                                                   -----------
Net gain on investments. . . . . . . . . . . . . . . . . . . . .    23,350,127
                                                                   -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . .   $22,434,928
                                                                   -----------
                                                                   -----------


See Notes to Financial Statements.

PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)


                                                    SIX MONTHS        YEAR
                                                       ENDED          ENDED
                                                     MARCH 31,    SEPTEMBER 30,
                                                       1995           1994
                                                    ----------    -------------

Operations
  Net investment loss. . . . . . . . . . . . . .   $   (915,199)  $ (3,041,729)
  Net realized gain on investments . . . . . . .      7,882,944     44,673,230
  Net change in unrealized appreciation of
    investments. . . . . . . . . . . . . . . . .     15,467,183    (38,737,408)
                                                   ------------   ------------
  Net increase in net assets resulting from
    operations . . . . . . . . . . . . . . . . .     22,434,928      2,894,093
                                                   ------------   ------------
Net equalization credits . . . . . . . . . . . .      1,457,753         70,234
                                                   ------------   ------------
Distributions from net capital gains (Note 1)
  Class A. . . . . . . . . . . . . . . . . . . .     (6,672,537)    (5,775,787)
  Class B. . . . . . . . . . . . . . . . . . . .    (28,252,159)   (24,227,795)
  Class C. . . . . . . . . . . . . . . . . . . .        (23,735)        --
                                                   ------------   ------------
                                                    (34,948,431)   (30,003,582)
                                                   ------------   ------------
Fund share transactions (net of conversion)
  (Note 6)
  Net proceeds from shares subscribed. . . . . .    161,924,864    433,710,426
  Net asset value of shares issued in
    reinvestment of distributors . . . . . . . .     33,299,692     28,758,329
  Cost of shares reacquired. . . . . . . . . . .   (193,582,909)  (377,490,019)
                                                   ------------   ------------
  Net increase in net assets from Fund share
    transactions . . . . . . . . . . . . . . . .      1,641,647     84,978,736
                                                   ------------   ------------
Total increase (decrease). . . . . . . . . . . .     (9,414,103)    57,939,481

NET ASSETS
Beginning of period. . . . . . . . . . . . . . .    528,849,173    470,909,692
                                                   ------------   ------------
End of period. . . . . . . . . . . . . . . . . .   $519,435,070   $528,849,173
                                                   ------------   ------------
                                                   ------------   ------------



See Notes to Financial Statements.

PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

     Prudential Growth Opportunity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to achieve capital growth, consistent with reasonable risk, by investing in a carefully selected portfolio of commons stocks having prospects of high return on equity, increasing earnings, increasing dividends and price-earnings ratios which are not excessive.

NOTE 1.  ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITIES VALUATIONS: Investments traded in a national securities exchange are valued at the least reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

     Short-term securities which mature in more than 60 days are valued based upon current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

     In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     All securities are valued as of 4:15 P.M., New York time.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transaction are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis.

     Net investment income (loss), other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.

FEDERAL INCOME TAXES: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

EQUALIZATION: The Fund follows the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of reacquisitions of Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of the Fund's shares.

DIVIDENDS AND DISTRIBUTIONS: The Fund expects to pay dividends of net investment income, if any, semi-annually and make distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

RECLASSIFICATIONS OF CAPITAL ACCOUNTS: The Fund accounts and reports for distributions to shareholders in accordance with AICPA Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. During the six months ended March 31, 1995, the Fund reclassified $915,199 of net operating losses by increasing undistributed net investment income and decreasing accumulated net realized gains. Net investment income, net realized gains, and net assets were not affected by this change.

NOTE 2.  AGREEMENTS

     The Fund has a management agreement with Prudential Mutual Fund Management, Inc. ("PMF"). Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of and services, PMF has entered into a subadvisory agreement with The Prudential Investment Corporation ("PIC"); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

     The management fee paid PMF is computed daily and payable monthly, at an annual rate of .70 of 1% of the Fund's average daily net assets.

     The Fund has distribution agreements with Prudential Mutual Fund Distributors, Inc. ("PMFD"), which acts as the distributor of the Class A shares of the Fund, and with Prudential Securities Incorporated ("PSI"), which acts as distributor of the Class B and Class C shares of the Fund (collectively the "Distributors"). The Fund compensates the Distributors for distributing and servicing and Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the "Class A, B and C Plans"). The distribution fees are accrued daily and payable monthly.

     Pursuant to the Class A, B and C Plans, the Fund compensates the Distributors for distribution-related activities at and annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1% of the average daily net assets of Class A shares and 1% of the average daily net assets of both the Class B and C shares for the period ended March 31, 1995.

     PMFD has advised the Fund that is has received approximately $143,900 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 1995. From these fees, PMFD paid such sales charges to PSI and Pruco Securities Corporation, affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

     PSI had advised the Fund that for the six months ended March 31, 1995, it received approximately $476,700 in contingent deferred sales charges imposed upon certain redemptions by Class B shareholders.

     PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC are indirect wholly-owned subsidiaries of The Prudential Insurance Company of America.

NOTE 3. OTHER TRANSACTIONS WITH AFFILIATES

     Prudential Mutual Fund Services, Inc. ("PMFS"), a wholly-owned subsidiary of PMF, serves as the Fund's transfer agent. During the six months ended
March 31, 1995, the Fund incurred fees of approximately $402,000 for the services of PMFS. As of March 31, 1995, approximately $72,000 of such fees were due to PMFS.

NOTE 4. PORTFOLIO SECURITIES

     Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 1995 were $140,095,199 and $196,788,467, respectively.

     The federal income tax basis of the Fund's investments at March 31, 1995 was $474,361,144 and, accordingly, net unrealized appreciation for federal income tax purposes was $54,528,212 (gross unrealized appreciation--$69,730,954 gross unrealized depreciation--$15,202,742).

NOTE 5. JOINT REPURCHASE AGREEMENT ACCOUNT

     The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of March 31, 1995, the Fund had a 7.6% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represented $58,914,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

     Bear, Stearns & Co., Inc., 6.15%, in the principal amount of $30,000,000, repurchase price $30,015,375, due 4/3/95. The value of the collateral including accrued interest is $30,655,525.

     First Boston Corp., 6.30%, in the principal amount of $250,000,000, repurchase price $250,131,250, due 4/3/95. The value of the collateral including accrued interest is $255,156,250.

     Goldman Sachs & Co., 6.30%, in the principal amount of $250,000,000, repurchase price $250,131,250, due 4/3/95. The value of the collateral including accrued interest is $255,156,250.

     Smith Barney, Inc., 6.30%, in the principal amount of $250,000,000, repurchase price $250,131,250, due 4/3/95. The value of the collateral including accrued interest is $255,156,250.

NOTE 6. CAPITAL

     The Fund currently offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Commencing in February 1995, Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase.

     There are 750 million shares of common stock, $.01 par value per share, divided into three classes, designated Class A, Class B and Class C common stock, each of which consists of 250 million authorized shares.

     Transactions in shares of common stock for the six months ended March 31, 1995 and the fiscal year ended September 30, 1994 were as follows:


                                                      SHARES         AMOUNT
                                                   ------------  --------------

CLASS A
-------
Six months ended March 31, 1995:

Shares sold. . . . . . . . . . . . . . . . . . .     5,905,857  $  69,345,203
Shares issued in reinvestment of
  distributions. . . . . . . . . . . . . . . . .       614,029      6,502,568
Shares reacquired. . . . . . . . . . . . . . . .    (6,382,008)   (72,762,585)
                                                    -----------  -------------
Net increase in shares outstanding before
  conversion . . . . . . . . . . . . . . . . . .       137,878      3,085,186
Shares issued upon conversion from Class B . . .     8,405,246     90,525,645
                                                    -----------  -------------
Net increase in shares outstanding . . . . . . .     8,543,124  $  93,610,831
                                                    -----------  -------------
                                                    -----------  -------------

Year ended September 30, 1994:

Shares sold. . . . . . . . . . . . . . . . . . .     9,370,171  $ 115,130,689
Shares issued in reinvestment of
  distributions. . . . . . . . . . . . . . . . .       467,222      5,644,046
Shares reacquired. . . . . . . . . . . . . . . .    (8,789,620)  (108,081,971)
                                                    -----------  -------------
Net increase in shares outstanding . . . . . . .     1,047,773  $  12,692,764
                                                    -----------  -------------
                                                    -----------  -------------

CLASS B
-------
Six months ended March 31, 1995:
                                                      SHARES         AMOUNT
                                                   ------------  --------------
Shares sold. . . . . . . . . . . . . . . . . . .     8,252,743  $  91,754,915
Shares issued in reinvestment of
  distributions. . . . . . . . . . . . . . . . .     2,601,937     26,773,935
Shares reacquired. . . . . . . . . . . . . . . .   (11,103,699)  (120,472,557)
                                                    -----------  -------------
Net increase in shares outstanding before
  conversion . . . . . . . . . . . . . . . . . .      (249,019)    (1,943,707)
Shares reaquired upon conversion into Class A . .    (8,075,336)   (90,525,645)
                                                    -----------  -------------
Net increase in shares outstanding . . . . . . .    (8,324,355) $ (92,469,352
                                                    -----------  -------------
                                                    -----------  -------------

Year ended September 30, 1994:

Shares sold. . . . . . . . . . . . . . . . . . .    26,537,335  $ 318,270,570
Shares issued in reinvestment of
  distributions. . . . . . . . . . . . . . . . .     1,960,499     23,114,283
Shares reacquired. . . . . . . . . . . . . . . .   (22,525,818)  (269,363,510)
                                                    -----------  -------------
Net increase in shares outstanding . . . . . . .     5,972,016  $  72,021,343
                                                    -----------  -------------
                                                    -----------  -------------

CLASS C
-------
Six months ended March 31, 1995:

Shares sold. . . . . . . . . . . . . . . . . . .        74,170  $     824,746
Shares issued in reinvestment of
  distributions. . . . . . . . . . . . . . . . .         2,254         23,189
Shares reacquired. . . . . . . . . . . . . . . .       (30,791)      (347,767)
                                                    -----------  -------------
Net increase in shares outstanding . . . . . . .        45,633  $     500,168
                                                    -----------  -------------
                                                    -----------  -------------

August 1, 1994* through September 30, 1994:

Shares sold. . . . . . . . . . . . . . . . . . .        26,125  $     309,167
Shares reacquired. . . . . . . . . . . . . . . .        (3,713)       (44,538)
                                                    -----------  -------------
Net increase in shares outstanding . . . . . . .        22,412  $     264,629
                                                    -----------  -------------
                                                    -----------  -------------

---------------
*    Commencement of offering of Class C shares.


PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.
FINANCIAL HIGHLIGHTS
(UNAUDITED)


                                                                                            CLASS A
                                                       ----------------------------------------------------------------------------
                                                                                                                        JANUARY 22,
                                                       SIX MONTHS                                                          1990+
                                                          ENDED                YEAR ENDED SEPTEMBER 30,                   THROUGH
                                                        MARCH 31,     -------------------------------------------      SEPTEMBER 30,
                                                         1995**         1994**        1993**    1992**    1991             1990
                                                       ----------     ----------     --------  --------  --------      -------------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period . . . . . . .    $   12.40      $  13.06       $ 11.25   $ 10.16   $  7.36       $    8.55
                                                       ---------      --------       -------   -------   -------       ---------

INCOME FROM INVESTMENT OPERATIONS
Net investment income. . . . . . . . . . . . . . .          .02            --           .03       .02       .05             .09
Net realized and unrealized gain (loss) on
  investment transactions. . . . . . . . . . . . .          .50           .13          3.14      1.47      2.82           (1.20)
                                                       ---------      --------       -------   -------   -------       ---------
  Total from investment operations . . . . . . . .          .52           .13          3.17      1.49      2.87           (1.11)
                                                       ---------      --------       -------   -------   -------       ---------

LESS DISTRIBUTIONS
Dividends from net investment income . . . . . . .           --            --            --        --      (.07)           (.08)
Distributions from net realized capital gains . . .         (.84)         (.79)        (1.36)     (.40)       --              --
                                                       ---------      --------       -------   -------   -------       ---------
  Total distributions. . . . . . . . . . . . . . .         (.84)         (.79)        (1.36)     (.40)     (.07)           (.08)
                                                       ---------      --------       -------   -------   -------       ---------

Net asset value, end of period . . . . . . . . . .    $   12.08      $  12.40       $ 13.06   $ 11.25   $ 10.16       $    7.36
                                                       ---------      --------       -------   -------   -------       ---------
                                                       ---------      --------       -------   -------   -------       ---------

TOTAL RETURN#: . . . . . . . . . . . . . . . . . .         5.03%         1.13%        30.42%    15.39%    39.39%         (13.19)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000). . . . . . . . . .     $203,557      $103,078       $94,842   $44,845   $25,165        $ 17,222
Average net assets (000) . . . . . . . . . . . . .     $124,937      $ 97,877       $69,801   $36,011   $20,650        $132,627
Ratios to average net assets:
  Expenses, including distribution fees. . . . . .         1.37%*        1.33%         1.17%     1.33%     1.50%           1.61%*
  Expenses, excluding distribution fees. . . . . .         1.12%*        1.09%          .97%     1.13%     1.30%           1.42%*
  Net investment income. . . . . . . . . . . . . .          .15%*         .00%          .26%      .19%      .59%           1.54%*
Portfolio turnover . . . . . . . . . . . . . . . .           30%           82%           68%       99%      111%             79%

---------------
 *   Annualized.
**   Calculated based upon weighted average shares outstanding during the period.
 +   Commencement of offering of Class A shares.
 # Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.



See Notes to Financial Statements.

PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.
FINANCIAL HIGHLIGHTS
(UNAUDITED)


                                                                                                  CLASS B
                                                       ---------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                         YEAR ENDED SEPTEMBER 30,
                                                        MARCH 31,     ------------------------------------------------------------
                                                         1995**        1994**       1993**       1992**        1991         1990
                                                       ----------     --------     --------     --------     --------     --------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period . . . . . . .     $  11.99      $  12.74     $  11.08     $  10.11    $   7.34     $   9.11
                                                        --------      --------     --------     --------    --------     --------

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) . . . . . . . . . . .         (.03)         (.09)        (.06)        (.07)       (.02)         .07
Net realized and unrealized gain (loss) on
  investment transactions. . . . . . . . . . . . .          .47           .13         3.08         1.44        2.82        (1.75)
                                                        --------      --------     --------     --------    --------     --------
  Total from investment operations . . . . . . . .          .44           .04         3.02         1.37        2.80        (1.68)
                                                        --------      --------     --------     --------    --------     --------

LESS DISTRIBUTIONS
Dividends from net investment income . . . . . . .           --            --           --           --        (.03)        (.09)
Distributions from net realized capital gains . . .         (.84)         (.79)       (1.36)        (.40)         --           --
                                                        --------      --------     --------     --------    --------     --------
  Total distributions. . . . . . . . . . . . . . .         (.84)         (.79)       (1.36)        (.40)       (.03)        (.09)
                                                        --------      --------     --------     --------    --------     --------

Net asset value, end of period . . . . . . . . . .     $  11.59      $  11.99     $  12.74     $  11.08    $  10.11     $   7.34
                                                        --------      --------     --------     --------    --------     --------
                                                        --------      --------     --------     --------    --------     --------

TOTAL RETURN#: . . . . . . . . . . . . . . . . . .         4.60%          .34%       29.40%       14.27%      38.33%      (18.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000). . . . . . . . . .     $315,089      $425,502     $376,068     $172,018    $118,660     $ 86,440
Average net assets (000) . . . . . . . . . . . . .     $363,502      $399,920     $278,659     $154,601    $104,508     $132,622
Ratios to average net assets:
  Expenses, including distribution fees. . . . . .         2.12%*        2.09%        1.97%        2.13%       2.30%        2.18%
  Expenses, excluding distribution fees. . . . . .         1.12%*        1.09%         .97%        1.13%       1.30%        1.28%
  Net investment income (loss) . . . . . . . . . .         (.60)%        (.76)%       (.54)%       (.61)%      (.21)%        .91%
Portfolio turnover . . . . . . . . . . . . . . . .           30%           82%          68%          99%        111%          79%


                                                                  CLASS C
                                                         --------------------------------
                                                                              AUGUST 1,
                                                         SIX MONTHS            1994@
                                                            ENDED              THROUGH
                                                          MARCH 31,         SEPTEMBER 30,
                                                           1995**              1994**
                                                         ----------         -------------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period . . . . . . .        $11.99              $11.61
                                                           ------              ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) . . . . . . . . . . .          (.03)               (.01)
Net realized and unrealized gain (loss) on
  investment transactions. . . . . . . . . . . . .           .47                 .39
                                                           ------              ------
  Total from investment operations . . . . . . . .           .44                 .38
                                                           ------              ------

LESS DISTRIBUTIONS
Dividends from net investment income . . . . . . .            --                  --
Distributions from net realized capital gains. . .          (.84)                 --
                                                           ------              ------
  Total distributions. . . . . . . . . . . . . . .          (.84)                 --
                                                           ------              ------

Net asset value, end of period . . . . . . . . . .        $11.59              $11.99
                                                           ------              ------
                                                           ------              ------

TOTAL RETURN#: . . . . . . . . . . . . . . . . . .          4.60%               3.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000). . . . . . . . . .        $  789              $  269
Average net assets (000) . . . . . . . . . . . . .        $  494              $  179
Ratios to average net assets:
  Expenses, including distribution fees. . . . . .          2.12%*              2.22%*
  Expenses, excluding distribution fees. . . . . .          1.12%*              1.22%*
  Net investment income (loss) . . . . . . . . . .          (.60)%*              (.31)%*
Portfolio turnover . . . . . . . . . . . . . . . .            30%                 82%

---------------
 *   Annualized.
**   Calculated based upon weighted average shares outstanding during the period.
 @   Commencement of offering of Class C shares.
 # Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.



See Notes to Financial Statements.

Prudential
Growth Opportunity Fund, Inc.

------------------------------------------

Prospectus dated February 1, 1995

----------------------------------------------------------------

Prudential Growth Opportunity Fund, Inc. (the Fund) is an open-end, diversified management investment company whose objective is capital growth. The Fund intends to invest principally in a carefully selected portfolio of common stocks--generally small company stocks having prospects of a high return on equity, increasing earnings, increasing dividends (or an expectation of dividends) and price-earnings ratios which are not excessive. The Fund's purchase and sale of put and call options and related short-term trading may result in a high portfolio turnover rate. These activities may be considered speculative and may result in higher risks and costs to the Fund. The Fund may also buy and sell stock index futures and may buy and sell options on stock indices in accordance with limits described herein. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests--Investment Objective and Policies." The Fund's address is One Seaport Plaza, New York, New York 10292, and its telephone number is (800) 225-1852.

This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated February 1, 1995, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Fund, at the address or telephone number noted above.

--------------------------------------------------------------------------------

INVESTORS ARE  ADVISED  TO  READ  THIS  PROSPECTUS  AND  RETAIN  IT  FOR  FUTURE
REFERENCE.
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THESE  SECURITIES HAVE  NOT BEEN APPROVED  OR DISAPPROVED BY  THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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
                                FUND HIGHLIGHTS

  The following summary is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information appearing elsewhere herein.

What is Prudential Growth Opportunity Fund, Inc.?

  Prudential Growth Opportunity Fund, Inc. is a mutual fund. A mutual fund pools the resources of investors by selling its shares to the public and investing the proceeds of such sale in a portfolio of securities designed to achieve its investment objective. Technically, the Fund is an open-end, diversified management investment company.

What is the Fund's Investment Objective?

  The Fund's investment objective is capital growth. It seeks to achieve this objective by investing primarily in a carefully selected portfolio of common stocks--generally small company stocks having prospects of a high return on equity, increasing earnings, increasing dividends (or an expectation of dividends), and price-earnings ratios which are not excessive. There can be no assurance that the Fund's objective will be achieved. See "How the Fund Invests--Investment Objective and Policies" at page 8.

Risk Factors and Special Characteristics

  In seeking to achieve its investment objective, the Fund has generally invested in common stocks with smaller market capitalizations than those of the stocks included in the Dow Jones Industrial Average or the largest stocks included in the Standard & Poor's 500 Composite Stock Index. As a result, the Fund's portfolio has generally been made up of common stocks issued by smaller, less well known companies selected by the investment adviser on the basis of fundamental investment analysis. Companies in which the Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities of these companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. See "How the Fund Invests--Investment Objective and Policies" at page
8. The Fund may also engage in various hedging and return enhancement strategies, including derivatives. See "How the Fund Invests--Hedging and Return Enhancement Strategies-- Risks of Hedging and Return Enhancement Strategies" at page 9. In addition, the Fund may invest up to 15% of its total assets in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks not typically associated with investing in securities of domestic companies. See "How the Fund Invests--Other Investments and Policies--Foreign Investments" at page 11.

Who Manages the Fund?

  Prudential Mutual Fund Management, Inc. (PMF or the Manager) is the Manager of the Fund and is compensated for its services at an annual rate of .70 of 1% of the Fund's average daily net assets. As of December 31, 1994, PMF served as manager or administrator to 69 investment companies, including 39 mutual funds, with aggregate assets of approximately $47 billion. The Prudential Investment Corporation (PIC or the Subadviser) furnishes investment advisory services in connection with the management of the Fund under a Subadvisory Agreement with PMF. See "How the Fund is Managed--Manager" at page 13.

Who Distributes the Fund's Shares?

  Prudential Mutual Fund Distributors, Inc. (PMFD) acts as the Distributor of the Fund's Class A shares and is paid an annual distribution and service fee which is currently being charged at the rate of .25 of 1% of the average daily net assets of the Class A shares.

    Prudential Securities Incorporated (Prudential Securities or PSI), a major securities underwriter and securities and commodities broker, acts as the Distributor of the Fund's Class B and Class C shares and is paid an annual distribution and service fee at the rate of 1% of the average daily net assets of each of the Class B and Class C shares.

    See "How the Fund is Managed--Distributor" at page 13.

What is the Minimum Investment?

  The minimum initial investment for Class A and Class B shares is $1,000 per class and $5,000 for Class C shares. The minimum subsequent investment is $100 for all classes. There is no minimum investment requirement for certain retirement and employee savings plans or custodial accounts for the benefit of minors. For purchases made through the Automatic Savings Accumulation Plan, the minimum initial and subsequent investment is $50. See "Shareholder Guide--How to Buy Shares of the Fund" at page 19 and "Shareholder Guide--Shareholder Services" at page 27.

How Do I Purchase Shares?

  You may purchase shares of the Fund through Prudential Securities, Pruco Securities Corporation (Prusec) or directly from the Fund, through its transfer agent, Prudential Mutual Fund Services, Inc. (PMFS or the Transfer Agent) at the net asset value per share (NAV) next determined after receipt of your purchase order by the Transfer Agent or Prudential Securities plus a sales charge which may be imposed either (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B or Class C shares). See "How the Fund Values its Shares" at page 16 and "Shareholder Guide--How to Buy Shares of the Fund" at page 19.

What Are My Purchase Alternatives?

  The Fund offers three classes of shares:

     - Class A Shares:    Sold with an initial sales charge of up to 5%  of
                          the offering price.

     - Class B Shares:    Sold  without  an  initial sales  charge  but are
                          subject to a contingent  deferred sales charge  or
                          CDSC  (declining from 5%  to zero of  the lower of
                          the amount  invested or  the redemption  proceeds)
                          which  will be imposed on certain redemptions made
                          within six  years of  purchase. Although  Class  B
                          shares    are    subject    to    higher   ongoing
                          distribution-related expenses than Class A shares, Class B shares will automatically convert to Class
                          A shares (which are subject to lower ongoing distribution-related expenses) approximately seven years after purchase.

     - Class C Shares:    Sold without an initial sales charge and, for one
                          year after purchase, are subject to a 1% CDSC on redemptions. Like Class B shares, Class C shares are subject to higher ongoing distribution-related expenses than Class A shares but do not convert to another class.

    See "Shareholder Guide--Alternative Purchase Plan" at page 20.

How Do I Sell My Shares?

  You may redeem your shares at any time at the NAV next determined after Prudential Securities or the Transfer Agent receives your sell order. However, the proceeds of redemptions of Class B and Class C shares may be subject to a CDSC. See "Shareholder Guide--How to Sell Your Shares" at page 23.

How Are Dividends and Distributions Paid?

  The Fund expects to pay dividends of net investment income, if any, semi-annually and make distributions of any net capital gains at least annually. Dividends and distributions will be automatically reinvested in additional shares of the Fund at NAV without a sales charge unless you request that they be paid to you in cash. See "Taxes, Dividends and Distributions" at page 17.

                                 FUND EXPENSES

                                                  Class A
Shareholder Transaction Expenses+                 Shares            Class B Shares           Class C Shares
                                               -------------  --------------------------  ---------------------
    Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price).....       5%                   None                     None
    Maximum Sales Load or Deferred Sales Load
     Imposed on Reinvested Dividends.........      None                  None                     None
    Deferred Sales Load (as a percentage of
     original purchase price or redemption
     proceeds, whichever is lower)...........      None       5% during the first  year,    1% on redemptions
                                                              decreasing  by 1% annually  made within one year
                                                              to 1%  in  the  fifth  and       of purchase
                                                              sixth  years  and  0%  the
                                                              seventh year*
    Redemption Fees..........................      None                  None                     None
    Exchange Fee.............................      None                  None                     None

                                                  Class A
Annual Fund Operating Expenses                    Shares            Class B Shares          Class C Shares**
                                               -------------  --------------------------  ---------------------
(as a percentage of average net assets)
    Management Fees..........................      .70%                  .70%                     .70%
    12b-1 Fees...............................      .25++                 1.00                     1.00
    Other Expenses...........................       .39                  .39                       .39
                                               -------------  --------------------------  ---------------------
    Total Fund Operating Expenses............      1.34%                2.09%                     2.09%
                                               -------------  --------------------------  ---------------------
                                               -------------  --------------------------  ---------------------

Example                                                                                     1 year   3 years  5 years   10 years
                                                                                            -------  -------  --------  --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
    Class A...............................................................................  $ 63     $ 90     $  120    $ 203
    Class B...............................................................................  $ 71     $ 95     $  122    $ 214
    Class C**.............................................................................  $ 31     $ 65     $  112    $ 242
You would pay the following expenses on the same investment, assuming no redemption:
    Class A...............................................................................  $ 63     $ 90     $  120    $ 203
    Class B...............................................................................  $ 21     $ 65     $  112    $ 214
    Class C**.............................................................................  $ 21     $ 65     $  112    $ 242
The above example with respect to Class A and Class B shares is based on restated (Class A only) data for the Fund's fiscal year ended September 30, 1994. The above example with respect to Class  C shares is based on expenses expected to have been  incurred if  Class C shares  had been in  existence during the  entire fiscal year  ended September 30,  1994. THE EXAMPLE  SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
The purpose of this table is to  assist investors in understanding the various costs  and expenses that an investor in the  Fund will  bear, whether directly or indirectly. For more complete descriptions  of the various costs and expenses, see "How the Fund is Managed." "Other Expenses" includes operating  expenses of the Fund, such  as directors' and professional fees,  registration fees, reports to shareholders, transfer agency and custodian fees and franchise taxes.

   ------------------
      *Class B shares will automatically convert to Class A shares approximately
       seven   years   after  purchase.   See   "Shareholder  Guide--Conversion
       Feature--Class B Shares."
     **Estimated based on expenses expected to have been incurred if Class C shares had been in existence during the entire fiscal year ended September 30, 1994.
      +Pursuant to rules of the National Association of Securities Dealers, Inc., the aggregate initial sales charges, deferred sales charges and asset-based sales charges on shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Fund may pay more in total sales charges than the economic equivalent of 6.25% of such shareholders' investment in such shares. See "How the Fund is Managed--Distributor."
     ++Although the Class A Distribution and Service Plan provides that the Fund may pay a distribution fee of up to .30 of 1% per annum of the average daily net assets of the Class A shares, the Distributor has agreed to limit its distribution fees with respect to Class A shares of the Fund to no more than .25 of 1% of the average daily net assets of the Class A shares for the fiscal year ending September 30, 1995. Total operating expenses without such limitation would be 1.39%. See "How the Fund is Managed--Distributor."

                              FINANCIAL HIGHLIGHTS
       (for a share outstanding throughout each of the indicated periods)
                                (Class A Shares)

   The following financial highlights have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The following financial highlights contain selected data for a Class A share of common stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the financial statements.

                                                                                              January 22,
                                                                                                 1990*
                                                   Year ended September 30,                     Through
                                       -------------------------------------------------     September 30,
                                          1994***       1993***/+   1992***/+    1991+           1990+
                                       -------------    --------    --------    --------    ---------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
 period.............................   $       13.06    $ 11.25     $ 10.16     $   7.36    $       8.55
                                       -------------    --------    --------    --------         -------
Income from investment operations
Net investment income...............              --        .03         .02          .05             .09
Net realized and unrealized gain
 (loss) on investment
 transactions.......................             .13       3.14        1.47         2.82           (1.20)
                                       -------------    --------    --------    --------         -------
Total from investment operations....             .13       3.17        1.49         2.87           (1.11)
                                       -------------    --------    --------    --------         -------
Less distributions
Dividends from net investment
 income.............................              --          --          --        (.07)           (.08)
Distributions from net realized
 capital gains......................            (.79)     (1.36)       (.40)          --          --
                                       -------------    --------    --------    --------         -------
Total distributions.................            (.79)     (1.36)       (.40)        (.07)           (.08)
                                       -------------    --------    --------    --------         -------
Net asset value, end of period......   $       12.40    $ 13.06     $ 11.25     $  10.16    $       7.36
                                       -------------    --------    --------    --------         -------
                                       -------------    --------    --------    --------         -------
TOTAL RETURN++:.....................            1.13%     30.42%      15.39%       39.39%         (13.19)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....   $     103,078    $94,842     $44,845      $25,165         $17,222
Ratios to average net assets:
  Expenses, including distribution
   fees.............................            1.33%      1.17%       1.33%        1.50%           1.61%**
  Expenses, excluding distribution
   fees.............................            1.09%       .97%       1.13%        1.30%           1.42%**
  Net investment income (loss)......             .00%       .26%        .19%         .59%           1.54%**
Portfolio turnover..................              82%        68%         99%         111%             79%

   ------------------
     *Commencement of offering of Class A shares.
    **Annualized.
   ***Calculated based upon weighted average shares outstanding during the period.
     +Restated to reflect 3-for-2 stock split paid to shareholders of record on September 17, 1993.
    ++Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

                              FINANCIAL HIGHLIGHTS
       (for a share outstanding throughout each of the indicated periods)
                                (Class B Shares)

   The following financial highlights with respect to the five-year period ended September 30, 1994 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The following financial highlights contain selected data for a Class B share of common stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the financial statements.

                                                             Year ended September 30,
                                       --------------------------------------------------------------------
                                        1994**     1993**/+    1992**/+     1991+       1990+      1989*/+
                                       --------    --------    --------    --------    --------    --------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 period............................    $  12.74    $ 11.08     $ 10.11     $   7.34    $   9.11    $   7.47
                                       --------    --------    --------    --------    --------    --------
Income from investment operations
Net investment income (loss).......        (.09)      (.06 )      (.07 )       (.02)        .07         .06
Net realized and unrealized gain
 (loss) on investment
 transactions......................         .13       3.08        1.44         2.82       (1.75)       1.65
                                       --------    --------    --------    --------    --------    --------
Total from investment operations...         .04       3.02        1.37         2.80       (1.68)       1.71
                                       --------    --------    --------    --------    --------    --------
Less distributions
Dividends from net investment
 income............................          --          --          --        (.03)       (.09)       (.07)
Distributions from net realized
 capital gains.....................        (.79)     (1.36 )      (.40 )         --          --          --
                                       --------    --------    --------    --------    --------    --------
Total distributions................        (.79)     (1.36 )      (.40 )       (.03)       (.09)       (.07)
                                       --------    --------    --------    --------    --------    --------
Net asset value, end of period.....    $  11.99    $ 12.74     $ 11.08     $  10.11    $   7.34    $   9.11
                                       --------    --------    --------    --------    --------    --------
                                       --------    --------    --------    --------    --------    --------
TOTAL RETURN ++:...................         .42%     29.40 %     14.27 %      38.33%     (18.63)%     23.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)......    $425,502    $376,068    $172,018    $118,660     $86,440    $160,995
Ratios to average net assets:
  Expenses, including distribution
   fees............................        2.09%      1.97 %      2.13 %       2.30%       2.18%       1.79%
  Expenses, excluding distribution
   fees............................        1.09%       .97 %      1.13 %       1.30%       1.28%       1.17%
  Net investment income (loss).....        (.76)%     (.54 )%     (.61 )%      (.21)%       .91%        .74%
Portfolio turnover.................          82%        68 %        99 %        111%         79%         79%


                                        1988+       1987+       1986+       1985+
                                       --------    --------    --------    --------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 period............................    $   9.58    $   9.09    $   8.30    $  8.03
                                       --------    --------    --------    --------
Income from investment operations
Net investment income (loss).......         .08+++       --         .02+++     .04
Net realized and unrealized gain
 (loss) on investment
 transactions......................       (1.34)       2.40        1.89        .37
                                       --------    --------    --------    --------
Total from investment operations...       (1.26)       2.40        1.91        .41
                                       --------    --------    --------    --------
Less distributions
Dividends from net investment
 income............................        (.03)         --        (.02)      (.06)
Distributions from net realized
 capital gains.....................        (.82)      (1.91)      (1.10)      (.08)
                                       --------    --------    --------    --------
Total distributions................        (.85)      (1.91)      (1.12)      (.14)
                                       --------    --------    --------    --------
Net asset value, end of period.....    $   7.47    $   9.58    $   9.09    $  8.30
                                       --------    --------    --------    --------
                                       --------    --------    --------    --------
TOTAL RETURN ++:...................      (10.72)%     31.61%      26.22%      5.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)......    $143,263    $186,655     $87,844    $58,449
Ratios to average net assets:
  Expenses, including distribution
   fees............................        1.66%+++     1.61%      1.40%+++    1.32%
  Expenses, excluding distribution
   fees............................        1.05%+++     1.07%      1.16%+++    1.32%
  Net investment income (loss).....        1.07%+++      .08%       .18%+++     .40%
Portfolio turnover.................          76%        113%        139%       110%

   ------------------
    *On January 31, 1989, Prudential Mutual Fund Management, Inc. succeeded The
     Prudential Insurance Company of America as investment adviser and since then has acted as manager of the Fund. See "Manager" in the Statement of Additional Information.
    **Calculated based upon weighted average shares outstanding during the year. +Restated to reflect 3-for-2 stock split paid to shareholders of record on
   September 17, 1993.
    ++Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
   +++Net of expense reimbursement.

                              FINANCIAL HIGHLIGHTS
           (for a share outstanding throughout the indicated period)
                                (Class C Shares)

   The following financial highlights have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The following financial highlights contain selected data for a Class C share of common stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated. The information is based on data contained in the financial statements.

                                         August 1,
                                       1994* Through
                                       September 30,
                                            1994
                                       --------------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 period..............................      $11.61
                                           ------
Income from investment operations
Net investment income (loss).........        (.01)
Net realized and unrealized gain
 (loss) on investment transactions...         .39
                                           ------
Total from investment operations.....         .38
                                           ------
Net asset value, end of period.......      $11.99
                                           ------
                                           ------
TOTAL RETURN +:......................        3.27%
RATIOS/SUPPLEMENTAL DATA++:
Net assets, end of year (000)........      $  269
Ratios to average net assets:
  Expenses, including distribution
   fees..............................        2.22%**
  Expenses, excluding distribution
   fees..............................        1.22%**
  Net investment income (loss).......       (.31)%**
Portfolio turnover...................          82%

   ------------------
    *Commencement of offering of Class C shares.
   **Annualized.
    +Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
   ++Since the Fund did not commence a public offering of Class C shares until August 1, 1994, historical expenses and ratios of expenses to average net assets of Class A or Class B shares are not necessarily indicative of future expenses and related ratios of Class C shares.

                              HOW THE FUND INVESTS

INVESTMENT OBJECTIVE AND POLICIES

  The Fund's investment objective is capital growth. The Fund will attempt to achieve this objective by investing principally in a carefully selected portfolio of common stocks. Investment income is of incidental importance, and the Fund may invest in securities which do not produce any income. However, there may be periods when, in the judgment of the Fund's investment adviser, market or general economic conditions justify a temporary defensive position. There can be no assurance that such objective will be achieved. See "Investment Objective and Policies" in the Statement of Additional Information.

    The Fund's investment objective is a fundamental policy and, therefore, may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the Investment Company Act). Fund policies that are not fundamental may be modified by the Board of Directors.

    The stocks which the Fund's investment adviser generally expects to select for the Fund's portfolio are those which, in the investment adviser's judgment, have prospects of a high return on equity, increasing earnings, increasing dividends (or an expectation of dividends) and price-earnings ratios that are not excessive. These criteria are not rigid, and other stocks may be included in the Fund's portfolio if they are expected to help the Fund attain its objective. These criteria can be changed by the Fund's Board of Directors.

    The Fund may also invest in preferred stocks and bonds, which have either attached warrants or a conversion privilege into common stocks, and in warrants. In addition, the Fund may purchase put options on stocks that the Fund holds as protection against a significant price decline, may purchase and sell stock index options and futures to hedge overall market risk and the investment of cash flows and write listed put and listed covered call options. See "Hedging and Return Enhancement Strategies" below. The Fund may also invest up to 15% of its total assets in foreign securities, which may involve additional risks. Such investment risks include future adverse political and economic developments, possible seizure or nationalization of the company in whose securities the Fund has invested and possible establishment of exchange controls or other laws that might adversely affect the repatriation of assets or the payment of dividends. In addition, a portfolio of foreign securities may be adversely affected by fluctuations in the relative rates of exchange between the currencies of different nations and by exchange control regulations. See "Other Investments and Policies -- Foreign Investments" below.

    In seeking to achieve its investment objective, the Fund has generally invested in common stocks with smaller market capitalizations than those of the stocks included in the Dow Jones Industrial Average or the largest stocks included in the Standard & Poor's 500 Composite Stock Index. As a result, the Fund's portfolio has generally been made up of common stocks issued by smaller, less well known companies (with market capitalizations typically less than $1 billion or a corresponding market capitalization in foreign markets) selected by the investment adviser on the basis of fundamental investment analysis. The Fund may, however, invest in the securities of any issuer without regard to its size or the market capitalization of its common stock. Companies in which the Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities of these companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

    The Fund may also invest without limit in high quality money market instruments (a) when conditions dictate a temporary defensive strategy, (b) until the proceeds from the sale of the Fund's shares have been invested or (c) during temporary periods of portfolio restructuring. Such instruments may include commercial paper of domestic corporations, certificates of deposit, repurchase agreements, bankers' acceptances and other obligations of domestic banks, and obligations issued or guaranteed by the U.S. Government, its instrumentalities or its agencies.

HEDGING AND RETURN ENHANCEMENT STRATEGIES

  The Fund may also engage in various portfolio strategies, including derivatives, to reduce certain risks of its investments and to attempt to enhance return, but not for speculation. These strategies include the purchase and sale of put and call options, and the purchase and sale of stock index futures and combinations thereof. The Manager will use such techniques as market conditions warrant. The Fund's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that any of these strategies will succeed. See "Investment Objective and Policies" in the Statement of Additional Information. New financial products and risk management techniques continue to be developed and the Fund may use these new investments and techniques to the extent consistent with its investment objective and policies. In contrast to many investment companies which invest in securities of foreign issuers, the Fund is not permitted to enter into futures or options contracts involving foreign currencies. As a result, there may be occasions when the investment adviser may wish, but will be unable, to hedge the Fund's currency exposure to foreign investments.

  Options Transactions

  The Fund may purchase and write (I.E., sell) put and call options on equity securities that are traded on national securities exchanges or stock indices that are traded on national securities exchanges or listed on NASDAQ.

    A call option on equity securities gives the purchaser, in exchange for a premium paid, the right for a specified period of time to purchase the securities subject to the option at a specified price (the "exercise price" or "strike price"). The writer of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver, depending upon the terms of the option contract, the underlying securities to the purchaser upon receipt of the exercise price. When the Fund writes a call option, the Fund gives up the potential for gain on the underlying securities in excess of the exercise price of the option during the period that the option is open.

    A put option on equity securities gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities underlying the option at the exercise price. The Fund as the writer of a put option might, therefore, be obligated to purchase underlying securities for more than their current market price.

    Options on stock indices are similar to options on equity securities except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right, in return for a premium paid, to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of an index option, in return for a premium, is obligated to pay the amount of cash due upon exercise of the option.

    The Fund will write only "covered" options. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying securities or maintains cash, U.S. Government securities or other liquid high-grade debt obligations with a value sufficient at all times to cover its obligations in a segregated account. See "Investment Objective and Policies--Limitation on Purchase and Sale of Stock Options, Options on Stock Indices and Stock Index Futures" in the Statement of Additional Information.

    There is no limitation on the amount of call options the Fund may write. The Fund may only write covered put options to the extent that cover for such options does not exceed 25% of the Fund's net assets. The Fund will not purchase an option if, as a result of such purchase, more than 20% of its total assets would be invested in premiums for such options.

  Stock Index Futures

  The Fund may purchase and sell stock index futures which are traded on a commodities exchange or board of trade for certain hedging and risk management purposes in accordance with regulations of the Commodity Futures Trading Commission.

    A stock index futures contract is an agreement in which one party agrees to deliver to another an amount of cash equal to a specific dollar amount times the difference between a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

    The Fund may not purchase or sell stock index futures if, immediately thereafter, more than one-third of its net assets would be hedged. In addition, except in the case of a call written and held on the same index, the Fund will write call options on indices or sell stock index futures only if the amount resulting from the multiplication of the then current level of the index (or indices) upon which the options or futures contract(s) is based, the applicable multiplier(s), and the number of futures or options contracts which would be outstanding would not exceed one-third of the value of the Fund's net assets.

    The Fund's successful use of stock index futures contracts and options on indices depends upon its ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the stock index future and the price of the securities being hedged is imperfect and there is a risk that the value of the securities being hedged may increase or decrease at a greater rate than the related futures contract, resulting in losses to the Fund. Certain futures exchanges or boards of trade have established daily limits on the amount that the price of a futures contract or related options may vary, either up or down, from the previous day's settlement price. These daily limits may restrict the Fund's ability to purchase or sell certain futures contracts or related options on any particular day. In addition, if the Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, the Fund might create a loss on the futures contract. In addition, the ability of the Fund to close out a futures position or an option depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract or option at any particular time. See "Investment Objective and Policies" in the Statement of Additional Information.

    The Fund's ability to enter into stock index futures and listed options is limited by the requirements of the Internal Revenue Code of 1986, as amended
(the Internal Revenue Code), for qualification as a regulated investment company. See "Taxes" in the Statement of Additional Information.

  Risks of Hedging and Return Enhancement Strategies

  Participation in the options or futures markets involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the investment adviser's prediction of movements in the direction of the securities markets is inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options and stock index futures include (1) dependence on the investment adviser's ability to predict correctly movements in the direction of specific securities being hedged or the movement in stock indices; (2) imperfect correlation between the price of options and stock index futures and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. See "Investment Objective and Policies" and "Taxes" in the Statement of Additional Information.

OTHER INVESTMENTS AND POLICIES

  Foreign Investments

  The Fund may invest up to 15% of its total assets in securities of foreign issuers (including securities of issuers domiciled outside of the U.S. which trade on a national securities exchange, obligations of foreign branches of domestic banks and American Depositary Receipts).

    Investing in securities of foreign companies and countries involves certain considerations and risks which are not typically associated with investing in securities of domestic companies. Foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and public companies than exists in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies. There may be the possibility of expropriations, confiscatory taxation, political, economic or social instability or diplomatic developments which could affect assets of the Fund held in foreign countries. There may be less publicly available information about foreign companies and governments compared to reports and ratings published about U.S. companies. Foreign securities markets have substantially less volume than, for example, the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Brokerage commissions and other transaction costs of foreign securities exchanges are generally higher than in the United States. In addition, a portfolio of foreign securities may be adversely affected by fluctuations in the relative rates of exchange between the currencies of different nations and by exchange control regulations.

    The financial condition and results of operations of many domestic issuers in which the Fund is permitted to invest may be affected by some of the foregoing factors to the extent that their sales are made and/or their operations are conducted outside the U.S.

  Repurchase Agreements

  The Fund may on occasion enter into repurchase agreements whereby the seller of a security agrees to repurchase that security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Fund's money is invested in the security. The Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the purchase price, including accrued interest earned on the underlying securities. The instruments held as collateral are valued daily, and if the value of instruments declines, the Fund will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss. The Fund participates in a joint repurchase account with other investment companies managed by Prudential Mutual Fund Management, Inc. pursuant to an order of the Securities and Exchange Commission (SEC).

  When-Issued and Delayed Delivery Securities

  The Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place as much as a month or more in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund's Custodian will maintain, in a segregated account of the Fund, cash, U.S. Government securities or other liquid high-grade debt obligations having a value equal to or greater than the Fund's purchase commitments; the Custodian will likewise segregate securities sold on a delayed delivery basis. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement. At the time of delivery of the securities the value may be more or less than the purchase price and an increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund's net asset value.

  Borrowing

  The Fund may borrow an amount equal to no more than 20% of the value of its total assets (calculated when the loan is made) from banks for temporary, emergency or extraordinary purposes or for the clearance of transactions. The Fund may pledge up to 20% of its total assets to secure these borrowings. However, the Fund will not purchase portfolio securities when borrowings exceed 5% of the value of the Fund's total assets.

  Short Sales Against-the-Box

  The Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box), and that not more than 25% of the Fund's net assets (determined at the time of the short sale) may be subject to such sales. Short sales will be made primarily to defer realization of gain or loss for federal tax purposes. The Fund does not intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales against-the-box during the coming year.

  Illiquid Securities

  The Fund may invest up to 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the Securities Act) and privately placed commercial paper, that have a readily available market are not considered illiquid for purposes of this limitation. The investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period.

INVESTMENT RESTRICTIONS

  The Fund is subject to certain investment restrictions which, like its investment objective, constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act. See "Investment Restrictions" in the Statement of Additional Information.

                            HOW THE FUND IS MANAGED

  The Fund has a Board of Directors which, in addition to overseeing the actions of the Fund's Manager, Subadviser and Distributor, as set forth below, decides upon matters of general policy. The Fund's Manager conducts and supervises the daily business operations of the Fund. The Fund's Subadviser furnishes daily investment advisory services.

    For the fiscal year ended September 30, 1994, the Fund's total expenses as a percentage of average net assets for the Fund's Class A, Class B and Class C shares were 1.33%, 2.09%, and 2.22% (annualized), respectively. See "Financial Highlights."

MANAGER

  Prudential Mutual Fund Management, Inc. (PMF or the Manager), One Seaport Plaza, New York, New York 10292, is the Manager of the Fund and is compensated for its services at an annual rate of .70 of 1% of the Fund's average daily net assets. It was incorporated in May 1987 under the laws of the State of Delaware. For the fiscal year ended September 30, 1994, the Fund paid management fees to PMF of .70% of the Fund's average net assets. See "Manager" in the Statement of Additional Information.

    As of December 31, 1994, PMF served as the manager to 39 open-end investment companies, constituting all of the Prudential Mutual Funds, and as manager or administrator to 30 closed-end investment companies with aggregate assets of approximately $47 billion.

    Under the Management Agreement with the Fund, PMF manages the investment operations of the Fund and also administers the Fund's corporate affairs. See "Manager" in the Statement of Additional Information.

    Under a Subadvisory Agreement between PMF and The Prudential Investment Corporation (PIC or the Subadvisor), PIC furnishes investment advisory services in connection with the management of the Fund and is reimbursed by PMF for its reasonable costs and expenses incurred in providing such services. Under the Management Agreement, PMF continues to have responsibility for all investment advisory services and supervises PIC's performance of such services.

    The current portfolio manager of the Fund is Robert P. Fetch, a Managing Director of Prudential Investment Advisors, a unit of PIC. Mr. Fetch has responsibility for the day-to-day management of the Fund's portfolio. Mr. Fetch has managed the Fund's portfolio since May 1984 and has been employed by PIC as a portfolio manager since 1983.

    PMF and PIC are wholly-owned subsidiaries of The Prudential Insurance Company of America (Prudential), a major diversified insurance and financial services company.

DISTRIBUTOR

  Prudential Mutual Fund Distributors, Inc. (PMFD), One Seaport Plaza, New York, New York 10292, is a corporation organized under the laws of the State of Delaware and serves as the distributor of Class A shares of the Fund. It is a wholly-owned subsidiary of PMF.

    Prudential Securities Incorporated (Prudential Securities or PSI), One Seaport Plaza, New York, New York 10292, is a corporation organized under the laws of the State of Delaware and serves as the distributor of the Class B and Class C shares of the Fund. It is an indirect, wholly-owned subsidiary of Prudential.

    Under separate Distribution and Service Plans (the Class A Plan, the Class B Plan and the Class C Plan, collectively, the Plans) adopted by the Fund under Rule 12b-1 under the Investment Company Act and separate distribution agreements (the Distribution Agreements), PMFD and Prudential Securities (collectively, the Distributor) incur the expenses of distributing the Fund's Class A, Class B and Class C shares. These expenses include commissions and account servicing fees paid to, or on account of, financial advisers of Prudential Securities and representatives of Pruco Securities Corporation (Prusec), an affiliated broker-dealer, commissions and account servicing fees paid to, or on account of, other broker-dealers or financial institutions (other than national banks) which have entered into agreements with the Distributor, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of Prudential Securities and Prusec associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses. The State of Texas requires that shares of the Fund may be sold in that state only by dealers or other financial institutions which are registered there as broker-dealers.

    Under the Plans, the Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the Fund will not be obligated to pay any additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit.

    Under the Class A Plan, the Fund may pay PMFD for its distribution-related activities with respect to Class A shares at an annual rate of up to .30 of 1% of the average daily net assets of the Class A shares. The Class A Plan provides that (i) up to .25 of 1% of the average daily net assets of the Class A shares may be used to pay for personal service and/ or the maintenance of shareholder accounts (service fee) and (ii) total distribution fees (including the service fee of .25 of 1%) may not exceed .30 of 1% of the average daily net assets of the Class A shares. PMFD has agreed to limit its distribution-related fees payable under the Class A Plan to .25 of 1% of the average daily net assets of the Class A shares for the fiscal year ending September 30, 1995.

    For the fiscal year ended September 30, 1994, PMFD received payments of $229,425 under the Class A Plan. This amount was primarily expended for payment of account servicing fees to financial advisers and other persons who sell Class A shares. For the fiscal year ended September 30, 1994, PMFD also received approximately $498,400 in initial sales charges.

    Under the Class B and Class C Plans, the Fund pays Prudential Securities for its distribution-related activities with respect to Class B and Class C shares at an annual rate of 1% of the average daily net assets of each of the Class B and Class C shares. The Class B and Class C Plans provide for the payment to Prudential Securities of (i) an asset-based sales charge of .75 of 1% of the average daily net assets of each of the Class B and Class C shares, and (ii) a service fee of .25 of 1% of the average daily net assets of each of the Class B and Class C shares. The service fee is used to pay for personal service and/or the maintenance of shareholder accounts. Prudential Securities also receives contingent deferred sales charges from certain redeeming shareholders. See "Shareholder Guide--How to Sell Your Shares--Contingent Deferred Sales Charges."

    For the fiscal year ended September 30, 1994, Prudential Securities incurred distribution expenses of approximately $3,255,400 under the Class B Plan and received $4,002,398 from the Fund under the Class B Plan. In addition, Prudential Securities received approximately $796,400 in contingent deferred sales charges from redemptions of Class B shares during this period. For the period August 1 through September 30, 1994 Prudential Securities incurred distribution expenses of approximately $2,800 under the Class C Plan and received $292 from the Fund under the Class C Plan. Prudential Securities did not receive any contingent deferred sales charges from redemptions of Class C shares during this period.

    For the fiscal year ended September 30, 1994, the Fund paid distribution expenses of .24%, 1% and 1% of the average net assets of the Class A, Class B and Class C shares, respectively. The Fund records all payments made under the Plans as expenses in the calculation of net investment income. Prior to August 1, 1994, the Class A and Class B Plans operated as "reimbursement type" plans and, in the case of Class B, provided for the reimbursement of distribution expenses incurred in current and prior years. See "Distributor" in the Statement of Additional Information.

    Distribution expenses attributable to the sale of shares of the Fund will be allocated to each class based upon the ratio of sales of each class to the sales of all shares of the Fund other than expenses allocable to a particular class. The distribution fee and sales charge of one class will not be used to subsidize the sale of another class.

    Each Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the Rule 12b-1 Directors), vote annually to continue the Plan. Each Plan may be terminated at any time by vote of a majority of the Rule 12b-1 Directors or of a majority of the outstanding shares of the applicable class of the Fund. The Fund will not be obligated to pay expenses incurred under any plan if it is terminated or not continued.

    In addition to distribution and service fees paid by the Fund under the Class A, Class B and Class C Plans, the Manager (or one of its affiliates) may make payments out of its own resources to dealers and other persons who distribute shares of the Fund. Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

    The Distributor is subject to the rules of the National Association of Securities Dealers, Inc. governing maximum sales charges. See "Distributor" in the Statement of Additional Information.

    On October 21, 1993, PSI entered into an omnibus settlement with the SEC, state securities regulators (with the exception of the Texas Securities Commissioner who joined the settlement on January 18, 1994) and the NASD to resolve allegations that from 1980 through 1990 PSI sold certain limited partnership interests in violation of securities laws to persons for whom such securities were not suitable and misrepresented the safety, potential returns and liquidity of these investments. Without admitting or denying the allegations asserted against it, PSI consented to the entry of an SEC Administrative Order which stated that PSI's conduct violated the federal securities laws, directed PSI to cease and desist from violating the federal securities laws, pay civil penalties, and adopt certain remedial measures to address the violations.

    Pursuant to the terms of the SEC settlement, PSI agreed to the imposition of a $10,000,000 civil penalty, established a settlement fund in the amount of $330,000,000 and procedures to resolve legitimate claims for compensatory damages by purchasers of the partnership interests. PSI has agreed to provide additional funds, if necessary, for the purpose of the settlement fund. PSI's settlement with the state securities regulators included an agreement to pay a penalty of $500,000 per jurisdiction. PSI consented to a censure and to the payment of a $5,000,000 fine in settling the NASD action.

    In October 1994, a criminal complaint was filed with the United States Magistrate for the Southern District of New York alleging that PSI committed fraud in connection with the sale of certain limited partnership interests in violation of federal securities laws. An agreement was simultaneously filed to defer prosecution of these charges for a period of three years from the signing of the agreement, provided that PSI complies with the terms of the agreement. If, upon completion of the three year period, PSI has complied with the terms of the agreement, no prosecution will be instituted by the United States for the offenses charged in the complaint. If on the other hand, during the course of the three year period, PSI violates the terms of the agreement, the U.S. Attorney can then elect to pursue these changes. Under the terms of the agreement, PSI agreed, among other things, to pay an additional $330,000,000 into the fund established by the SEC to pay restitution to investors who purchased certain PSI limited partnership interests.

    For  more  detailed  information  concerning  the  foregoing  matters,   see
"Distributor" in the Statement of Additional Information, a copy of which may be obtained at no cost by calling 1-800-225-1852.

    The Fund is not affected by PSI's financial condition and is an entirely separate legal entity from PSI, which has no beneficial ownership therein and the Fund's assets which are held by State Street Bank & Trust Company, an independent custodian, are separate and distinct from PSI.

PORTFOLIO TRANSACTIONS

  Prudential Securities may act as a broker or futures commission merchant for the Fund, provided that the commissions, fees or other remuneration it receives are fair and reasonable. See "Portfolio Transactions and Brokerage" in the Statement of Additional Information.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

  State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Fund's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Fund. Its mailing address is P. O. Box 1713, Boston, Massachusetts 02105.

    Prudential Mutual Fund Services, Inc. (PMFS), Raritan Plaza One, Edison, New Jersey 08837, serves as Transfer Agent and Dividend Disbursing Agent and, in those capacities, maintains certain books and records for the Fund. PMFS is a wholly-owned subsidiary of PMF. Its mailing address is P. O. Box 15005, New Brunswick, New Jersey 08906-5005.

                         HOW THE FUND VALUES ITS SHARES

  The Fund's net asset value per share or NAV is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares. NAV is calculated separately for each class. The Board of Directors has fixed the specific time of day for the computation of the Fund's NAV to be as of 4:15 P.M., New York time.

    Portfolio securities are valued based on market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board of Directors. See "Net Asset Value" in the Statement of Additional Information.

    The Fund will compute its NAV once daily on days that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem shares have been received by the Fund or days on which changes in the value of the Fund's portfolio securities do not materially affect the NAV. The New York Stock Exchange is closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Although the legal rights of each class of shares are substantially identical, the different expenses borne by each class will result in different NAVs and dividends. The NAV of Class B and Class C shares will generally be lower than the NAV of Class A shares as a result of the larger distribution-related fee to which Class B and Class C shares are subject. It is expected, however, that the NAV of the three classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution-related expense accrual differential among the classes.

                      HOW THE FUND CALCULATES PERFORMANCE

  From time to time the Fund may advertise its total return (including "average annual" total return and "aggregate" total return) and yield in advertisements or sales literature. Total return and yield are calculated separately for Class A, Class B and Class C shares. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows how much an investment in the Fund would have increased (decreased) over a specified period of time (I.E., one, five or ten years or since inception of the
Fund) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. The "aggregate" total return reflects actual performance over a stated period of time. "Average annual" total return is a hypothetical rate of return that, if achieved annually, would have produced the same aggregate total return if performance had been constant over the entire period. "Average annual" total return smooths out variations in performance and takes into account any applicable initial or contingent deferred sales charges. Neither "average annual" total return nor "aggregate" total return takes into account any federal or state income taxes which may be payable upon redemption. The "yield" refers to the income generated by an investment in the Fund over a one-month or 30-day period. This income is then "annualized;" that is, the amount of income generated by the investment during that 30-day period is assumed to be generated each 30-day period for twelve periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period. The Fund also may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., other industry publications, business periodicals and market indices. See "Performance Information" in the Statement of Additional Information. The Fund will include performance data for each class of shares of the Fund in any advertisement or information including performance data of the Fund. Further performance information is contained in the Fund's annual and semi-annual reports to shareholders, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                       TAXES, DIVIDENDS AND DISTRIBUTIONS

Taxation of the Fund

  The Fund has elected to qualify and intends to remain qualified as a regulated investment company under the Internal Revenue Code. Accordingly, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, that it distributes to its shareholders. See "Taxes" in the Statement of Additional Information.

Taxation of Shareholders

  Any dividends out of net investment income, together with distributions of net short-term capital gains (I.E., the excess of net short-term capital gains over net long-term capital losses), will be taxable as ordinary income to the shareholder whether or not reinvested. Any net long-term capital gains (I.E., the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders will be taxable as such to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum long-term capital gains rate for individuals is 28%. The maximum long-term capital gains rate for corporate shareholders is currently the same as the maximum tax rate for ordinary income.

    Dividends paid by the Fund will be eligible for the 70% dividends-received deduction for corporate shareholders to the extent that the Fund's income is derived from certain dividends received from domestic corporations. Capital gains distributions are not eligible for the 70% dividends-received deduction.

    Any gain or loss realized upon a sale or redemption of Fund shares by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Any such loss, however, on shares that are held for six months or less, will be treated as a long-term capital loss to the extent of any capital gain distributions received by the shareholder with respect to those shares.

    The Fund has obtained opinions of counsel to the effect that neither (i) the conversion of Class B shares into Class A shares nor (ii) the exchange of Class B or Class C shares for Class A shares constitutes a taxable event for federal income tax purposes. However, such opinions are not binding on the Internal Revenue Service.

    Shareholders are advised to consult their own tax advisers regarding specific questions as to federal, state or local taxes.

Withholding Taxes

  Under the Internal Revenue Code, the Fund is required to withhold and remit to the U.S. Treasury 31% of dividends, capital gain distributions and redemption proceeds payable to individuals and certain noncorporate shareholders who fail to furnish correct tax identification numbers on IRS Form W-9 (or IRS Form W-8 in the case of certain foreign shareholders). Withholding at this rate is also required from dividends and capital gains distributions (but not redemption proceeds) payable to shareholders who are otherwise subject to backup withholding. Dividends of net investment income and short-term capital gains to a foreign shareholder will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate).

Dividends and Distributions

  The Fund expects to pay dividends of net investment income, if any, semi-annually and make distributions at least annually of any net capital gains. Dividends paid by the Fund with respect to each class of shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount except that each class will bear its own distribution charges, generally resulting in lower dividends for Class B and Class C shares. Distributions of net capital gains, if any, will be paid in the same amount for each class of shares. See "How the Fund Values its Shares."

    Dividends and distributions will be paid in additional Fund shares based on the NAV of each class on the record date, or such other date as the Board of Directors may determine, unless the shareholder elects in writing not less than five business days prior to the record date to receive such dividends and distributions in cash. Such election should be submitted to Prudential Mutual Fund Services, Inc., Attention: Account Maintenance, P.O. Box 15015, New Brunswick, New Jersey 08906-5015. The Fund will notify each shareholder after the close of the Fund's taxable year of both the dollar amount and the taxable status of that year's dividends and distributions on a per share basis. If you hold shares through Prudential Securities, you should contact your financial adviser to elect to receive dividends and distributions in cash.

    When the Fund goes "ex-dividend," the NAV of each class is reduced by the amount of the dividend or distribution allocable to each class. If you buy shares just prior to the ex-dividend date (which generally occurs four business days prior to the record date), the price you pay will include the dividend or distribution and a portion of your investment will be returned to you as a taxable dividend or distribution. You should, therefore, consider the timing of dividends and distributions when making your purchases.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

  The Fund was incorporated in Maryland on July 28, 1980. The Fund is authorized to issue 750 million shares of common stock, $.01 par value per share, divided into three classes, designated Class A, Class B and Class C common stock, each of which consists of 250 million authorized shares. Each class of common stock represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class bears different distribution expenses, (ii) each class has exclusive voting rights with respect to its distribution and service plan (except that the Fund has agreed with the SEC in connection with the offering of a conversion feature on Class B shares to submit any amendment of the Class A Plan to both Class A and Class B shareholders), (iii) each class has a different exchange privilege and (iv) only Class B shares have a conversion feature. See "How the Fund is Managed--Distributor." The Fund has received an order from the SEC permitting the issuance and sale of multiple classes of common stock. Currently, the Fund is offering three classes, designated Class A, Class B and Class C shares. In accordance with the Fund's Articles of Incorporation, the Board of Directors may authorize the creation of additional series of common stock and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board may determine.

    The Board of Directors may increase or decrease the number of authorized shares without the approval of shareholders. Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Fund under certain circumstances as described under "Shareholder Guide--How to Sell Your Shares." Each share of each class of common stock is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses related to the distribution of its shares. Except for the conversion feature applicable to the Class B shares, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of the Fund is entitled to its portion of all of the Fund's assets after all debt and expenses of the Fund have been paid. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders. The Fund's shares do not have cumulative voting rights for the election of Directors.

    The Fund does not intend to hold annual meetings of shareholders unless otherwise required by law. The Fund will not be required to hold meetings of shareholders unless, for example, the election of Directors is required to be acted on by shareholders under the Investment Company Act. Shareholders have certain rights, including the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting on the removal of one or more Directors or to transact any other business.

ADDITIONAL INFORMATION

  This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

                               SHAREHOLDER GUIDE

HOW TO BUY SHARES OF THE FUND

  You may purchase shares of the Fund through Prudential Securities, Prusec or directly from the Fund, through its Transfer Agent, Prudential Mutual Fund Services, Inc. (PMFS or the Transfer Agent), Attention: Investment Services, P.O. Box 15020, New Brunswick, New Jersey 08906-5020. The minimum initial investment for Class A and Class B shares is $1,000 per class and $5,000 for Class C shares, except that the minimum initial investment for Class C shares may be waived from time to time. The minimum subsequent investment is $100 for all classes. All minimum investment requirements are waived for certain retirement and employee savings plans or custodial accounts for the benefit of minors. For purchases made through the Automatic Savings Accumulation Plan, the minimum initial and subsequent investment is $50. The minimum initial investment requirement is waived for purchases of Class A shares effected through an exchange of Class B shares of The BlackRock Government Income Trust. See "Shareholder Services" below.

    The purchase price is the NAV next determined following receipt of an order by the Transfer Agent or Prudential Securities plus a sales charge which, at your option, may be imposed either (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B or Class C shares). See "Alternative Purchase Plan" below. See also "How the Fund Values its Shares."

    Application forms can be obtained from PMFS, Prudential Securities or Prusec. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares. Shareholders who hold their shares through Prudential Securities will not receive stock certificates.

    The Fund reserves the right to reject any purchase order (including an exchange into the Fund) or to suspend or modify the continuous offering of its shares. See "How to Sell Your Shares" below.

    Your dealer is responsible for forwarding payment promptly to the Fund. The Distributor reserves the right to cancel any purchase order for which payment has not been received by the fifth business day following the investment.

    Transactions in Fund shares may be subject to postage and handling charges imposed by your dealer.

  Purchase by Wire. For an initial purchase of shares of the Fund by wire, you must first telephone PMFS at (800) 225-1852 (toll-free) to receive an account number. The following information will be requested: your name, address, tax identification number, class election, dividend distribution election, amount being wired, and wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to State Street Bank and Trust
Company, Boston,  Massachusetts,  Custody  and  Shareholder  Services  Division,
Attention: Prudential Growth Opportunity Fund, Inc., specifying on the wire the account number assigned by PMFS and your name and identifying the sales charge alternative (Class A, Class B or Class C shares).

    If you arrange for receipt by State Street of Federal Funds prior to 4:15 P.M., New York time, on a business day, you may purchase shares of the Fund as of that day.

    In making a subsequent purchase order by wire, you should wire State Street directly and should be sure that the wire specifies Prudential Growth Opportunity Fund, Inc., Class A, Class B or Class C shares and your name and individual account number. It is not necessary to call PMFS to make subsequent purchase orders utilizing Federal Funds. The minimum amount which may be invested by wire is $1,000.

ALTERNATIVE PURCHASE PLAN

  The Fund offers three classes of shares (Class A, Class B and Class C shares) which allows you to choose the most beneficial sales charge structure for your individual circumstances given the amount of the purchase, the length of time you expect to hold the shares and other relevant circumstances (Alternative Purchase Plan).

                                                Annual 12b-1 Fees
                                             (as a % of average daily
                   Sales Charge                    net assets)                  Other information
          ------------------------------  ------------------------------  ------------------------------
Class A   Maximum initial sales charge    .30 of 1% (Currently being      Initial sales charge waived or
          of 5% of the public offering    charged at a rate of .25 of     reduced for certain purchases
          price                           1%)

Class B   Maximum contingent deferred     1%                              Shares convert to Class A
          sales charge or CDSC of 5% of                                   shares approximately seven
          the lesser of the amount                                        years after purchase
          invested or the redemption
          proceeds; declines to zero
          after six years

Class C   Maximum CDSC of 1% of the       1%                              Shares do not convert to
          lesser of the amount invested                                   another class
          or the redemption proceeds on
          redemptions made within one
          year of purchase

    The three classes of shares represent an interest in the same portfolio of investments of the Fund and have the same rights, except that (i) each class bears the separate expenses of its Rule 12b-1 distribution and service plan,
(ii) each class has exclusive voting rights with respect to its plan (except as noted under the heading "General Information--Description of Common Stock"), and
(iii) only Class B shares have a conversion feature. The three classes also have separate exchange privileges. See "How to Exchange Your Shares" below. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee of each class. Class B and Class C shares bear the expenses of a higher distribution fee which will generally cause them to have higher expense ratios and to pay lower dividends than the Class A shares.

    Financial advisers and other sales agents who sell shares of the Fund will receive different compensation for selling Class A, Class B and Class C shares and will generally receive more compensation initially for selling Class A and Class B shares than for selling Class C shares.

    In selecting a purchase alternative, you should consider, among other things, (1) the length of time you expect to hold your investment, (2) the amount of any applicable sales charge (whether imposed at the time of purchase or redemption) and distribution-related fees, as noted above, (3) whether you qualify for any reduction or waiver of any applicable sales charge,

(4) the various exchange privileges among the different classes of shares (see "How to Exchange Your Shares" below) and (5) the fact that Class B shares automatically convert to Class A shares approximately seven years after purchase (see "Conversion Feature--Class B Shares" below).

    The following is provided to assist you in determining which method of purchase best suits your individual circumstances and is based on current fees and expenses being charged to the Fund:

    If you intend to hold your investment in the Fund for less than 7 years and do not qualify for a reduced sales charge on Class A shares, since Class A shares are subject to a maximum initial sales charge of 5% and Class B shares are subject to a CDSC of 5% which declines to zero over a 6 year period, you should consider purchasing Class C shares over either Class A or Class B shares.

    If you intend to hold your investment for 7 years or more and do not qualify for a reduced sales charge on Class A shares, since Class B shares convert to Class A shares approximately 7 years after purchase and because all of your money would be invested initially in the case of Class B shares, you should consider purchasing Class B shares over either Class A or Class C shares.

    If you qualify for a reduced sales charge on Class A shares, it may be more advantageous for you to purchase Class A shares over either Class B or Class C shares regardless of how long you intend to hold your investment. However, unlike Class B and Class C shares, you would not have all of your money invested initially because the sales charge on Class A shares is deducted at the time of purchase.

    If you do not qualify for a reduced sales charge on Class A shares and you purchase Class B or Class C shares, you would have to hold your investment for more than 6 years in the case of Class B shares and Class C shares for the higher cumulative annual distribution-related fee on those shares to exceed the initial sales charge plus cumulative annual distribution-related fees on Class A shares. This does not take into account the time value of money, which further reduces the impact of the higher Class B or Class C distribution-related fee on the investment, fluctuations in net asset value, the effect of the return on the investment over this period of time or redemptions during which the CDSC is applicable.

    All purchases of $1 million or more, either as part of a single investment or under Rights of Accumulation or Letters of Intent, must be for Class a shares. See "Reduction and Waiver of Initial Sales Charges" below.

  Class A Shares

  The offering price of Class A shares for investors choosing the initial sales charge alternative is the next determined NAV plus a sales charge (expressed as a percentage of the offering price and of the amount invested) as shown in the following table:

                            Sales Charge as    Sales Charge as    Dealer Concession
                             Percentage of      Percentage of     as Percentage of
   Amount of Purchase       Offering Price     Amount Invested     Offering Price
-------------------------  -----------------  -----------------  -------------------
Less than $25,000                  5.00%              5.26%               4.75%
$25,000 to $49,999                 4.50               4.71                4.25
$50,000 to $99,999                 4.00               4.17                3.75
$100,000 to $249,999               3.25               3.36                3.00
$250,000 to $499,999               2.50               2.56                2.40
$500,000 to $999,999               2.00               2.04                1.90
$1,000,000 and above               None               None                None

    Selling dealers may be deemed to be underwriters, as that term is defined in the Securities Act.

  Reduction and Waiver of Initial Sales Charges. Reduced sales charges are available through Rights of Accumulation and Letters of Intent. Shares of the Fund and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) may be aggregated to determine the applicable reduction. See "Purchase and Redemption of Fund Shares--Reduction and Waiver of Initial Sales Charges--Class A Shares" in the Statement of Additional Information.

    BENEFIT PLANS. Class A shares may be purchased at NAV, without payment of an initial sales charge, by pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code and deferred compensation and annuity plans under Sections 457 and 403(b)(7) of the Internal Revenue Code (Benefit Plans), provided that the plan has existing assets of at least $1 million invested in shares of Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) or 1,000 eligible employees or participants. In the case of Benefit Plans whose accounts are held directly with the Transfer Agent or Prudential Securities and for which the Transfer Agent or Prudential Securities does individual account record keeping (Direct Account Benefit Plans) and Benefit Plans sponsored by PSI or its subsidiaries (PSI or Subsidiary Prototype Benefit Plans), Class A shares may be purchased at NAV by participants who are repaying loans made from such plans to the participant.

    PRUDENTIAL VISTA PROGRAM. Class A shares are offered at net asset value to certain qualified employee retirement benefit plans under section 401 of the Internal Revenue Code of 1986, as amended, for which Prudential Defined Contribution Services serves as the recordkeeper provided that such plan is also participating in the Prudential Vista Program (PruVista Plan), and provided further that (i) for existing plans, the plan has existing assets of at least $1 million and at least 100 eligible employees or participants, and (ii) for new plans, the plan has at least 500 eligible employees or participants. The term
"existing assets" for this purpose includes transferable cash and GICs (guaranteed investment contracts) maturing within 4 years.

    SPECIAL RULES APPLICABLE TO RETIREMENT PLANS.   After a Benefit Plan or  the
PruVista Plan qualifies to purchase Class A shares at NAV, all subsequent purchases will be made at NAV.

    OTHER WAIVERS. In addition, Class A shares may be purchased at NAV, through Prudential Securities or the Transfer Agent, by the following persons: (a) Directors and officers of the Fund and other Prudential Mutual Funds, (b) employees of Prudential Securities and PMF and their subsidiaries and members of the families of such persons who maintain an "employee related" account at Prudential Securities or the Transfer Agent, (c) employees and special agents of Prudential and its subsidiaries and all persons who have retired directly from active service with Prudential or one of its subsidiaries, (d) registered representatives and employees of dealers who have entered into a selected dealer agreement with Prudential Securities provided that purchases at NAV are permitted by such person's employer and (e) investors who have a business relationship with a financial adviser who joined Prudential Securities from another investment firm, provided that (i) the purchase is made within 90 days of the commencement of the financial adviser's employment at Prudential Securities, (ii) the purchase is made with proceeds of a redemption of shares of any open-end, non-money market fund sponsored by the financial adviser's previous employer (other than a fund which imposes a distribution or service fee of .25 of 1% or less) and (iii) the financial adviser served as the client's broker on the previous purchases.

    You must notify the Fund's Transfer Agent either directly or through Prudential Securities or Prusec that you are entitled to the reduction or waiver of the sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. No initial sales charges are imposed upon Class A shares acquired upon the reinvestment of dividends and distributions. See "Purchase and Redemption of Fund Shares--Reduction and Waiver of Initial Sales Charges--Class A Shares" in the Statement of Additional Information.

  Class B and Class C Shares

  The offering price of Class B and Class C shares for investors choosing one of the deferred sales charge alternatives is the NAV next determined following receipt of an order by the Transfer Agent or Prudential Securities. Although there is no sales charge imposed at the time of purchase, redemptions of Class B and Class C shares may be subject to a CDSC. See "How to Sell Your Shares--Contingent Deferred Sales Charges."

HOW TO SELL YOUR SHARES

  You can redeem your shares at any time for cash at the NAV next determined after the redemption request is received in proper form by the Transfer Agent or Prudential Securities. See "How the Fund Values its Shares." In certain cases, however, redemption proceeds will be reduced by the amount of any applicable contingent deferred sales charge, as described below. See "Contingent Deferred Sales Charges" below.

    If you hold shares of the Fund through Prudential Securities, you must redeem your shares by contacting your Prudential Securities financial adviser. If you hold shares in non-certificate form, a written request for redemption signed by you exactly as the account is registered is required. If you hold certificates, the certificates, signed in the name(s) shown on the face of the certificates, must be received by the Transfer Agent in order for the redemption request to be processed. If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the Transfer Agent must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be sent to the Fund in care of its Transfer Agent, Prudential Mutual Fund Services, Inc., Attention:
Redemption Services, P.O. Box 15010, New Brunswick, New Jersey 08906-5010.

    If the proceeds of the redemption (a) exceed $50,000, (b) are to be paid to a person other than the record owner, (c) are to be sent to an address other than the address on the Transfer Agent's records, or (d) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power, must be guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer or credit union. The Transfer Agent reserves the right to request additional information from and make reasonable inquiries of, any eligible guarantor institution. For clients of Prusec, a signature guarantee may be obtained from the agency or office manager of most Prudential Insurance and Financial Services or Preferred Services offices.

    Payment for shares presented for redemption will be made by check within seven days after receipt by the Transfer Agent of the certificate and/or written request, except as indicated below. If you hold shares through Prudential Securities, payment for shares presented for redemption will be credited to your Prudential Securities account, unless you indicate otherwise. Such payment may be postponed or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on such Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

    Payment for redemption of recently purchased shares will be delayed until the Fund or its Transfer Agent has been advised that the purchase check has been honored, up to 10 calendar days from the time of receipt of the purchase check by the Transfer Agent. Such delay may be avoided by purchasing shares by wire or by certified or official bank check.

  Redemption in Kind. If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. See "How the Fund Values its Shares." If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act, under which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

  Involuntary Redemption. In order to reduce expenses of the Fund, the Board of Directors may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other tax-deferred retirement plan, whose account has a net asset value of less than $500 due to a redemption. The Fund will give such shareholders 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption. No contingent deferred sales charge will be imposed on any involuntary redemption.

  90-day Repurchase Privilege. If you redeem your shares and have not previously exercised the repurchase privilege, you may reinvest any portion or all of the proceeds of such redemption in shares of the Fund at the NAV next determined after the order is received, which must be within 90 days after the date of the redemption. No sales charge will apply to such repurchases. You will receive PRO RATA credit for any contingent deferred sales charge paid in connection with the redemption of Class B or Class C shares. You must notify the Fund's Transfer Agent, either directly or through Prudential Securities or Prusec, at the time the repurchase privilege is exercised that you are entitled to credit for the contingent deferred sales charge previously paid. Exercise of the repurchase privilege will generally not affect federal income tax treatment of any gain realized upon redemption. If the redemption resulted in a loss, some or all of the loss, depending on the amount reinvested, will generally not be allowed for federal income tax purposes.

  Contingent Deferred Sales Charges

  Redemptions of Class B shares will be subject to a contingent deferred sales charge or CDSC declining from 5% to zero over a six-year period. Class C shares redeemed within one year of purchase will be subject to a 1% CDSC. The CDSC will be deducted from the redemption proceeds and reduce the amount paid to you. The CDSC will be imposed on any redemption by you which reduces the current value of your Class B or Class C shares to an amount which is lower than the amount of all payments by you for shares during the preceding six years, in the case of Class B shares, and one year, in the case of Class C shares. A CDSC will be applied on the lesser of the original purchase price or the current value of the shares being redeemed. Increases in the value of your shares or shares acquired through reinvestment of dividends or distributions are not subject to a CDSC. The amount of any contingent deferred sales charge will be paid to and retained by the Distributor. See "How the Fund is Managed--Distributor" and "Waiver of the Contingent Deferred Sales Charges--Class B Shares" below.

    The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month. The CDSC will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund. See "How to Exchange Your Shares."

    The following table sets forth the rates of the CDSC applicable to redemptions of Class B shares:

                                                                         Contingent Deferred
                                                                                Sales
                                                                        Charge as a Percentage
                                                                            of the Dollars
Year Since Purchase                                                          Invested or
Payment Made                                                             Redemption Proceeds
----------------------------------------------------------------------  ----------------------
First.................................................................           5.0%
Second................................................................           4.0%
Third.................................................................           3.0%
Fourth................................................................           2.0%
Fifth.................................................................           1.0%
Sixth.................................................................           1.0%
Seventh...............................................................           None

    In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value above the total amount of payments for the purchase of Fund shares made during the preceding six years (five years for Class B shares purchased prior to

January 22, 1990); then of amounts representing the cost of shares held beyond the applicable CDSC period; then of amounts representing the cost of shares acquired prior to July 1, 1985; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.

    For example, assume you purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, you acquired 5 additional Class B shares through dividend reinvestment. During the second year after the purchase you decided to redeem $500 of your investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of your Class B shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

    For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

  Waiver of the Contingent Deferred Sales Charges--Class B Shares. The CDSC will be waived in the case of a redemption following the death or disability of a shareholder or, in the case of a trust account, following the death or disability of the grantor. The waiver is available for total or partial redemptions of shares owned by a person, either individually or in joint tenancy (with rights of survivorship), at the time of death or initial determination of disability, provided that the shares were purchased prior to death or disability.

    The CDSC will also be waived in the case of a total or partial redemption in connection with certain distributions made without penalty under the Internal Revenue Code for a tax-deferred retirement plan, an IRA or Section 403(b) custodial account. These distributions include: (i) in the case of a tax-deferred retirement plan, a lump-sum or other distribution after retirement;
(ii) in the case of an IRA or Section 403(b) custodial account, a lump-sum or other distribution after attaining age 59 1/2; and (iii) a tax-free return of an excess contribution or plan distributions following the death or disability of the shareholder, provided that the shares were purchased prior to death or disability. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from service (I.E., following voluntary or involuntary termination of employment or following retirement). Under no circumstances will the CDSC be waived on redemptions resulting from the termination of a tax-deferred retirement plan, unless such redemptions otherwise qualify for a waiver as described above. In the case of Direct Account and PSI or Subsidiary Prototype Benefit Plans, the CDSC will be waived on redemptions which represent borrowings from such plans. Shares purchased with amounts used to repay a loan from such plans on which a CDSC was not previously deducted will thereafter be subject to a CDSC without regard to the time such amounts were previously invested. In the case of a 401(k) plan, the CDSC will also be waived upon the redemption of shares purchased with amounts used to repay loans made from the account to the participant and from which a CDSC was previously deducted.

    In addition, the CDSC will be waived on redemptions of shares held by a Director of the Fund.

    You must notify the Fund's Transfer Agent either directly or through Prudential Securities or Prusec, at the time of redemption, that you are entitled to waiver of the CDSC and provide the Transfer Agent with such supporting documentation as it may deem appropriate. The waiver will be granted subject to confirmation of your entitlement. See "Purchase and Redemption of Fund Shares--Waiver of the Contingent Deferred Sales Charge--Class B Shares" in the Statement of Additional Information.

    A quantity discount may apply to redemptions of Class B shares purchased prior to August 1, 1994. See "Purchase and Redemption of Fund Shares--Quantity Discount--Class B Shares Purchased Prior to August 1, 1994" in the Statement of Additional Information.

CONVERSION FEATURE--CLASS B SHARES

  Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. It is currently anticipated that conversions will occur during the months of February, May, August and November commencing in February 1995. Conversions will be effected at relative net asset value without the imposition of any additional sales charge.

    Since the Fund tracks amounts paid rather than the number of shares bought on each purchase of Class B shares, the number of Class B shares eligible to convert to Class A shares (excluding shares acquired through the automatic reinvestment of dividends and other distributions) (the Eligible Shares) will be determined on each conversion date in accordance with the following formula: (i) the ratio of (a) the amounts paid for Class B shares purchased at least seven years prior to the conversion date to (b) the total amount paid for all Class B shares purchased and then held in your account (ii) multiplied by the total number of Class B shares purchased and then held in your account. Each time any Eligible Shares in your account convert to Class A shares, all shares or amounts representing Class B shares then in your account that were acquired through the automatic reinvestment of dividends and other distributions will convert to Class A shares.

    For purposes of determining the number of Eligible Shares, if the Class B shares in your account on any conversion date are the result of multiple purchases at different net asset values per share, the number of Eligible Shares calculated as described above will generally be either more or less than the number of shares actually purchased approximately seven years before such conversion date. For example, if 100 shares were initially purchased at $10 per share (for a total of $1,000) and a second purchase of 100 shares was subsequently made at $11 per share (for a total of $1,100), 95.24 shares would convert approximately seven years from the initial purchase (i.e., $1,000 divided by $2,100 (47.62%), multiplied by 200 shares equals 95.24 shares). The Manager reserves the right to modify the formula for determining the number of Eligible Shares in the future as it deems appropriate on notice to shareholders.

    Since annual distribution-related fees are lower for Class A shares than Class B shares, the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion. Thus, although the aggregate dollar value will be the same, you may receive fewer Class A shares than Class B shares converted. See "How the Fund Values its Shares."

    For purposes of calculating the applicable holding period for conversions, all payments for Class B shares during a month will be deemed to have been made on the last day of the month, or for Class B shares acquired through exchange, or a series of exchanges, on the last day of the month in which the original payment for purchases of such Class B shares was made. For Class B shares previously exchanged for shares of a money market fund, the time period during which such shares were held in the money market fund will be excluded. For example, Class B shares held in a money market fund for one year will not convert to Class A shares until approximately eight years from purchase. For purposes of measuring the time period during which shares are held in a money market fund, exchanges will be deemed to have been made on the last day of the month. Class B shares acquired through exchange will convert to Class A shares after expiration of the conversion period applicable to the original purchase of such shares. The conversion feature described above will not be implemented and, consequently, the first conversion of Class B shares will not occur before February, 1995, but as soon thereafter as practicable. At that time all amounts representing Class B shares then outstanding beyond the applicable conversion period will automatically convert to Class A shares together with all shares or amounts representing Class B shares acquired through the automatic reinvestment of dividends and distributions then held in your account.

    The conversion feature may be subject to the continuing availability of opinions of counsel or rulings of the Internal Revenue Service (i) that the dividends and other distributions paid on Class A, Class B, and Class C shares will not constitute "preferential dividends" under the Internal Revenue Code and
(ii) that the conversion of shares does not constitute a taxable event. The conversion of Class B shares into Class A shares may be suspended if such opinions or rulings are no longer available. If conversions are suspended, Class B shares of the Fund will continue to be subject, possibly indefinitely, to their higher annual distribution and service fee.

HOW TO EXCHANGE YOUR SHARES

  As a shareholder of the Fund you have an exchange privilege with certain other Prudential Mutual Funds, including one or more specified money market funds, subject to the minimum investment requirements of such funds. Class A, Class B and Class C shares may be exchanged for Class A, Class B and Class C shares, respectively, of another fund on the basis of the relative NAV. No sales charge will be imposed at the time of the exchange. Any applicable CDSC payable upon the redemption of shares exchanged will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund. Class B and Class C shares may not be exchanged into money market funds other than Prudential Special Money Market Fund. For purposes of calculating the holding period applicable to the Class B conversion feature, the time period during which Class B shares were held in a money market fund will be excluded. See "Conversion Feature--Class B Shares" above. An exchange will be treated as a redemption and purchase for tax purposes. See "Shareholder Investment Account--Exchange Privilege" in the Statement of Additional Information.

    In order to exchange shares by telephone, you must authorize telephone exchanges on your initial application form or by written notice to the Transfer Agent and hold shares in non-certificate form. Thereafter, you may call the Fund at (800) 225-1852 to execute a telephone exchange of shares, on weekdays, except holidays, between the hours of 8:00 A.M. and 6:00 P.M., New York time. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. Neither the Fund nor its agents will be liable for any loss, liability or cost which results from acting upon instructions reasonably believed to be genuine under the foregoing procedures. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order. The Exchange Privilege is available only in states where the exchange may legally be made.

    If you hold shares through Prudential Securities, you must exchange your shares by contacting your Prudential Securities financial adviser.

    If you hold certificates, the certificates, signed in the name(s) shown on the face of the certificates, must be returned in order for the shares to be exchanged. See "How to Sell Your Shares" above.

    You may also exchange shares by mail by writing to Prudential Mutual Fund Services, Inc., Attention: Exchange Processing, P.O. Box 15010, New Brunswick, New Jersey 08906-5010.

    In periods of severe market or economic conditions the telephone exchange of shares may be difficult to implement and you should make exchanges by mail by writing to Prudential Mutual Fund Services, Inc., at the address noted above.

  Special Exchange Privilege. Commencing in February 1995, a special exchange privilege is available for shareholders who qualify to purchase Class A shares at NAV. See "Alternative Purchase Plan--Class A Shares--Reduction and Waiver of Initial Sales Charges" above. Under this exchange privilege, amounts representing any Class B and Class C shares (which are not subject to a CDSC) held in such a shareholder's account will be automatically exchanged for Class A shares on a quarterly basis, unless the shareholder elects otherwise. It is currently anticipated that this exchange will occur quarterly in February, May, August and November. Eligibility for this exchange privilege will be calculated on the business day prior to the date of the exchange. Amounts representing Class B or Class C shares which are not subject to a CDSC include the following:
(1) amounts representing Class B or Class C shares acquired pursuant to the automatic reinvestment of dividends and distributions, (2) amounts representing the increase in the net asset value above the total amount of payments for the purchase of Class B or Class C shares and (3) amounts representing Class B or Class C shares held beyond the applicable CDSC period. Class B and Class C shareholders must notify the Transfer Agent either directly or through Prudential Securities or Prusec that they are eligible for this special exchange privilege.

    The Exchange Privilege may be modified or terminated at any time on 60 days' notice to shareholders.

SHAREHOLDER SERVICES

  In addition to the exchange privilege, as a shareholder in the Fund, you can take advantage of the following additional services and privileges:

  - Automatic Reinvestment of Dividends and/or Distributions Without a Sales Charge. For your convenience, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at NAV without a sales charge. You may direct the Transfer Agent in writing not less than 5 full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. If you hold shares through Prudential Securities, you should contact your financial adviser.

  - Automatic Savings Accumulation Plan (ASAP). Under ASAP you may make regular purchases of the Fund's shares in amounts as little as $50 via an automatic debit to a bank account or Prudential Securities account (including a Command Account). For additional information about this service, you may contact your Prudential Securities financial adviser, Prusec representative or the Transfer Agent directly.

  - Tax-Deferred Retirement Plans. Various tax-deferred retirement plans, including a 401(k) plan, self-directed individual retirement accounts and "tax-sheltered accounts" under Section 403(b)(7) of the Internal Revenue Code are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants, or a pooled account arrangement. Information regarding the establishment of these plans, the administration, custodial fees and other details is available from Prudential Securities or the Transfer Agent. If you are considering adopting such a plan, you should consult with your own legal or tax adviser with respect to the establishment and maintenance of such a plan.

  - Systematic Withdrawal Plan. A systematic withdrawal plan is available to shareholders which provides for monthly or quarterly checks. Withdrawals of Class B and Class C shares may be subject to a CDSC. See "How to Sell Your Shares-- Contingent Deferred Sales Charges."

  - Reports to Shareholders. The Fund will send you annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Fund will provide one annual and semi-annual shareholder report and annual prospectus per household. You may request additional copies of such reports by calling (800) 225-1852 or by writing to the Fund at One Seaport Plaza, New York, New York 10292. In addition, monthly unaudited financial data are available upon request from the Fund.

  - Shareholder Inquiries. Inquiries should be addressed to the Fund at One Seaport Plaza, New York, New York 10292, or by telephone at (800) 225-1852 (toll-free) or, from outside the U.S.A., at (908) 417-7555 (collect).

    For additional information regarding the services and privileges described above, see "Shareholder Investment Account" in the Statement of Additional Information.

                       THE PRUDENTIAL MUTUAL FUND FAMILY
  Prudential Mutual Fund Management offers a broad range of mutual funds designed to meet your individual needs. We welcome you to review the investment options available through our family of funds. For more information on the Prudential Mutual Funds, including charges and expenses, contact your Prudential Securities financial adviser or Prusec representative or telephone the Funds at
(800) 225-1852 for a free prospectus. Read the prospectus carefully before you invest or send money.

       Taxable Bond Funds
 Prudential Adjustable Rate Securities Fund, Inc.
 Prudential Diversified Bond Fund, Inc.
 Prudential GNMA Fund, Inc.
 Prudential Government Income Fund, Inc.
 Prudential Government Securities Trust
   Intermediate Term Series
 Prudential High Yield Fund, Inc.
 Prudential Structured Maturity Fund, Inc.
   Income Portfolio
 Prudential U.S. Government Fund
 The BlackRock Government Income Trust

       Tax-Exempt Bond Funds
 Prudential California Municipal Fund
   California Series
   California Income Series
 Prudential Municipal Bond Fund
   High Yield Series
   Insured Series
   Modified Term Series
 Prudential Municipal Series Fund
   Arizona Series
   Florida Series
   Georgia Series
   Hawaii Income Series
   Maryland Series
   Massachusetts Series
   Michigan Series
   Minnesota Series
   New Jersey Series
   New York Series
   North Carolina Series
   Ohio Series
   Pennsylvania Series
 Prudential National Municipals Fund, Inc.

       Global Funds
 Prudential Europe Growth Fund, Inc.
 Prudential Global Fund, Inc.
 Prudential Global Genesis Fund, Inc.
 Prudential Global Natural Resources Fund, Inc.
 Prudential Intermediate Global Income Fund, Inc.
 Prudential Pacific Growth Fund, Inc.
 Prudential Short-Term Global Income Fund, Inc.
   Global Assets Portfolio
   Short-Term Global Income Portfolio
 Global Utility Fund, Inc.

       Equity Funds
 Prudential Allocation Fund
   Conservatively Managed Portfolio
   Strategy Portfolio
 Prudential Equity Fund, Inc.
 Prudential Equity Income Fund
 Prudential Growth Opportunity Fund, Inc.
 Prudential IncomeVertible-Registered Trademark- Fund, Inc.
 Prudential Multi-Sector Fund, Inc.
 Prudential Strategist Fund, Inc.
 Prudential Utility Fund, Inc.
 Nicholas-Applegate Fund, Inc.
   Nicholas-Applegate Growth Equity Fund

       Money Market Funds
 -TAXABLE MONEY MARKET FUNDS
 Prudential Government Securities Trust
   Money Market Series
   U.S. Treasury Money Market Series
 Prudential Special Money Market Fund
   Money Market Series
 Prudential MoneyMart Assets
 -TAX-FREE MONEY MARKET FUNDS
 Prudential Tax-Free Money Fund
 Prudential California Municipal Fund
   California Money Market Series
 Prudential Municipal Series Fund
   Connecticut Money Market Series
   Massachusetts Money Market Series
   New Jersey Money Market Series
   New York Money Market Series
 -COMMAND FUNDS
 Command Money Fund
 Command Government Fund
 Command Tax-Free Fund
 -INSTITUTIONAL MONEY MARKET FUNDS
 Prudential Institutional Liquidity Portfolio, Inc.
   Institutional Money Market Series

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

                  -------------------------------------------

                               TABLE OF CONTENTS

                                                    Page
                                                     ---
FUND HIGHLIGHTS.................................         2
  Risk Factors and Special Characteristics......         2
FUND EXPENSES...................................         4
FINANCIAL HIGHLIGHTS............................         5
HOW THE FUND INVESTS............................         8
  Investment Objective and Policies.............         8
  Hedging and Return Enhancement Strategies.....         9
  Other Investments and Policies................        11
  Investment Restrictions.......................        12
HOW THE FUND IS MANAGED.........................        12
  Manager.......................................        13
  Distributor...................................        13
  Portfolio Transactions........................        15
  Custodian and Transfer and Dividend Disbursing
   Agent........................................        15
HOW THE FUND VALUES ITS SHARES..................        16
HOW THE FUND CALCULATES PERFORMANCE.............        16
TAXES, DIVIDENDS AND DISTRIBUTIONS..............        17
GENERAL INFORMATION.............................        18
  Description of Common Stock...................        18
  Additional Information........................        19
SHAREHOLDER GUIDE...............................        19
  How to Buy Shares of the Fund.................        19
  Alternative Purchase Plan.....................        20
  How to Sell Your Shares.......................        23
  Conversion Feature--Class B Shares............        25
  How to Exchange Your Shares...................        26
  Shareholder Services..........................        27
THE PRUDENTIAL MUTUAL FUND FAMILY...............       A-1

-------------------------------------------
MF109A                                                                    44401I

                                                74435E 10
                                      Class A:  9
                                                74435E 20
                       CUSIP Nos.:    Class B:  8
                                                74435E 30
                                      Class C:  7

Prudential
Growth Opportunity
Fund, Inc.
--------------------

                                                                February 1, 1995

                        PRUDENTIAL MUTUAL FUNDS
                          BUILDING YOUR FUTURE
              r
                          ON OUR STRENGTH-SM-

                            Prudential Mutual Funds
                         Supplement dated July 3, 1995

    The following information supplements the prospectuses of each of the Funds listed on the reverse.

                               SHAREHOLDER GUIDE

HOW TO BUY SHARES OF THE FUND

Reduction and Waiver of Initial Sales Charges.

    PruArray Plans. Class A shares may be purchased at NAV by certain retirement and deferred compensation plans, qualified or non-qualified under the Internal Revenue Code of 1986, as amended, (the Code), including pension, profit-sharing, stock-bonus or other employee benefit plans under Section 401 of the Code and deferred compensation and annuity plans under Sections 457 and 403(b)(7) of the Code that participate in the Transfer Agent's PruArray Program (a benefit plan record keeping service) (hereafter referred to as a PruArray Plan); provided (i) that the plan has at least $1 million in existing assets or 1,000 eligible employees or participants and (ii) that Prudential Mutual Funds constitute at least one-half of the plan's investment options. The term ``existing assets'' for this purpose includes stock issued by a PruArray Plan sponsor and shares of non-money market Prudential Mutual Funds and shares of certain unaffiliated non-money market mutual funds that participate in the PruArray Program (Participating Funds). ``Existing assets'' also include shares of money market funds acquired by exchange from a Participating Fund. After a PruArray Plan qualifies to purchase Class A shares at NAV, all subsequent purchases will be made at NAV.

    Listed below are the names of the Prudential Mutual Funds and the dates of the prospectuses to which this supplement relates.

          Name of Fund                                        Prospectus Date
Prudential Adjustable Rate Securities Fund, Inc.              June 26, 1995
Prudential Allocation Fund                                    September 29, 1994
Prudential Diversified Bond Fund, Inc.                        January 3, 1995
                                                              (as supplemented June 20, 1995)
Prudential Equity Fund, Inc.                                  February 28, 1995
Prudential Equity Income Fund                                 December 30, 1994
Prudential Global Fund, Inc.                                  January 3, 1995
Prudential Global Genesis Fund, Inc.                          August 1, 1994
Prudential Global Natural Resources Fund, Inc.                August 1, 1994
Prudential GNMA Fund, Inc.                                    March 2, 1995
Prudential Government Income Fund, Inc.                       May 1, 1995
Prudential Growth Opportunity Fund, Inc.                      February 1, 1995
Prudential High Yield Fund, Inc.                              February 28, 1995
Prudential IncomeVertible Fund, Inc.                          March 1, 1995
Prudential Intermediate Global Income Fund, Inc.              March 2, 1995
Prudential Multi-Sector Fund, Inc.                            June 30, 1995
Prudential Pacific Growth Fund, Inc.                          January 3, 1995
Prudential Short-Term Global Income Fund, Inc.
  Global Assets Portfolio                                     January 3, 1995
  Short-Term Global Income Fund                               January 3, 1995
Prudential Structured Maturity Fund, Inc.                     March 1, 1995
Prudential U.S. Government Fund                               January 3, 1995
Prudential Utility Fund, Inc.                                 March 1, 1995
The BlackRock Government Income Trust                         November 1, 1994
                                                              (as supplemented December 30, 1994)
Global Utility Fund, Inc.                                     February 1, 1995
Nicholas-Applegate Fund, Inc.                                 March 6, 1995

MF950C-7

                    PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.

                        Supplement dated July 10, 1995 to
                        Prospectus dated February 1, 1995

                             HOW THE FUND IS MANAGED


MANAGER

     Effective July 1995, Roger E. Ford, a Managing Director of The Prudential Investment Corporation (PIC), became the portfolio manager of the Fund. Mr. Ford has responsibility for the day-to-day management of the Fund's portfolio and a number of other portfolios advised by PIC. Mr. Ford has been employed by PIC as a portfolio manager since 1972.

                    PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.
                      STATEMENT OF ADDITIONAL INFORMATION
                                FEBRUARY 1, 1995

    Prudential Growth Opportunity Fund, Inc. (the Fund), is an open-end diversified management investment company whose objective is capital growth. The Fund intends to invest principally in a carefully selected portfolio of common stocks, generally stocks having prospects of a high return on equity, increasing earnings, increasing dividends (or an expectation of dividends), and price earnings ratios which are not excessive. The Fund's purchase and sale of put and call options and related short-term trading may result in a high portfolio turnover rate. These activities may be considered speculative and may result in higher risks and costs to the Fund. The Fund may also buy and sell stock index futures and may buy and sell options on stock indices pursuant to limits described herein. There can be no assurance that the Fund's investment objective will be achieved. See "Investment Objective and Policies."

    The Fund's address is One Seaport Plaza, New York, New York 10292, and its telephone number is (800) 225-1852.

    This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus, dated February 1, 1995. A copy of the Prospectus may be obtained from the Fund upon request.

                               TABLE OF CONTENTS

                                                                CROSS- REFERENCE
                                                                  TO PAGE IN
                                                         PAGE     PROSPECTUS
                                                         ----   ---------------
General Information...................................    B-2            20
Investment Objective and Policies.....................    B-2             8
Investment Restrictions...............................    B-7            12
Directors and Officers................................    B-8            12
Manager...............................................   B-11            13
Distributor...........................................   B-12            13
Portfolio Transactions and Brokerage..................   B-15            15
Purchase and Redemption of Fund Shares................   B-16            19
Shareholder Investment Account........................   B-19            27
Net Asset Value.......................................   B-22            16
Performance Information...............................   B-23            16
Taxes.................................................   B-25            17
Custodian, Transfer and Dividend Disbursing Agent and
 Independent Accountants..............................   B-26            15
Financial Statements..................................   B-27            --
Report of Independent Accountants.....................   B-37            --

--------------------------------------------------------------------------------

MF109B                                                                   444081A

                              GENERAL INFORMATION

    At a special meeting held on July 19, 1994, shareholders approved an amendment to the Fund's Articles of Incorporation to change the Fund's name from Prudential-Bache Growth Opportunity Fund, Inc. to Prudential Growth Opportunity Fund, Inc.

                       INVESTMENT OBJECTIVE AND POLICIES

    The Fund's investment objective is capital growth. It attempts to achieve such objective by investing principally in a carefully selected portfolio of common stocks. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests--Investment Objective and Policies" in the Prospectus.

    The investment adviser believes that, in seeking to attain capital appreciation, it is important to attempt to minimize losses. Accordingly, the investment adviser will attempt to anticipate periods when stock prices generally decline. When, in the investment adviser's judgment, such a period is imminent, the Fund will take defensive measures, such as investing all or part of the Fund's assets in money market instruments during this period. The Fund may also purchase put options on stocks that the Fund holds as protection against a significant price decline and may purchase and sell stock index options and futures to hedge overall market risk and the investment of cash flows.

    The Fund may invest without limit  in high quality money market  instruments
(a) when conditions dictate a temporary defensive strategy, (b) until the proceeds from the sale of the Fund's shares have been invested or (c) during temporary periods of portfolio restructuring. Such instruments may include commercial paper of domestic corporations, certificates of deposit, repurchase agreements, bankers' acceptances and other obligations of domestic banks, and obligations issued or guaranteed by the United States Government, its instrumentalities or its agencies.

LIMITATIONS ON PURCHASE AND SALE OF STOCK OPTIONS, OPTIONS ON STOCK INDICES AND STOCK INDEX FUTURES

    The Fund may write put and call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. The Fund has undertaken with certain state securities commissions that, so long as shares of the Fund are registered in those states, it will not (a) write puts having aggregate exercise prices greater than 25% of total net assets; or (b) purchase (i) put options on stocks not held in the Fund's portfolio, (ii) put options on stock indices or (iii) call options on stocks or stock indices if, after any such purchase, the aggregate premiums paid for such options would exceed 20% of the Fund's total net assets.

    CALL OPTIONS ON STOCK. The Fund may, from time to time, write call options on its portfolio securities. The Fund may write only call options which are "covered," meaning that the Fund either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration, upon conversion or exchange of other securities currently held in its portfolio. In addition, the Fund will not permit the call to become uncovered prior to the expiration of the option or termination through a closing purchase transaction as described below. If the Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to the Fund by the purchaser of the option is the "premium." The Fund's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if the Fund were to effect a "closing purchase transaction" through the purchase of an equivalent option on an exchange. There can be no assurance that a closing purchase transaction can be effected.

    The Fund would not be able to effect a closing purchase transaction after it had received notice of exercise. In order to write a call option, the Fund is required to comply with the rules of The Options Clearing Corporation and the various exchanges with respect to collateral requirements. The Fund may not purchase call options except in connection with a closing purchase transaction. It is possible that the cost of effecting a closing purchase transaction may be greater than the premium received by the Fund for writing the option.

    Generally, the investment adviser intends to write listed covered call options during periods when it anticipates declines in the market values of portfolio securities because the premiums received may offset to some extent the decline in the Fund's net asset value occasioned by such declines in market value. Except as part of the "sell discipline" described below, the investment adviser will generally not write listed covered call options when it anticipates that the market values of the Fund's portfolio securities will increase.

    One reason for the Fund to write call options is as part of a "sell discipline." If the investment adviser decides that a portfolio security would be overvalued and should be sold at a certain price higher than the current price, the Fund could write an option on the stock at the higher price. Should the stock subsequently reach that price and the option be exercised, the Fund would, in effect, have increased the selling price of that stock, which it would have sold at that price in any event, by the amount of the premium. In the event the market price of the stock declined and the option were not exercised, the premium would offset all or some portion of the decline. It is possible that the price of the stock could increase beyond the exercise price; in that event, the Fund would forego the opportunity to sell the stock at that higher price.

    In addition, call options may be used as part of a different strategy in connection with sales of portfolio securities. If, in the judgment of the investment adviser, the market price of a stock is overvalued and it should be sold, the Fund may elect to write a call option with an exercise price substantially below the current market price. As long as the value of the underlying security remains above the exercise price during the term of the option, the option will, in all probability, be exercised, in which case the Fund will be required to sell the stock at the exercise price. If the sum of the premium and the exercise price exceeds the market price of the stock at the time the call option is written, the Fund would, in effect, have increased the selling price of the stock. The Fund would not write a call option in these circumstances if the sum of the premium and the exercise price were less than the current market price of the stock.

    PUT OPTIONS ON STOCK. The Fund may also write listed put options. If the Fund writes a put option, it is obligated to purchase a given security at a specified price at any time during the term of the option.

    Writing listed put options is a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or, more importantly, because the investment adviser believes a more defensive and less fully invested position is desirable in light of market conditions. If the Fund wishes to invest its cash or reserves in a particular security at a price lower than current market value, it may write a put option on that security at an exercise price which reflects the lower price it is willing to pay. The buyer of the put option generally will not exercise the option unless the market price of the underlying security declines to a price near or below the exercise price. If the Fund writes a listed put, the price of the underlying stock declines and the option is exercised, the premium, net of transaction charges, will reduce the purchase price paid by the Fund for the stock. The price of the stock may decline by an amount in excess of the premium, in which event the Fund would have foregone an opportunity to purchase the stock at a lower price.

    If, prior to the exercise of a put option, the investment adviser determines that it no longer wishes to invest in the stock on which the put option had been written, the Fund may be able to effect a closing purchase transaction on an exchange by purchasing a put option of the same series as the one which it has previously written. The cost of effecting a closing purchase transaction may be greater than the premium received on writing the put option and there is no guarantee that a closing purchase transaction can be effected.

    At the time a put option is written, the Fund will be required to establish, and will maintain until the put is exercised or has expired, a segregated account with its custodian consisting of cash, short-term U. S. Government securities or other high-grade short-term debt obligations equal in value to the amount the Fund will be obligated to pay upon exercise of the put option.

    STOCK INDEX OPTIONS. Except as described below, the Fund will write call options on indices only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When the Fund writes a call option on a broadly-based stock market index, the Fund will segregate or put into escrow with its Custodian, or pledge to a broker as collateral for the option, one or more "qualified securities" with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

    If the Fund has written an option on an industry or market segment index, it will segregate or put into escrow with its Custodian, or pledge to a broker as collateral for the option, at least ten "qualified securities," which are securities of an issuer in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such securities will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the Fund's holdings in that industry or market segment. No individual security will represent more than 25% of the amount so segregated, pledged or escrowed. If at the close of business on any day the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will so segregate, escrow or pledge an amount in cash, Treasury bills or other high-grade short-term obligations equal in value to the difference. In addition, when the Fund writes a call on an index which is in-the-money at the time the call is written, the Fund will segregate with its Custodian or pledge to the broker as collateral cash, short-term U.S. Government securities or other high-grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a national securities exchange or listed on the National Association of Securities Dealers Automated Quotation System against which the Fund has not written a stock call option and which has not been hedged by the Fund by the sale of stock index futures. However, if the Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high-grade short-term obligations in a segregated account with its Custodian, it will not be subject to the requirements described in this paragraph.

    STOCK INDEX FUTURES. The Fund will engage in transactions in stock index futures contracts as a hedge against changes resulting from market conditions in the values of securities which are held in the Fund's portfolio or which it intends to purchase. The Fund will engage in such transactions when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. The Fund may not purchase or sell stock index futures if, immediately thereafter, more than one-third of its net assets would be hedged and, in addition, except as described above in the case of a call written and held on the same index, will write call options on indices or sell stock index futures only if the amount resulting from the multiplication of the then current level of the index (or indices) upon which the option or future contract(s) is based, the applicable multiplier(s), and the number of futures or options contracts which would be outstanding, would not exceed one-third of the value of the Fund's net assets. In instances involving the purchase of stock index futures contracts by the Fund, an amount of cash, short-term U.S.Government securities or other high-grade short-term debt obligations, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

    Under regulations of the Commodity Exchange Act, investment companies registered under the Investment Company Act of 1940, as amended (the Investment Company Act), are exempt from the definition of "commodity pool operator," provided all of the Fund's commodity futures or commodity options transactions constitute BONA FIDE hedging transactions within the meaning of the CFTC's regulations. The Fund will use stock index futures and options on futures as described herein in a manner consistent with this requirement.

    RISKS OF TRANSACTIONS IN STOCK OPTIONS. Writing options involves the risk that there will be no market in which to effect a closing transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

    RISKS OF OPTIONS ON INDICES. The Fund's purchase and sale of options on indices will be subject to risks described above under "Risks of Transactions in Stock Options." In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options.

    Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally or in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on indices would be subject to the investment adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

    Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the Fund's policy to purchase or write options only on indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in the index.

    Trading in index options commenced in April 1983 with the S&P 100 option (formerly called the CBOE 100). Since that time a number of additional index option contracts have been introduced including options on industry indices. Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. The Fund will not purchase or sell any index option contract unless and until, in the investment adviser's opinion, the market for such options has developed sufficiently that such risk in connection with such transactions is no greater than such risk in connection with options on stocks.

    SPECIAL RISKS OF WRITING CALLS ON INDICES. Because exercises of index options are settled in cash, a call writer such as the Fund cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. However, the Fund will write call options on indices only under the circumstances described above under "Limitations on Purchase and Sale of Stock Options, Options on Stock Indices, Stock Index Futures and Options on Stock Index Futures."

    Price movements in the Fund's portfolio probably will not correlate precisely with movements in the level of the index and, therefore, the Fund bears the risk that the price of the securities held by the Fund may not increase as much as the index. In such event, the Fund would bear a loss on the call which is not completely offset by movements in the price of the Fund's portfolio. It is also possible that the index may rise when the Fund's portfolio of stocks does not rise. If this occurred, the Fund would experience a loss on the call which is not offset by an increase in the value of its portfolio and might also experience a loss in its portfolio. However, because the value of a diversified portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Fund in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

    Unless the Fund has other liquid assets which are sufficient to satisfy the exercise of a call, the Fund would be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if the Fund fails to anticipate an exercise, it may have to borrow (in amounts not exceeding 20% of the Fund's total assets) pending settlement of the sale of securities in its portfolio and would incur interest charges thereon.

    When the Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell stocks in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with index options than with stock options. For example, even if an index call which the Fund has written is "covered" by an index call held by the Fund with the same strike price, the Fund will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the Fund exercises the call it holds or the time the Fund sells the call which in either case would occur no earlier than the day following the day the exercise notice was filed.

    SPECIAL RISKS OF PURCHASING PUTS AND CALLS ON INDICES. If the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiple) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cut off time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cut off times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

ILLIQUID SECURITIES

    The Fund may not invest more than 10% of its net assets in repurchase agreements which have a maturity of longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

    In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

    Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

    Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser will consider, INTER ALIA, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSRO), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser; and (ii) it must not be "traded flat" (I.E., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

PORTFOLIO TURNOVER

    The Fund anticipates that its annual portfolio turnover rate will not exceed 150% in normal circumstances. For the years ended September 30, 1993 and 1994, the Fund's portfolio turnover rate was 68% and 82%, respectively.

                            INVESTMENT RESTRICTIONS

    The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities," when used in this Statement of Additional Information, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares.

    The Fund may not:

    (1) With respect to 75% of the Fund's total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities). It is the current policy (but not a fundamental policy) of the Fund not to invest more than 5% of the value of its total assets in securities of any one issuer.

    (2) Purchase more than 10% of the outstanding voting securities of any one issuer.

    (3) Invest more than 25% of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities.

    (4) Invest more than 5% of the value of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation issued or guaranteed by the United States Government, its agencies or instrumentalities.

    (5) Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein.

    (6) Purchase or sell commodities or commodity futures contracts, except financial futures contracts as described under "Investment Objective and Policies" in the Prospectus and this Statement of Additional Information.

    (7) Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which operate, invest in or sponsor such programs.

    (8) Purchase securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets.

    (9) Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow up to 20% of the value of the total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions. The Fund may pledge up to 20% of the value of its total assets to secure such borrowings. Secured borrowings may take the form of reverse repurchase agreements, pursuant to which the Fund would sell portfolio securities for cash and simultaneously agree to repurchase them at a specified date for the same amount of cash plus an interest component. For purposes of this restriction, obligations of the Fund to Directors pursuant to deferred compensation arrangements, the purchase and sale of securities on a when-issued or delayed delivery basis, the purchase and sale of financial futures contracts and options and collateral arrangements with respect to margins for financial futures contracts and with respect to options are not deemed to be the issuance of a senior security or a pledge of assets.

    (10) Make loans of money or securities, except by the purchase of debt obligations in which the Fund may invest consistently with its investment objective and policies or by investment in repurchase agreements.

    (11) Make short sales of securities except short sales against-the-box.

    (12) Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities. (For the purpose of this restriction, the deposit or payment by the Fund of initial or maintenance margin in connection with financial futures contracts is not considered the purchase of a security on margin.)

    (13) Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in disposing of a portfolio security.

    (14) Invest for the purpose of exercising control or management of any other issuer.

    Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings, as required by applicable law.

    In order to comply with certain state "blue sky" restrictions, the Fund will not as a matter of operating policy:

    1. Purchase warrants if as a result the Fund would then have more than 5% of its net assets (determined at the time of investment) invested in warrants. Warrants will be valued at the lower of cost or market and investment in warrants which are not listed on the New York Stock Exchange or American Stock Exchange will be limited to 2% of the Fund's net assets (determined at the time of investment). For the purpose of this limitation, warrants acquired in units or attached to securities are deemed to be without value.

    2. Purchase the securities of any one issuer if any officer or director of the Fund or the Manager or Subadviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

    3. Invest in securities of companies having a record, together with predecessors, of less than three years of continuous operation, or securities of issuers which are restricted as to disposition, if more than 15% of its total assets would be invested in such securities. This restriction shall not apply to mortgage-backed securities, asset-backed securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                             DIRECTORS AND OFFICERS

                                    POSITION                                PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE               WITH FUND                              DURING PAST FIVE YEARS
---------------------------  -----------------------  -----------------------------------------------------------------
Delayne Dedrick Gold (56)    Director                 Marketing and Management Consultant.
c/o Prudential Mutual Fund
Management, Inc.
One Seaport Plaza
New York, New York
Arthur Hauspurg (69)         Director                 Trustee and former President, Chief Executive Officer and
c/o Prudential Mutual Fund                             Chairman of the Board of Consolidated Edison Company of New
Management, Inc.                                       York, Inc.; Director of COMSAT Corp.
One Seaport Plaza
New York, New York
*Harry A. Jacobs, Jr. (73)   Director                 Senior Director (since January 1986) of Prudential Securities
One Seaport Plaza                                      Incorporated (Prudential Securities); formerly Interim Chairman
New York, NY                                           and Chief Executive Officer of Prudential Mutual Fund
                                                       Management, Inc. (PMF), (June-September 1993); Chairman of the
                                                       Board of Prudential Securities (1982-1985) and Chairman of the
                                                       Board and Chief Executive Officer of Bache Group Inc.
                                                       (1977-1982); Director of The First Australia Fund, Inc., The
                                                       First Australia Prime Income Fund, Inc., The Global Government
                                                       Plus Fund, Inc. and The Global Total Return Fund, Inc., and the
                                                       Center for National Policy; Trustee of The Trudeau Institute.

------------------------
* "Interested" director, as defined in the Investment Company Act, by reason of his affiliation with Prudential Securities or PMF.

                                    POSITION                                PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE               WITH FUND                              DURING PAST FIVE YEARS
---------------------------  -----------------------  -----------------------------------------------------------------
*Lawrence C. McQuade    President and       Vice Chairman of PMF (since 1988); Managing
(67)                     Director            Director, Investment Banking, Prudential Securities
One Seaport Plaza                            (1988-1991); Director of Czech & Slovak American
New York, NY                                 Enterprise Fund (since October 1994), Quixote
                                             Corporation (since February 1992), BUNZL, P.L.C.
                                             (since June 1991); formerly Director of Crazy Eddie
                                             Inc. (1987-1990) and Kaiser Tech., Ltd. and Kaiser
                                             Aluminum and Chemical Corp. (March 1987-November
                                             1988); formerly Executive Vice President and
                                             Director of WR Grace & Company; President and
                                             Director of The High Yield Income Fund, Inc., The
                                             Global Government Plus Fund, Inc. and The Global
                                             Total Return Fund, Inc.
Stephen P. Munn (52)    Director            Chairman (since January 1994), Director and
101 South Salina                             President (since 1988) and Chief Executive Officer
Street                                       (1988-December 1993) of Carlisle Companies
Syracuse, NY                                 Incorporated.
*Richard A. Redeker     Director            President, Chief Executive Officer and Director
(51)                                         (since October 1993), PMF; Executive Vice
One Seaport Plaza                            President, Director and Member of the Operating
New York, NY                                 Committee (since October 1993), Prudential
                                             Securities; Director (since October 1993) of
                                             Prudential Securities Group, Inc.; Executive Vice
                                             President, The Prudential Investment Corporation
                                             (since July 1994); formerly Senior Executive Vice
                                             President and Director of Kemper Financial
                                             Services, Inc. (September 1978-September 1993);
                                             Director of The Global Government Plus Fund, Inc.,
                                             The Global Total Return Fund, Inc. and The High
                                             Yield Income Fund, Inc.
Louis A. Weil, III      Director            Publisher and Chief Executive Officer, Phoenix
(53)                                         Newspapers, Inc. (since August 1991); Director of
120 East Van Buren                           Central Newspapers, Inc. (since September 1991);
Phoenix, AZ                                  prior thereto, Publisher of Time Magazine (May
                                             1989-March 1991); formerly, President, Publisher
                                             and Chief Executive Officer, The Detroit News
                                             (February
                                             1986-August 1989); formerly member of the Advisory
                                             Board, Chase Manhattan Bank-Westchester; Director
                                             of The Global Government Plus Fund,Inc.
David W. Drasnin (58)   Vice President      Vice President and Branch Manager of Prudential
39 Public Square Suite                       Securities.
500
Wilkes-Barre, PA
Robert F. Gunia (48)    Vice President      Chief Administrative Officer (since July 1990),
One Seaport Plaza                            Director (since January 1989), Executive Vice
New York, NY                                 President, Treasurer and Chief Financial Officer
                                             (since June 1987) of PMF; Senior Vice President
                                             (since March 1987) of Prudential Securities; Vice
                                             President and Director of The Asia Pacific Fund,
                                             Inc. (since May 1989).
Susan C. Cote (40)      Treasurer           Senior  Vice President of PMF; Senior Vice President
One Seaport Plaza                            (since
New York, NY                                 January   1992)   and   Vice   President   (January
                                             1986-December 1991) of Prudential Securities.

------------
* "Interested" director, as defined in the Investment Company Act, by reason of his affiliation with Prudential Securities or PMF.

                                    POSITION                                PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE               WITH FUND                              DURING PAST FIVE YEARS
---------------------------  -----------------------  -----------------------------------------------------------------
S. Jane Rose (48)       Secretary           Senior Vice President (since January 1991), Senior
One Seaport Plaza                            Counsel (since June 1987) and First Vice President
New York, NY                                 (June 1987-December 1990) of PMF; Senior Vice
                                             President, and Senior Counsel of Prudential
                                             Securities (since July 1992); formerly, Vice
                                             President and Associate General Counsel of
                                             Prudential Securities.
Ronald Amblard (36)     Assistant           First Vice President (since January 1994) and
One Seaport Plaza        Secretary           Associate General Counsel (since January 1992) of
New York, NY                                 PMF; Vice President and Associate General Counsel
                                             of Prudential Securities (since January 1992);
                                             formerly, Assistant General Counsel (August
                                             1988-December 1991), Associate Vice President
                                             (January 1989-December 1990) and Vice President
                                             (January 1991-December 1993) of PMF.

    Directors and officers of the Fund are also trustees, directors and officers of some or all of the other investment companies distributed by Prudential Securities or Prudential Mutual Fund Distributors, Inc. (PMFD).

    The officers conduct and supervise the daily business operations of the Fund, while the Directors, in addition to their functions set forth under "Manager" and "Distributor," review such actions and decide on general policy.

    The Fund pays each of its Directors who is not an affiliated person of PMF annual compensation of $6,000, in addition to certain out-of-pocket expenses. The Chairman of the Audit Committee receives an additional $200 per year.

    Directors may receive their Director's fees pursuant to a deferred fee agreement with the Fund. Under the terms of the agreement, the Fund accrues daily the amount of such Director's fee which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury Bills at the beginning of each calendar quarter or, pursuant to an SEC exemptive order, at the daily rate of return of the Fund (the Fund rate). Payment of the interest so accrued is also deferred and accruals become payable at the option of the Director. The Fund's obligation to make payments of deferred Director's fees, together with interest thereon, is a general obligation of the Fund.

    Pursuant to the terms of the Management Agreement with the Fund, the Manager pays all compensation of officers and employees of the Fund as well as the fees and expenses of all Directors of the Fund who are affiliated persons of the Manager.

    The following table sets forth the aggregate compensation paid by the Fund for the fiscal year ended September 30, 1994 to the Directors who are not affiliated with the Manager and the aggregate compensation paid to such Directors for service on the Fund's board and that of all other funds managed by Prudential Mutual Fund Management, Inc. (Fund Complex) for the calendar year ended December 31, 1994.

                               COMPENSATION TABLE

                                                                                                                     TOTAL
                                                                            PENSION OR                            COMPENSATION
                                                                            RETIREMENT                             FROM FUND
                                                            AGGREGATE    BENEFITS ACCRUED    ESTIMATED ANNUAL       AND FUND
                                                          COMPENSATION   AS PART OF TRUST      BENEFITS UPON      COMPLEX PAID
                   NAME AND POSITION                        FROM FUND        EXPENSES           RETIREMENT        TO TRUSTEES
--------------------------------------------------------  -------------  -----------------  -------------------  --------------
Delayne Dedrick Gold -- Director                            $   6,200             None                 N/A       $  185,000(24)*
Arthur Hauspurg -- Director                                 $   6,000             None                 N/A       $   37,500(5)*
Stephen P. Munn -- Director                                 $   6,000             None                 N/A       $   42,500(6)*
Louis A. Weil, Ill -- Director                              $   6,000             None                 N/A       $   97,500(12)*

------------------------
*Indicates number of funds in Fund Complex (including the Fund) to which aggregate compensation relates.

    As of November 4, 1994, the Directors and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of the Fund.

    As of November 4, 1994, the beneficial owners, directly or indirectly, of more than 5% of the outstanding shares of any class of beneficial interest were:
Franco M. Navazio, 25 Taffrail Way, Mashpee, MA, who held 8,162 Class C shares (23.6%), Steven Temkin, 144 Chestnut Hill Road, Torrington, CT, who held 2,102 Class C shares (6.0%), Theresa Schaffer, 300 Durso Drive, Newark, DE, who held 2,525 Class C shares (7.3%) and Gladys E. Mellin, 2300 Lexington Avenue S, Mendota Heights, MN, who held 2,053 Class C shares (5.9%).

    As of November 4, 1994, Prudential Securities was the record holder for other beneficial owners of 2,264,789 Class A shares (or 28% of the outstanding Class A shares), 24,461,328 Class B shares (or 71% of the outstanding Class B shares) and 31,529 Class C shares (or 91% of the outstanding Class C shares) of the Fund. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.

                                    MANAGER

    The manager of the Fund is Prudential Mutual Fund Management, Inc. (PMF or the Manager), One Seaport Plaza, New York, New York 10292. PMF serves as manager to all of the other open-end management investment companies that, together with the Fund, comprise the Prudential Mutual Funds. See "How the Fund Is Managed--Manager" in the Prospectus. As of December 31, 1994, PMF managed and/or administered open-end and closed-end management investment companies with assets of approximately $47 billion. According to the Investment Company Institute, as of April 30, 1994, the Prudential Mutual Funds were the 12th largest family of mutual funds in the United States.

    Pursuant to the Management Agreement with the Fund (the Management Agreement), PMF, subject to the supervision of the Fund's Board of Directors and in conformity with the stated policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention, disposition and loan of securities. In connection therewith, PMF is obligated to keep certain books and records of the Fund. PMF also administers the Fund's corporate affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street Bank and Trust Company, the Fund's custodian, and Prudential Mutual Fund Services, Inc. (PMFS or the Transfer Agent), the Fund's transfer and dividend disbursing agent. The management services of PMF for the Fund are not exclusive under the terms of the Management Agreement and PMF is free to, and does, render management services to others.

    For its services, PMF receives, pursuant to the Management Agreement, a fee at an annual rate of .70 of 1% of the Fund's average daily net assets. The fee is computed daily and payable monthly. The Management Agreement also provides that, in the event the expenses of the Fund (including the fees of PMF, but excluding interest, taxes, brokerage commissions, distribution fees and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) for any fiscal year exceed the lowest applicable annual expense limitation established and enforced pursuant to the statutes or regulations of any jurisdiction in which the Fund's shares are qualified for offer and sale, the compensation due to PMF will be reduced by the amount of such excess. Reductions in excess of the total compensation payable to PMF will be paid by PMF to the Fund. No such reductions were required during the fiscal year ended September 30, 1994. Currently, the Fund believes that the most restrictive expense limitation of state securities commissions is 2 1/2% of the Fund's average daily net assets up to $30 million, 2% of the next $70 million of such assets and 1 1/2% of such assets in excess of $100 million.

    In connection with its management of the corporate affairs of the Fund, PMF bears the following expenses:

    (a) the salaries and expenses of all of its and the Fund's personnel except the fees and expenses of Directors who are not affiliated persons of PMF or the Fund's investment adviser;

    (b) all expenses incurred by PMF or by the Fund in connection with managing the ordinary course of the Fund's business, other than those assumed by the Fund as described below; and

    (c) the costs and expenses payable to The Prudential Investment  Corporation
(PIC) pursuant to the subadvisory agreement between PMF and PIC (the Subadvisory Agreement).

    Under the terms of the Management Agreement, the Fund is responsible for the payment of the following expenses: (a) the fees payable to the Manager, (b) the fees and expenses of Directors who are not affiliated persons of the Manager or the Fund's investment adviser, (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade associations of which the Fund may be a member, (h) the cost of stock certificates representing shares of the Fund, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the Securities and Exchange Commission, registering the Fund and qualifying its shares under state securities laws, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, (k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders, (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (m) distribution fees.

    The Management Agreement provides that PMF will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement provides that it will terminate automatically if assigned, and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice. The Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually inconformity with the Investment Company Act. The Management Agreement was last approved by the Board of Directors of the Fund, including a majority of the Directors who are not parties to the contract or interested persons of any such party as defined in the Investment Company Act on May 2, 1994 and by shareholders of the Fund on April 28, 1988.

    For the fiscal years ended September 30, 1994, 1993 and 1992, the Fund paid management fees to PMF of $3,484,730, $2,439,222, and $1,334,281 respectively.

    PMF has entered into the Subadvisory Agreement with PIC (the Subadviser). The Subadvisory Agreement provides that PIC will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIC is obligated to keep certain books and records of the Fund. PMF continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises PIC's performance of such services. PIC is reimbursed by PMF for the reasonable costs and expenses incurred by PIC in furnishing those services.

    The Subadvisory Agreement was last approved by the Board of Directors, including a majority of the Directors who are not parties to the contract or interested persons of any such party as defined in the Investment Company Act, on May 2, 1994, and by shareholders of the Fund on April 28, 1988.

    The Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Fund, PMF or PIC upon not more than 60 days', nor less than 30 days', written notice. The Subadvisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.

    The Manager and the Subadviser are subsidiaries of The Prudential Insurance Company of America (Prudential) which, as of December 31, 1993, was one of the largest financial institutions in the world and the largest insurance company in North America. Prudential has been engaged in the insurance business since 1875. In July 1994, INSTITUTIONAL INVESTOR ranked Prudential the second largest institutional money manager of the 300 largest money management organizations in the United States as of December 31, 1993.

                                  DISTRIBUTOR

    Prudential Mutual Fund Distributors, Inc. (PMFD), One Seaport Plaza, New York, New York 10292, acts as the distributor of the Class A shares of the Fund. Prudential Securities Incorporated, One Seaport Plaza, New York, New York 10292 (Prudential Securities or PSI), acts as the distributor of the Class B and Class C shares of the Fund.

    Pursuant to separate Distribution and Service Plans (the Class A Plan, the Class B Plan and the Class C Plan, collectively, the Plans) adopted by the Fund under Rule 12b-1 under the Investment Company Act and separate distribution agreements (the Distribution Agreements), PMFD and Prudential Securities (collectively, the Distributor) incur the expenses of distributing the Fund's Class A, Class B and Class C shares. See "How the Fund is Managed--Distributor" in the Prospectus.

    Prior to January 22, 1990, the Fund offered only one class of shares (the then existing Class B shares). On October 6, 1989, the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Class A or Class B Plan or in any agreement related to either Plan (the Rule 12b-1 Directors), at a meeting called for the purpose of voting on each Plan, adopted a new plan of distribution for the Class A shares of the Fund (the Class A Plan) and approved an amended and restated plan of distribution with respect to the Class B shares of the Fund (the Class B Plan). On February 8, 1993, the Board of Directors, including a majority of the Rule 12b-1 Directors, at a meeting called for the purpose of voting on each Plan, approved modifications to the Fund's Class A and Class B Plans and Distribution Agreements to conform them to recent amendments to the National Association of Securities Dealers, Inc.
(NASD) maximum sales charge rule described below. As so modified, the Class A Plan provides that (i) up to .25 of 1% of the average daily net assets of the Class A shares may be used to pay for personal service and the maintenance of shareholder accounts (service fee) and (ii) total distribution fees (including the service fee of .25 of 1%) may not exceed .30 of 1%. As so modified, the Class B Plan provides that (i) up to .25 of 1% of the average daily net assets of the Class B shares may be paid as a service fee and (ii) up to.75 of 1% (not including the service fee) of the average daily net assets of the Class B shares (asset-based sales charge) may be used as reimbursement for distribution-related expenses with respect to the Class B shares. On May 3, 1993, the Board of Directors, including a majority of the Rule 12b-1 Directors, at a meeting called for the purpose of voting on each Plan, adopted a plan of distribution for the Class C shares of the Fund and approved further amendments to the plans of distribution for the Fund's Class A and Class B shares changing them from reimbursement type plans to compensation type plans. The Plans were last approved by the Board of Directors, including a majority of the Rule 12b-1 Directors, on May 2, 1994. The Class A Plan, as amended, was approved by Class A and Class B shareholders, and the Class B Plan, as amended, was approved by Class B shareholders on July 19, 1994. The Class C Plan was approved by the sole shareholder of Class C shares on August 1, 1994.

    CLASS A PLAN. For the fiscal year ended September 30, 1994 PMFD received payments of $229,425 under the Class A Plan. This amount was primarily expended for payment of account servicing fees to financial advisers and other persons who sell Class A shares. For the fiscal year ended September 30, 1994, PMFD also received approximately $498,400 in initial sales charges.

    CLASS B PLAN. For the fiscal year ended September 30, 1994, Prudential Securities received $4,002,398 from the Fund under the Class B Plan and spent approximately $3,255,400 in distributing the Fund's Class B shares. It is estimated that of the latter amount, approximately $108,200 (3.3%) was spent on printing and mailing of prospectuses to other than current shareholders; $150,400 (4.6%) on interest and/or carrying costs; $657,700 (20.2%) on compensation to Pruco Securities Corporation, an affiliated broker-dealer, for commissions to its representatives and other expenses, including an allocation on account of overhead and other branch office distribution-related expenses, incurred by it for distribution of Fund shares; and $2,339,100 (71.9%) on the aggregate of (i) payments of commissions and account servicing fees to financial advisers ($1,326,500 or 40.8%) and (ii) an allocation on account of overhead and other branch office distribution-related expenses ($1,012,600 or 31.1%). The term "overhead and other branch office distribution-related expenses" represents
(a) the expenses of operating Prudential Securities' branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies, (b) the costs of client sales seminars, (c) expenses of mutual fund sales coordinators to promote the sale of Fund shares; and (d) other incidental expenses relating to branch promotion of Fund shares.

    Prudential Securities also receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class B shares. See "Shareholder Guide--How to Sell Your Shares--Contingent Deferred Sales Charges" in the Prospectus. For the fiscal year ended September 30, 1994, Prudential Securities received approximately $796,400 in contingent deferred sales charges.

    CLASS C PLAN. For the period August 1, 1994 (inception of Class C shares) through September 30, 1994, Prudential Securities received $292 under the Class C Plan and spent approximately $2,800 in distributing Class C shares. Prudential Securities also receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class C shares. See "Shareholder
Guide--How to Sell Your Shares--Contingent Deferred Sales Charges" in the Prospectus. For the period August 1, 1994 (inception of Class C shares) through September 30, 1994, Prudential Securities did not receive any contingent deferred sales charges.

    The Class A, Class B and Class C Plans continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors, including a majority vote of the Rule 12b-1 Directors, cast in person at a meeting called for the purpose of voting on such continuance. The Plans may each be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstanding shares of the applicable class on not more than 30 days' written notice to any other party to the Plans. The Plans may not be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of the applicable class (by both Class A and Class B shareholders, voting separately, in the case of material amendments to the Class A Plan), and all material amendments are required to be approved by the Board of Directors in the manner described above. Each Plan will automatically terminate in the event of its assignment. The Fund will not be contractually obligated to pay expenses incurred under any Plan if it is terminated or not continued.

    Pursuant to each Plan, the Board of Directors will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Fund by the Distributor. The report will include an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of the Rule 12b-1 Directors shall be committed to the Rule 12b-1 Directors.

    Pursuant to each Distribution Agreement, the Fund has agreed to indemnify PMFD and Prudential Securities to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933, as amended. Each Distribution Agreement was last approved by the Board of Directors, including a majority of the Rule 12b-1 Directors, on May 2, 1994.

    NASD MAXIMUM SALES CHARGE RULE. Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of the Fund may not exceed .75 of 1% per class. The 6.25% limitation applies to the Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.

    On October 21, 1993, PSI entered into an omnibus settlement with the SEC, state securities regulators in 51 jurisdictions and the NASD to resolve allegations that PSI sold interests in more than 700 limited partnerships (and a limited number of other types of securities) from January 1, 1980 through December 31, 1990, in violation of securities laws to persons for whom such securities were not suitable in light of the individuals' financial condition or investment objectives. It was also alleged that the safety, potential returns and liquidity of the investments had been misrepresented. The limited partnerships principally involved real estate, oil and gas producing properties and aircraft leasing ventures. The SEC Order (i) included findings that PSI's conduct violated the federal securities laws and that an order issued by the SEC in 1986 requiring PSI to adopt, implement and maintain certain supervisory procedures had not been complied with; (ii) directed PSI to cease and desist from violating the federal securities laws and imposed a $10 million civil penalty; and (iii) required PSI to adopt certain remedial measures including the establishment of a Compliance Committee of its Board of Directors. Pursuant to the terms of the SEC settlement, PSI established a settlement fund in the amount of $330,000,000 and procedures, overseen by a court approved Claims Administrator, to resolve legitimate claims for compensatory damages by purchasers of the partnership interests. PSI has agreed to provide additional funds, if necessary, for that purpose. PSI's settlement with the state securities regulators included an agreement to pay a penalty of $500,000 per jurisdiction. PSI consented to a censure and to the payment of a $5,000,000 fine in settling the NASD action. In settling the above referenced matters, PSI neither admitted nor denied the allegations asserted against it.

    On January 18, 1994, PSI agreed to the entry of a Final Consent Order and a Parallel Consent Order by the Texas Securities Commissioner. The firm also entered into a related agreement with the Texas Securities Commissioner. The allegations were that the firm had engaged in improper sales practices and other improper conduct resulting in pecuniary losses and other harm to investors residing in Texas with respect to purchases and sales of limited partnership interests during the period of January 1, 1980 through December 31, 1990. Without admitting or denying the allegations, PSI consented to a reprimand, agreed to cease and desist from future violations, and to provide voluntary donations to the State of Texas in the aggregate amount of $1,500,000. The firm agreed to suspend the creation of new customer accounts, the general solicitation of new accounts, and the offer for sale of securities in or from PSI's North Dallas office to new customers during a period of twenty consecutive business days, and agreed that its other Texas offices would be subject to the same restrictions for a period of five consecutive business days. PSI also agreed to institute training programs for its securities salesmen in Texas.

    On October 27, 1994, Prudential Securities Group, Inc. and PSI entered into agreements with the United States Attorney deferring prosecution (provided PSI complies with the terms of the agreement for three years) for any alleged criminal activity related to the sale of certain limited partnership programs from 1983 to 1990. In connection with these agreements, PSI agreed to add the sum of $330,000,000 to the Fund established by the SEC and executed a stipulation providing for a reversion of such funds to the United States Postal Inspection Service. PSI further agreed to obtain a mutually acceptable outside director to sit on the Board of Directors of PSG and the Compliance Committee of PSI. The new director will also serve as an independent

"ombudsman" whom PSI employees can call anonymously with complaints about ethics and compliance. Prudential Securities shall report any allegations or instances of criminal conduct and material improprieties to the new director. The new director will submit compliance reports which shall identify all such allegations or instances of criminal conduct and material improprieties every three months for a three-year period.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

    The Manager is responsible for decisions to buy and sell securities, options on securities and futures contracts for the Fund, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. For purposes of this section, the term "Manager" includes the "Subadviser." Purchases and sales of securities or futures contracts on a securities exchange or board of trade are effected through brokers or futures commission merchants who charge a commission for their services. Orders may be directed to any broker or futures commission merchant, including, to the extent and in the manner permitted by applicable law, Prudential Securities and its affiliates. Brokerage commissions on United States securities, options and futures exchanges or boards of trade are subject to negotiation between the Manager and the broker or futures commission merchant.

    In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Fund will not deal with Prudential Securities in any transaction in which Prudential Securities acts as principal. Thus it will not deal in over-the-counter securities with Prudential Securities acting as market maker, and it will not execute a negotiated trade with Prudential Securities if execution involves Prudential Securities acting as principal with respect to any part of the Fund's order. In placing orders for portfolio securities or futures contracts of the Fund, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, the Manager will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions of the Fund, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the
Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Fund may be used in managing other investment accounts. Conversely, brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than the Fund, and the services furnished by such brokers, dealers or futures commission merchants may be used by the Manager in providing investment management for the Fund. Commission rates are established pursuant to negotiations with the broker, dealer or futures commission merchant based on the quality and quantity of execution services provided by the broker, dealer or futures commission merchant in the light of generally prevailing rates. The Manager's policy is to pay higher commissions to brokers, other than Prudential Securities, for particular transactions than might be charged if a different broker had been selected, on occasions when, in the Manager's opinion, this policy furthers the objective of obtaining best price and execution. In addition, the Manager is authorized to pay higher commissions on brokerage transactions for the Fund to brokers, dealers or futures commission merchants other than Prudential Securities in order to secure research and investment services described above, subject to review by the Fund's Board of Directors from time to time as to the extent and continuation of this practice. The allocation of orders among brokers, dealers and futures commission merchants and the commission rates paid are reviewed periodically by the Fund's Board of Directors. Portfolio securities may not be purchased from any underwriting or selling syndicate of which Prudential Securities (or any affiliate), during the existence of the syndicate, is a principal underwriter (as defined in the Investment Company Act), except in accordance with rules of the SEC. This limitation, in the opinion of the Fund, will not significantly affect the Fund's ability to pursue its present investment objective. However, in the future in other circumstances, the Fund may be at a disadvantage because of this limitation in comparison to other funds with similar objectives but not subject to such limitations.

    Subject to the above considerations, the Manager may use Prudential Securities as a broker or futures commission merchant for the Fund. In order for Prudential Securities (or any affiliate) to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Prudential Securities (or any affiliate) must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers or futures commission merchants in connection with comparable transactions involving similar securities or futures being purchased or sold on a securities or commodities exchange during a comparable period of time. This standard would allow Prudential Securities (or any affiliate) to receive no more than the remuneration which would be expected to be received by an unaffiliated broker or futures commission merchant in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Fund, including a majority of the noninterested Directors, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities (or any affiliate) are consistent with the foregoing standard. In accordance with Section 11(a) of the Securities Exchange Act of 1934, Prudential Securities may not retain compensation for effecting transactions on a national securities exchange for the Fund unless the Fund has expressly authorized the retention of such compensation. Prudential Securities must furnish to the Fund at least annually a statement setting forth the total amount of all compensation retained by Prudential Securities from transactions effected for the Fund during the applicable period. Brokerage and futures transactions with Prudential Securities (or any affiliate) are also subject to such fiduciary standards as may be imposed upon Prudential Securities (or such affiliate) by applicable law.

    Transactions in options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or hold may  be affected  by  options written  or held  by  the Manager  and  other
investment   advisory  clients  of  the  Manager.  An  exchange  may  order  the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

    The table presented below shows certain information regarding the payment of commissions by the Fund, including the amount of such commissions paid to Prudential Securities for the three-year period ended September 30, 1994.

                                            FISCAL YEAR ENDED SEPTEMBER 30,
                                              1994        1993        1992
                                            --------    --------    --------
Total brokerage commissions paid by the
 Fund...................................    1,222,849   $889,308    $641,051
Total brokerage commissions paid to
 Prudential Securities..................      11,325    $ 10,875    $ 18,268
Percentage of total brokerage
 commissions paid to Prudential
 Securities.............................        .93%       1.22%       2.85%

    The Fund effected approximately .67% of the total dollar amounts of its transactions involving the payment of commissions through Prudential Securities during the fiscal year ended September 30, 1994. Of the total brokerage commissions paid by the Fund for the fiscal year ended September 30, 1994, $832,619 (68% of gross brokerage transactions) was paid to firms which provided research, statistical or other services provided to PMF. PMF has not separately identified a portion of such brokerage commissions as applicable to the provision of such research, statistical or other service.

                     PURCHASE AND REDEMPTION OF FUND SHARES

    Shares of the Fund may be purchased at a price equal to the next determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed either (i) at the time of purchase (Class A shares) or
(ii) on a deferred basis (Class B or Class C shares). See "Shareholder Guide--How to Buy Shares of the Fund" in the Prospectus.

    Each class of shares represents an interest in the same portfolio of investments of the Fund and has the same rights, except that (i) each class bears the separate expenses of its Rule 12b-1 distribution and service plan,
(ii) each class has exclusive voting rights with respect to its plan (except that the Fund has agreed with the SEC in connection with the offering of a conversion feature on Class B shares to submit any amendment of the Class A distribution and service plan to both Class A and Class B shareholders) and
(iii) only Class B shares have a conversion feature. See "Distributor." Each class also has separate exchange privileges. See "Shareholder Investment Account--Exchange Privilege."

SPECIMEN PRICE MAKE-UP

    Under the current distribution arrangements between the Fund and the Distributor, Class A shares are sold at a maximum sales charge of 5% and Class B* and Class C* shares are sold at net asset value. Using the Fund's net asset value at September 30, 1994, the maximum offering price of the Fund's shares is as follows:

CLASS A
Net asset value and redemption price per Class A share..................  $    12.40
Maximum sales charge (5% of offering price).............................         .65
                                                                          ---------
Offering price to public................................................  $    13.05
                                                                          ---------
                                                                          ---------
CLASS B
Net asset value, offering price and redemption price per Class B
 share*.................................................................  $    11.99
                                                                          ---------
                                                                          ---------
CLASS C
Net asset value, offering price and redemption price per Class C
 share*.................................................................  $    11.99
                                                                          ---------
                                                                          ---------

        --------------------
        * Class B and Class C shares are subject to a contingent deferred sales charge on certain redemptions. See "Shareholder Guide--How to Sell Your Shares--Contingent Deferred Sales Charges" in the Prospectus.

REDUCTION AND WAIVER OF INITIAL SALES CHARGES--CLASS A SHARES

    COMBINED PURCHASE AND CUMULATIVE PURCHASE PRIVILEGE. If an investor or eligible group of related investors purchases Class A shares of the Fund concurrently with Class A shares of other Prudential Mutual Funds, the purchases may be combined to take advantage of the reduced sales charges applicable to larger purchases. See the table of breakpoints under "Shareholder Guide--Alternative Purchase Plan" in the Prospectus.

    An eligible group of related Fund investors includes any combination of the following:

    (a) an individual;

    (b) the individual's spouse, their children and their parents;

    (c) the individual's and spouse's Individual Retirement Account (IRA);

    (d) any company controlled by the individual (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

    (e) a trust created by the individual, the beneficiaries of which are the individual, his or her spouse, parents or children;

    (f) a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse; and

    (g) one or more employee benefit plans of a company controlled by an individual.

    In addition, an eligible group of related Fund investors may include an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that employer).

    The Distributor must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. The Combined Purchase and Cumulative Purchase Privilege does not apply to individual participants in any retirement or group plans.

    RIGHTS OF ACCUMULATION. Reduced sales charges are also available through Rights of Accumulation, under which an investor or an eligible group of related investors, as described above under "Combined Purchase and Cumulative Purchase Privilege," may aggregate the value of their existing holdings of shares of the Fund and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) to determine the reduced sales charge. However, the value of shares held directly with the Transfer Agent and through Prudential Securities will not be aggregated to determine the reduced sales charge. All shares must be held either directly with the Transfer Agent or through Prudential Securities. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (net asset value plus maximum sales charge) as of the previous business day. See "How the Fund Values its Shares" in the Prospectus. The Distributor must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. Rights of accumulation are not available to individual participants in any retirement or group plans.

    LETTERS OF INTENT. Reduced sales charges are also available to investors (or an eligible group of related investors), including retirement and group plans, who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of shares of the Fund and shares of other Prudential Mutual Funds. All shares of the Fund and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) which were previously purchased and are still owned are also included in determining the applicable reduction. However, the value of shares held directly with the Transfer Agent and through Prudential Securities will not be aggregated to determine the reduced sales charge. All shares must be held either directly with the Transfer Agent or through Prudential Securities. The Distributor must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. Letters of Intent are not available to individual participants in any retirement or group plans.

    A Letter of Intent permits a purchaser to establish a total investment goal to be achieved by any number of investments over a thirteen-month period. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal, as if it were a single investment. Escrowed Class A shares totaling 5% of the dollar amount of the Letter of Intent will be held by the Transfer Agent in the name of the purchaser, except in the case of retirement and group plans where the employer or plan sponsor will be responsible for paying any applicable sales charge. The effective date of a Letter of Intent may be back-dated up to 90 days, in order that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of Intent goal, except in the case of retirement and group plans.

    The Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the purchaser (or the employer or plan sponsor in the case of any retirement or group plan) is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor will liquidate sufficient escrowed shares to obtain such difference. Investors electing to purchase Class A shares of the Fund pursuant to a Letter of Intent should carefully read such Letter of Intent.

WAIVER OF THE CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES

    The Contingent Deferred Sales Charge is waived under circumstances described in the Prospectus. See "Shareholder Guide--How to Sell Your Shares--Waiver of Contingent Deferred Sales Charges--Class B Shares" in the Prospectus. In connection with these waivers, the Transfer Agent will require you to submit the supporting documentation set forth below.

CATEGORY OF WAIVER                       REQUIRED DOCUMENTATION
Death                                    A copy of the  shareholder's death certificate  or,
                                         in  the case  of a trust,  a copy  of the grantor's
                                         death  certificate,  plus  a  copy  of  the   trust
                                         agreement identifying the grantor.

Disability  -  An  individual  will  be  A copy of the Social Security Administration  award
considered  disabled  if he  or  she is  letter  or  a  letter  from  a  physician  on   the
unable  to  engage  in  any substantial  physician's letterhead stating that the shareholder
gainful  activity  by  reason  of   any  (or,  in  the  case  of a  trust,  the  grantor) is
medically  determinable   physical   or  permanently disabled. The letter must also indicate
mental impairment which can be expected  the date of disability.
to   result  in  death   or  to  be  of
long-continued and indefinite duration.

Distribution  from  an  IRA  or  403(b)  A  copy of the distribution form from the custodial
Custodial Account                        firm indicating  (i)  the  date  of  birth  of  the
                                         shareholder  and (ii) that  the shareholder is over
                                         age   59    1/2   and    is   taking    a    normal
                                         distribution--signed by the shareholder.

Distribution from Retirement Plan        A  letter signed by  the plan administrator/trustee
                                         indicating the reason for the distribution.

Excess Contributions                     A letter from the shareholder  (for an IRA) or  the
                                         plan  administrator/ trustee  on company letterhead
                                         indicating the amount of the excess and whether  or
                                         not taxes have been paid.

    The Transfer Agent reserves the right to request such additional documents as it may deem appropriate.

QUANTITY DISCOUNT--CLASS B SHARES PURCHASED PRIOR TO AUGUST 1, 1994

    The CDSC is reduced on redemptions of Class B shares of the Fund purchased prior to August 1, 1994 if immediately after a purchase of such shares, the aggregate cost of all Class B shares of the Fund owned by you in a single account exceeded

$500,000. For example, if you purchased $100,000 of Class B shares of the Fund and the following year purchase an additional $450,000 of Class B shares with the result that the aggregate cost of your Class B shares of the Fund following the second purchase was $550,000, the quantity discount would be available for the second purchase of $450,000 but not for the first purchase of $100,000. The quantity discount will be imposed at the following rates depending on whether the aggregate value exceeded $500,000 or $1 million:

                                CONTINGENT DEFERRED SALES CHARGE
                              AS A PERCENTAGE OF DOLLARS INVESTED
                                     OR REDEMPTION PROCEEDS
   YEAR SINCE PURCHASE     ------------------------------------------
      PAYMENT MADE         $500,001 TO $1 MILLION    OVER $1 MILLION
-------------------------  -----------------------   ----------------
First....................                       3.0%               2.0%
Second...................                       2.0%               1.0%
Third....................                       1.0%               0%
Fourth and thereafter....                       0%                 0%

    You must notify the Fund's Transfer Agent either directly or through Prudential Securities or Prusec, at the time of redemption, that you are entitled to the reduced CDSC. The reduced CDSC will be granted subject to confirmation of your holdings.

                         SHAREHOLDER INVESTMENT ACCOUNT

    Upon the initial purchase of Fund shares, a Shareholder Investment Account is established for each investor under which the shares are held for the investor by the Transfer Agent. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the Account at any time. There is no charge to the investor for issuance of a certificate. The Fund makes available to the shareholders the following privileges and plans.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS

    For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund. An investor may direct the Transfer Agent in writing not less than 5 full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payment will be made directly to the dealer. Any shareholder who receives a cash payment representing a dividend or distribution may reinvest such distribution at net asset value by returning the check or the proceeds to the Transfer Agent within 30 days after the payment date. Such investment will be made at the net asset value per share next determined after receipt of the check or proceeds by the Transfer Agent. Such shareholder will receive credit for any contingent deferred sales charge paid in connection with the amount of proceeds being reinvested.

EXCHANGE PRIVILEGE

    The Fund makes available to its shareholders the privilege of exchanging their shares of the Fund for shares of certain other Prudential Mutual Funds, including one or more specified money market funds, subject in each case to the minimum investment requirements of such funds. Shares of such other Prudential Mutual Funds may also be exchanged for shares of the Fund. All exchanges are made on the basis of relative net asset value next determined after receipt of an order in proper form. An exchange will be treated as a redemption and purchase for tax purposes. Shares may be exchanged for shares of another fund only if shares of such fund may legally be sold under applicable state laws. For retirement and group plans having a limited menu of Prudential Mutual Funds, the Exchange Privilege is available for those funds eligible for investment in the particular program.

    It is contemplated that the exchange privilege may be applicable to new mutual funds whose shares may be distributed by the Distributor.

    CLASS A. Shareholders of the Fund may exchange their Class A shares for Class A shares of certain other Prudential Mutual Funds, shares of Prudential Government Securities Trust (Intermediate Term Series) and shares of the money market funds specified below. No fee or sales load will be imposed upon the exchange. Shareholders of money market funds who acquired such shares upon exchange of Class A shares may use the Exchange Privilege only to acquire Class A shares of the Prudential Mutual Funds participating in the Exchange Privilege.

    The  following  money  market  funds participate  in  the  Class  A Exchange
Privilege:

       Prudential California Municipal Fund
         (California Money Market Series)
       Prudential Government Securities Trust
         (Money Market Series)
         (U.S. Treasury Money Market Series)
       Prudential Municipal Series Fund
         (Connecticut Money Market Series)
         (Massachusetts Money Market Series)
         (New Jersey Money Market Series)
         (New York Money Market Series)
       Prudential MoneyMart Assets
       Prudential Tax-Free Money Fund

    CLASS B AND CLASS C. Shareholders of the Fund may exchange their Class B and Class C shares for Class B and Class C shares, respectively, of certain other Prudential Mutual Funds and shares of Prudential Special Money Market Fund, a money market fund. No CDSC will be payable upon such exchange, but a CDSC may be payable upon the redemption of the Class B and Class C shares acquired as a result of an exchange. The applicable sales charge will be that imposed by the fund in which shares were initially purchased and the purchase date will be deemed to be the first day of the month after the initial purchase, rather than the date of the exchange.

    Class B and Class C shares of the Fund may also be exchanged for shares of Prudential Special Money Market Fund without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market fund or after re-exchange into the Fund, such shares will be subject to the CDSC calculated by excluding the time such shares were held in the money market fund. In order to minimize the period of time in which shares are subject to a CDSC, shares exchanged out of the money market fund will be exchanged on the basis of their remaining holding periods, with the longest remaining holding periods being transferred first. In measuring the time period shares are held in a money market fund and "tolled" for purposes of calculating the CDSC holding period, exchanges are deemed to have been made on the last day of the month. Thus, if shares are exchanged into the Fund from a money market fund during the month (and are held in the Fund at the end of the month), the entire month will be included in the CDSC holding period. Conversely, if shares are exchanged into a money market fund prior to the last day of the month (and are held in the money market fund on the last day of the month), the entire month will be excluded from the CDSC holding period. For purposes of calculating the seven year holding period applicable to the Class B conversion feature, the time period during which Class B shares were held in a money market fund will be excluded.

    At any time after acquiring shares of other funds participating in the Class B or Class C exchange privilege, a shareholder may again exchange those shares (and any reinvested dividends and distributions) for Class B or Class C shares of the Fund, respectively, without subjecting such shares to any CDSC. Shares of any fund participating in the Class B or Class C exchange privilege that were acquired through reinvestment of dividends or distributions may be exchanged for Class B or Class C shares of other funds, respectively, without being subject to any CDSC.

    Additional details about the Exchange Privilege and prospectuses for each of the Prudential Mutual Funds are available from the Fund's Transfer Agent, Prudential Securities or Prusec. The Exchange Privilege may be modified, terminated or suspended on sixty days' notice, and any fund, including the Fund, or the Distributor, has the right to reject any exchange application relating to such fund's shares.

DOLLAR COST AVERAGING

    Dollar cost averaging is a method of accumulating shares by investing a fixed amount of dollars in shares at set intervals. An investor buys more shares when the price is low and fewer shares when the price is high. The average cost per share is lower than it would be if a constant number of shares were bought at set intervals.

    Dollar cost averaging may be used, for example, to plan for retirement, to save for a major expenditure, such as the purchase of a home, or to finance a college education. The cost of a year's education at a four-year college today averages around $14,000 at a private college and around $4,800 at a public university. Assuming these costs increase at a rate of 7% a year, as has been projected, for the freshman class of 2007, the cost of four years at a private college could reach $163,000 and over $97,000 at a public university.(1)

    The following chart shows how much you would need in monthly investments to achieve specified lump sums to finance your investment goals.(2)

PERIOD OF
MONTHLY INVESTMENTS:                                                 $100,000     $150,000     $200,000     $250,000
------------------------------------------------------------------  -----------  -----------  -----------  -----------
25 Years..........................................................   $     110    $     165    $     220    $     275
20 Years..........................................................         176          264          352          440
15 Years..........................................................         296          444          592          740
10 Years..........................................................         555          833        1,110        1,388
 5 Years..........................................................       1,371        2,057        2,742        3,428
See "Automatic Savings Accumulation Plan."

------------------------

    (1)Source  information  concerning   the  costs  of   education  at   public
universities is available from The College Board Annual Survey of Colleges, 1992. Information about the costs of private colleges is from the Digest of Education Statistics, 1992; The National Center for Educational Statistics; and the U.S. Department of Education. Average costs for private institutions include tuition, fees, room and board.

    (2)The chart assumes an effective rate of return of 8% (assuming monthly compounding). This example is for illustrative purposes only and is not intended to reflect the performance of an investment in shares of the Fund. The investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

AUTOMATIC SAVINGS ACCUMULATION PLAN (ASAP)

    Under ASAP, an investor may arrange to have a fixed amount automatically invested in shares of the Fund monthly by authorizing his or her bank account or Prudential Securities account (including a Command Account) to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System. Share certificates are not issued to ASAP participants.

    Further information about this program and an application form can be obtained from the Transfer Agent, Prudential Securities or Prusec.

SYSTEMATIC WITHDRAWAL PLAN

    A systematic withdrawal plan is available to shareholders through Prudential Securities or the Transfer Agent. Such withdrawal plan provides for monthly or quarterly checks in any amount, except as provided below, up to the value of the shares in the shareholder's account. Withdrawals of Class B or Class C shares may be subject to a CDSC. See "Shareholder Guide-- How to Sell Your Shares--Contingent Deferred Sales Charges" in the Prospectus.

    In the case of shares held through the Transfer Agent (i) a $10,000 minimum account value applies, (ii) withdrawals may not be for less than $100 and (iii) the shareholder must elect to have all dividends and/or distributions automatically reinvested in additional full and fractional shares at net asset value on shares held under this plan. See "Shareholder Investment Account-- Automatic Reinvestment of Dividends and/or Distributions."

    Prudential Securities and the Transfer Agent act as agents for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The systematic withdrawal plan may be, terminated at any time, and the Distributor reserves the right to initiate a fee of up to $5 per withdrawal, upon 30 days' written notice to the shareholder.

    Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

    Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must generally be recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the sales charge applicable to (i) the purchase of Class A shares and (ii) the withdrawal of Class B and Class C shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the systematic withdrawal plan, particularly if used in connection with a retirement plan.

TAX-DEFERRED RETIREMENT PLANS

    Various tax-deferred retirement plans, including a 401(k) plan, self-directed individual retirement accounts and "tax-sheltered accounts" under
Section 403(b)(7) of the Internal Revenue Code are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants, or a pooled account arrangement. Information regarding the establishment of these plans, the administration, custodial fees and other details is available from Prudential Securities or the Transfer Agent.

    Investors who are considering the adoption of such a plan should consult with their own legal counsel or tax adviser with respect to the establishment and maintenance of any such plan.

TAX-DEFERRED RETIREMENT ACCOUNTS

    INDIVIDUAL RETIREMENT ACCOUNTS. An individual retirement account (IRA) permits the deferral of federal income tax on income earned in the account until the earnings are withdrawn. The following chart represents a comparison of the earnings in a personal savings account with those in an IRA, assuming a $2,000 annual contribution, an 8% rate of return and a 39.6% federal income tax bracket and shows how much more retirement income can accumulate within an IRA as opposed to a taxable individual savings account.

          TAX-DEFERRED COMPOUNDING(1)
CONTRIBUTIONS              PERSONAL
MADE OVER:                 SAVINGS       IRA
------------------------  ----------  ----------
10 years................  $   26,165  $   31,291
15 years................      44,675      58,649
20 years................      68,109      98,846
25 years................      97,780     157,909
30 years................     135,346     244,692

------------------------
  (1) The chart is for illustrative purposes only and does not represent the performance of the Fund or any specific investment. It shows taxable versus tax-deferred compounding for the periods and on the terms indicated. Earnings in the IRA account will be subject to tax when withdrawn from the account.

                                NET ASSET VALUE

    Under the Investment Company Act, the Board of Directors is responsible for determining in good faith the fair value of securities of the Fund. In accordance with procedures adopted by the Board of Directors, the value of investments listed on a securities exchange and NASDAQ National Market System securities (other than options on stock and stock indices) are valued at the last sales price on the day of valuation or, if there was no sale on such day, the mean between the last bid and asked prices on such day, as provided by a pricing service. Corporate bonds (other than convertible debt securities) and U.S. Government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued on the basis of valuations provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, agency ratings, market transactions in comparable securities and various relationships between securities in determining value. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the last reported bid and asked prices provided by principal market makers or independent pricing agents. Options on stock and stock indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on the respective exchange and futures contracts and options thereon are valued at their last sales prices as of the close of the commodities exchange or board of trade. Should an extraordinary event, which is likely to affect the value of the security, occur after the close of an exchange on which a portfolio security is traded, such security will be valued at fair value considering factors determined in good faith by the investment adviser under procedures established by and under the general supervision of the Fund's Board of Directors.

    Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors. Short-term debt securities are valued at cost, with interest accrued or discount amortized to the date of maturity, if their original maturity was 60 days or less, unless this is determined by the Board of Directors not to represent fair value. Short-term securities with remaining maturities of 60 days or more, for which market quotations are readily available, are valued at their current market quotations as supplied by an independent pricing agent or principal market maker. The Fund will compute its net asset value at 4:15 P.M., New York time, on each day the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem Fund shares have been received or days on which changes in the value of the Fund's portfolio securities do not affect net asset value. In the event the New York Stock Exchange closes early on any business day, the net asset value of the Fund's shares shall be determined at a time between such closing and 4:15 P.M., New York time.

    Net asset value is calculated separately for each class. The net asset value of Class B and Class C shares will generally be lower than the net asset value of Class A shares as a result of the larger distribution-related fee to which Class B and Class C shares are subject. It is expected, however, that the net asset value per share of each class will tend to converge immediately after the recording of dividends which will differ by approximately the amount of the distribution expense accrual differential among the classes.

                            PERFORMANCE INFORMATION

    AVERAGE ANNUAL TOTAL RETURN. The Fund may from time to time advertise its average annual total return. Average annual total return is determined separately for Class A, Class B and Class C shares. See "How the Fund Calculates Performance" in the Prospectus.

    Average annual total return is computed according to the following formula:

                         P(1+T)to the power of n = ERV

Where: P = a hypothetical initial payment of $1000.
       T = average annual total return.
       n = number of years.
       ERV = Ending Redeemable Value at the end of the 1, 5 or 10 year periods
             (or fractional portion thereof) of a hypothetical $1000 investment made at the beginning of the 1, 5 or 10 year periods.

    Average annual total return takes into account any applicable initial or contingent deferred sales charges but does not take into account any federal or state income taxes that maybe payable upon redemption.

    The average annual total return for Class A shares for the one year and since inception (January 22, 1990) periods ended September 30, 1994 was -3.93% and 12.69%, respectively. The average annual total return for Class B shares for the one, five and ten year periods ended on September 30, 1994 was -4.66%, 10.67% and 12.36%, respectively. The average annual total return for Class C shares for the period August 1, 1994 through September 30, 1994 was 2.19%.

    AGGREGATE TOTAL RETURN. The Fund may also advertise its aggregate total return. Aggregate total return is determined separately for Class A, Class B and Class C shares. See "How the Fund Calculates Performance" in the Prospectus.

    Aggregate total return represents the cumulative change in the value of an investment in the Fund and is computed according to the following formula:

                                    ERV - P
                                    -------

                                       P

    Where: P = a hypothetical initial payment of $1000.
           ERV = Ending Redeemable Value at the end of the 1, 5, or 10 year periods (or fractional portion thereof) of a hypothetical $1000 investment made at the beginning of the 1, 5 or 10 year periods.

    Aggregate total return does not take into account any federal or state income taxes that may be payable upon redemption or any applicable initial or contingent deferred sales charges.

    The aggregate total return for Class A shares for the one year and since inception (January 22, 1990) periods ended on September 30, 1994 was 1.13% and 84.28%, respectively. The aggregate total return for Class B shares for the one, five and ten year periods ended on September 30, 1994 was 0.34%, 67.07% and 220.90%, respectively. The aggregate total return for Class C shares for the period August 1, 1994 through September 30, 1994 was 3.19%.

    YIELD. The Fund may from time to time advertise its yield as calculated over a 30-day period. Yield is calculated separately for Class A, Class B and Class C shares. This yield will be computed by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share on the last day of this period. Yield is calculated according to the following formula:

                            a - b
               YIELD = 2[( -------   +1)to the power of 6 - 1]
                             cd

Where: a=dividends and interest earned during the period.
     b=expenses accrued for the period (net of reimbursements).
     c=the average daily number of shares outstanding during the period that were entitled to receive dividends.
     d=the maximum offering price per share on the last day of the period.

    Yield fluctuates and an annualized yield quotation is not a representation by the Fund as to what an investment in the Fund will actually yield for any given period.

    The Fund's 30-day yields for the period ended September 30, 1994 were 0.1%, -.66% and -.66% for Class A, Class B and Class C shares, respectively.

    From time to time, the performance of the Fund may be measured against various indices. Set forth below is a chart which compares the performance of different types of investments over the long-term and the rate of inflation.(1)

                            [GRAPHIC]

    (1)Source: Ibbotson Associates, "Stocks, Bonds, Bills and Inflation--1993 Yearbook" (annually updates the work of Roger G. Ibbotson and Rex A. Sinquefield). Common stock returns are based on the Standard & Poor's 500 Stock Index, a market-weighted, unmanaged index of 500 common stocks in a variety of industry sectors. It is a commonly used indicator of broad stock price movements. This chart is for illustrative purposes only, and is not intended to represent the performance of any particular investment or fund.

                                     TAXES

    The Fund expects to pay dividends of net investment income, if any, semi-annually. The Board of Directors of the Fund will determine at least once a year whether to distribute any net long-term capital gains in excess of any net short-term capital losses. In determining amounts of capital gains to be distributed, any capital loss carryforwards from prior years will offset capital gains. Distributions will be paid in additional Fund shares based on the net asset value at the close of business on the record date, unless the shareholder elects in writing not less than five full business days prior to the record date to receive such distributions in cash.

    The Fund  is  qualified and  intends  to  remain qualified  as  a  regulated investment company under Subchapter M of the Internal Revenue Code. Qualification as a regulated investment company under the Internal Revenue Code requires, among other things, that (a) at least 90% of the Fund's annual gross income (without offset for losses from the sale or other disposition of securities or foreign currencies) be derived from dividends, interest, proceeds from loans of securities and gains from the sale or other disposition of securities or foreign currencies and certain financial futures, options and forward contracts; (b) the Fund derive less than 30% of its gross income from gains (without offset for losses) from the sale or other disposition of securities or options thereon held for less than three months; and (c) the Fund diversify its holdings so that, at the end of each quarter of the taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than government securities). In addition, in order not to be subject to federal income tax, the Fund must distribute to its shareholders as ordinary dividends at least 90% of its net investment income other than net capital gains earned in each year. A 4% nondeductible excise tax will be imposed on the Fund to the extent the Fund does not meet certain minimum distribution requirements by the end of each calendar year. For this purpose, any income or gain retained by the Fund which is subject to tax will be considered to have been distributed by year-end. In addition, dividends declared in October, November and December payable to shareholders of record on a specified date in October, November and December and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in such prior year. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

    Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon or otherwise holds an offsetting position with respect to the securities. Other gains or losses on the sale of securities will be short-term capital gains or losses. If an option written by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. The requirement that the Fund derive less than 30% of its gross income from gains from the sale of securities held for less than three months may limit the Fund's ability to write options.

    Certain futures contracts and certain listed options held by the Fund will be required to be "marked to market" for federal income tax purposes, i.e., treated as having been sold at their fair market value on the last day of the Fund's taxable year (referred to as Section 1256 Contracts). 60% of any gain or loss recognized on actual or deemed sales of such Section 1256 Contracts will be treated as long-term capital gain or loss, and 40% of such gain or loss will be treated as short-term capital gain or loss. The Fund may be required to defer the recognition of losses on securities and options and futures contracts to the extent of any recognized gain on offsetting positions held by the Fund.

    Any loss realized on a sale, redemption or exchange of shares of the Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares purchased pursuant to the reinvestment of a dividend or distribution will constitute a replacement of shares.

    A shareholder who acquires shares of the Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon a sale or exchange of shares of the Fund.

    The per share dividends on Class B and Class C shares, if any, will be lower than the per share dividends on Class A shares as a result of the higher distribution-related fee applicable with the Class B and Class C shares. The per share distributions of net capital gains, if any, will be paid in the same amount for Class A, Class B and Class C shares. See "Net Asset Value."

    Any dividends or distributions paid shortly after a purchase by an investor may have the effect of reducing the per share net asset value of the investor's shares by the per share amount of the dividends or distributions. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to federal income taxes. Prior to purchasing shares of the Fund, therefore, the investor should carefully consider the impact of dividends or capital gains distributions which are expected to be or have been announced.

    Dividends and distributions may also be subject to state and local taxes.

    The Fund may, from time to time, invest in Passive Foreign Investment Companies (PFICs). PFICs are foreign corporations which derive a majority of their income from passive sources. For tax purposes, the Fund's investments in PFICs may subject the Fund to federal income taxes on certain income and gains realized by the Fund. Under proposed Treasury regulations, the Fund would be able to avoid such taxes and interest by electing to "mark-to-market" its investments in PFICs (I.E., treat them as sold for fair market value at the end of the year).

    Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which the Fund will be subject, since the amount of the Fund's assets to be invested in various countries is not known.

    PENNSYLVANIA PERSONAL PROPERTY TAX. The Fund has received a written letter of determination from the Pennsylvania Department of Revenue that the Fund will be subject to the Pennsylvania foreign franchise and corporate net income tax. Accordingly, it is believed that Fund shares are exempt from Pennsylvania personal property taxes. The Fund anticipates that it will continue such business activities but reserves the right to suspend them at any time, resulting in the termination of the exemption.

               CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT
                          AND INDEPENDENT ACCOUNTANTS

    State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Fund's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Fund. See "How the Fund Is Managed--Custodian and Transfer and Dividend Disbursing Agent" in the Prospectus.

    Prudential Mutual Fund Services, Inc. (PMFS), Raritan Plaza One, Edison, New Jersey 08837, serves as the Transfer and Dividend Disbursing Agent of the Fund. It is a wholly-owned subsidiary of PMF. PMFS provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions, and related functions. For these services, PMFS receives an annual fee per shareholder account, a new account set-up fee for each manually-established account and a monthly inactive zero balance account fee per shareholder account. PMFS is also reimbursed for its out-of-pocket expenses, including, but not limited to, postage, stationery, printing, allocable communications expenses and other costs. For the fiscal year ended September 30, 1994, the Fund incurred fees of approximately $800,000 for the services of PMFS.

    Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Fund's independent accountants and in that capacity examines the Fund's annual financial statements.

PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.                PORTFOLIO OF INVESTMENTS
                                                              SEPTEMBER 30, 1994

--------------------------------------------------------------
                                                     Value
Shares               Description                    (Note 1)
--------------------------------------------------------------
           LONG-TERM INVESTMENTS
           COMMON STOCKS--95.1%
           AEROSPACE/DEFENSE--2.7%
553,600    Precision Castparts Corp.............  $ 14,186,000
                                                  ------------
           AUTOMOBILES--1.1%
250,000+   Jason, Inc.*
             (cost $2,200,000; purchase
             date--1/21/94).....................     1,912,500
 31,700    Mascotech, Inc.......................       376,437
115,100    Standard Products Co.................     2,877,500
 46,000    Tower Automotive, Inc.*..............       534,750
                                                  ------------
                                                     5,701,187
                                                  ------------
           BANKING--8.0%
153,000    Bank South Corp......................     2,830,500
 50,000    Charter One Financial, Inc...........     1,025,000
  8,700    Citfed Bancorp, Inc..................       282,750
155,000    Commercial Federal Corp.*............     3,836,250
270,000    Community First Bankshares, Inc......     4,252,500
135,000    Dauphin Deposit Corp.................     3,375,000
100,000    First Commerce Corp..................     2,675,000
 95,000    First Security Corp..................     2,755,000
 36,400    First Virginia Banks, Inc............     1,396,850
120,000    Hawkeye Bancorporation...............     2,535,000
360,000    Riggs National Corp.*................     3,667,500
200,000    Rochester Community Savings
             Bank*..............................     3,875,000
 86,050    SouthTrust Corp......................     1,721,000
 30,000    TCF Financial Corp...................     1,181,250
225,000    Washington Mutual Savings Bank.......     4,584,375
 80,000    West One Bancorp.....................     2,240,000
                                                  ------------
                                                    42,232,975
                                                  ------------
           CABLE & PAY TELEVISION SYSTEMS--1.3%
 91,700    Comcast Corp. (voting)...............     1,398,425
 45,800    Comcast Corp. (non-voting)...........       701,312
192,300    TCA Cable TV, Inc....................     4,687,313
                                                  ------------
                                                     6,787,050
                                                  ------------
           COMMERCIAL SERVICES--1.8%
124,100    AAR Corp.............................     1,613,300


--------------------------------------------------------------
                                                     Value
Shares               Description                    (Note 1)
--------------------------------------------------------------
 40,000    Banner Aerospace, Inc.*..............  $    225,000
 66,800    Flightsafety International, Inc......     2,588,500
190,000    SafeCard Services, Inc.*.............     2,992,500
 62,300    Sterling Software, Inc.*.............     1,931,300
                                                  ------------
                                                     9,350,600
                                                  ------------
           COMPUTER HARDWARE--2.7%
190,000    Electronics for Imaging, Inc.*.......     4,987,500
 70,600    Quixote Corp.........................     1,235,500
380,000    Telxon Corp..........................     5,225,000
130,000    VeriFone, Inc.*......................     3,038,750
                                                  ------------
                                                    14,486,750
                                                  ------------
           COMPUTER SOFTWARE & SERVICES--3.4%
277,300    American Management Systems,
             Inc.*..............................     6,516,550
235,000    Continuum, Inc.*.....................     5,316,875
148,000    INTERLINQ Software Corp.*............       740,000
 12,000    Learning Co.*........................       237,000
275,000    Primark Corp.*.......................     3,506,250
 18,300    SunGard Data Systems*................       649,650
 89,200    Westcott Communications, Inc.*.......     1,220,925
                                                  ------------
                                                    18,187,250
                                                  ------------
           CONSTRUCTION--0.4%
 55,000    Centex Corp..........................     1,271,875
123,500    Willcox & Gibbs, Inc.*...............       895,375
                                                  ------------
                                                     2,167,250
                                                  ------------
           CONSUMER PRODUCTS--1.8%
275,000    Fedders Corp.*.......................     1,306,250
550,000    Fedders USA, Inc.*...................     2,887,500
100,000    Helene Curtis Industries, Inc........     3,437,500
 84,500    Russ Berrie & Co., Inc...............     1,204,125
 19,600    Sealright Co., Inc...................       303,800
 44,600    Windmere Corp........................       485,024
                                                  ------------
                                                     9,624,199
                                                  ------------
--------------------------------------------------------------

                                              See Notes to Financial Statements.

                                      B-27


PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.


--------------------------------------------------------------
                                                     Value
Shares               Description                    (Note 1)
--------------------------------------------------------------
           CONSUMER SERVICES--0.8%
205,300    Aviall, Inc..........................  $  2,104,325
161,300    Regis Corp.*.........................     2,379,175
                                                  ------------
                                                     4,483,500
                                                  ------------
           DRUGS & MEDICAL SUPPLIES--1.2%
113,800    Endosonics Corp.*....................       796,600
 30,500    Medex, Inc...........................       423,187
150,000    Sybron Corp.*........................     5,175,000
                                                  ------------
                                                     6,394,787
                                                  ------------
           ELECTRICAL EQUIPMENT--0.5%
120,000    Belden, Inc..........................     2,490,000
                                                  ------------
           ELECTRONICS--7.3%
 49,500    Anthem Electronics, Inc.*............     1,596,375
100,000    Augat, Inc...........................     2,200,000
196,100    Cirrus Logic, Inc.*..................     5,490,800
365,000    Kemet Corp.*.........................     7,665,000
280,200    Laser Precision Corp.*...............     1,646,175
410,000    Marshall Industries, Inc.*...........    10,301,250
400,000    Methode Eletronics, Inc..............     7,900,000
125,000    Woodhead Industries, Inc.............     1,875,000
                                                  ------------
                                                    38,674,600
                                                  ------------
           ENVIRONMENTAL SERVICES--0.9%
 61,800    Applied Bioscience International,
             Inc.*..............................       324,450
216,000    BHA Group, Inc.......................     2,808,000
100,000    USA Waste Services, Inc.*............     1,500,000
                                                  ------------
                                                     4,632,450
                                                  ------------
           FINANCIAL SERVICES--0.9%
 40,000    GFC Financial Corp...................     1,425,000
165,000    McDonald & Co. Investments, Inc......     2,124,375
120,000    Piper Jaffray, Inc...................     1,185,000
                                                  ------------
                                                     4,734,375
                                                  ------------

--------------------------------------------------------------
                                                     Value
Shares               Description                    (Note 1)
--------------------------------------------------------------
           FOOD & BEVERAGES--2.5%
257,500    Michaels Foods, Inc..................  $  2,832,500
392,000    Rykoff - Sexton, Inc.*...............     7,546,000
136,200    Sanderson Farms, Inc.................     2,621,850
                                                  ------------
                                                    13,000,350
                                                  ------------
           FOREST PRODUCTS--2.3%
275,000    Mercer International, Inc.*..........     3,334,375
150,000    Mosinee Paper Corp...................     4,593,750
107,500    Pentair, Inc.........................     4,246,250
                                                  ------------
                                                    12,174,375
                                                  ------------
           HEALTH CARE SERVICES--2.3%
 90,000    Living Centers of America, Inc.*.....     2,846,250
107,500    National Health Labs Holdings,
             Inc................................     1,384,062
 14,700    Safeguard Health Enterprises*........       147,919
175,700    Salick Health Care, Inc.*............     3,777,550
 36,800    Sofamor/Danek Group, Inc.*...........       713,000
215,600    Unilab Corp.*........................     1,158,850
 68,500    Universal Health Services, Inc.*.....     1,935,125
                                                  ------------
                                                    11,962,756
                                                  ------------
           HOTELS & LEISURE--0.5%
 54,700    Caesars World, Inc.*.................     2,372,613
                                                  ------------
           HOUSEHOLD PRODUCTS--0.9%
265,400    Libbey, Inc..........................     4,578,150
                                                  ------------
           INDUSTRIALS--7.4%
145,000    Amcast Industrial Corp...............     3,353,125
181,600    Carlisle Companies, Inc..............     5,902,000
 50,000    Diebold, Inc.........................     2,056,250
 40,100    ESSEF Corp.*.........................       591,475
 18,000    Harmon Industries, Inc...............       373,500
135,000    Johnstown America Industries, Inc.*..     3,611,250
250,000    Mark IV Industries, Inc..............     5,687,500
 14,300    Matrix Service Co.*..................        91,163
205,000    Medalist Industries, Inc.*...........     1,435,000


                                              See Notes to Financial Statements.


                                      B-28


PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.


--------------------------------------------------------------
                                                     Value
Shares               Description                    (Note 1)
--------------------------------------------------------------
           INDUSTRIALS (CONT'D)
 48,600    Park Ohio Industries, Inc.*..........  $    631,800
 96,700    Rogers Corp.*........................     3,287,800
153,800    Schulman, Inc........................     4,152,600
260,000    Shorewood Packaging Corp.*...........     5,590,000
 15,700    SPS Technologies, Inc................       412,125
109,250    Varlen Corp..........................     2,540,063
                                                  ------------
                                                    39,715,651
                                                  ------------
           INFORMATION SERVICES--0.3%
111,300    American Business Information,
             Inc................................     1,641,675
                                                  ------------
           INSURANCE--2.6%
166,000    Amvestors Financial Corp.*...........     1,660,000
 84,000    CCP Insurance, Inc...................     1,921,500
104,600    Life Re Corp.........................     2,222,750
221,400    Philadelphia Consolidated
             Holding Corp.*.....................     3,099,600
200,000    SCOR U.S. Corp.......................     2,250,000
450,000    Southwestern Life Corp.*.............     2,587,500
                                                  ------------
                                                    13,741,350
                                                  ------------
           LEISURE--0.9%
 88,800    Johnson Worldwide Associates, Inc.*..     2,353,200
380,000    Topps Co.............................     2,351,250
                                                  ------------
                                                     4,704,450
                                                  ------------
           MACHINERY & EQUIPMENT--6.7%
132,800    Bearings, Inc........................     4,100,200
335,700    Brenco, Inc..........................     4,238,213
126,100    GATX Corp............................     5,107,050
309,300    Gerber Scientific, Inc...............     4,678,162
210,200    Lamson & Sessions Co.*...............     1,471,400
140,600    Lufkin Industries, Inc...............     2,636,250
111,600    Maverick Tube Corp*..................     1,129,950

--------------------------------------------------------------
                                                     Value
Shares               Description                    (Note 1)
--------------------------------------------------------------
280,000    Measurex Corp........................  $  5,950,000
400,000    Regal Beloit Corp....................     6,100,000
                                                  ------------
                                                    35,411,225
                                                  ------------
           MEDIA--0.6%
115,000    Scripps (E.W.) Co....................     3,378,125
                                                  ------------
           NATURAL RESOURCES--0.1%
117,500    Nord Resources Corp.*................       778,438
                                                  ------------
           OFFICE EQUIPMENT--0.5%
110,000    Miller Herman, Inc...................     2,729,374
                                                  ------------
           OIL & GAS EXPLORATION/PRODUCTION--7.5%
128,500    Basin Exploration, Inc.*.............     1,445,625
 55,000    Belden & Blake Corp.*................       770,000
  7,500    Cabot Oil & Gas Corp.................       137,813
120,000    Diamond Shamrock, Inc................     3,090,000
243,000    Dreco Energy Services Ltd.*..........     2,247,750
170,000    Energy Service, Inc.*................     2,528,750
 30,000    Enterra Corp.*.......................       667,500
 54,000    Evergreen Resources, Inc.*...........       391,500
240,000    International Colin Energy Co........     1,890,000
346,014    KN Energy, Inc.......................     9,039,616
320,000    Lomak Petroleum, Inc.*...............     2,600,000
525,000    Mesa, Inc.*..........................     2,887,500
120,000    Mitchell Energy & Dev. Corp.,
             Class A............................     2,115,000
168,550    Mitchell Energy & Dev. Corp.,
             Class B............................     2,907,488
232,300    Weatherford International, Inc.*.....     2,874,712
175,000    Western Gas Resources, Inc...........     3,806,250
                                                  ------------
                                                    39,399,504
                                                  ------------
           OIL SERVICES--0.6%
300,000    Pride Petroleum Services, Inc.*......     1,518,750
 94,600    Western Co. of North America*........     1,679,150
                                                  ------------
                                                     3,197,900
                                                  ------------
           PACKAGING--0.1%
 24,200    AptarGroup, Inc......................       653,400
                                                  ------------


                                              See Notes to Financial Statements.


                                      B-29



PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.

--------------------------------------------------------------
                                                     Value
Shares               Description                    (Note 1)
--------------------------------------------------------------
           PUBLISHING--2.4%
125,000    Central Newspapers, Inc..............  $  3,562,500
120,000    Lee Enterprises, Inc.................     4,140,000
170,000    McClatchy Newspapers, Inc.*..........     4,037,500
 61,700    Pages, Inc.*.........................       431,900
 30,900    Western Publishing Group, Inc.*......       397,838
                                                  ------------
                                                    12,569,738
                                                  ------------
           REALTY--3.2%
100,000    Duke Reality Investments, Inc........     2,500,000
170,000    Equity Residential Property Trust....     5,397,500
 80,300    Kimco Realty Corp....................     2,910,875
 79,200    Manufactured Home Community, Inc.....     1,584,000
 64,100    Vornado Realty Trust.................     2,195,425
 70,000    Weingarten Realty Investors..........     2,502,500
                                                  ------------
                                                    17,090,300
                                                  ------------
           RESTAURANTS--1.1%
 40,200    Buffets, Inc.*.......................       633,150
 27,600    Rock Bottom Restaurants, Inc.*.......       358,800
180,000    Sbarro, Inc..........................     4,590,000
                                                  ------------
                                                     5,581,950
                                                  ------------
           RETAIL--4.2%
262,000    Babbage's, Inc.*.....................     3,275,000
 55,700    Michael Anthony Jewelers, Inc.*......       320,275
389,000    Software Etc. Stores, Inc.*..........     3,598,250
350,700    Stride Rite Corp.....................     4,909,800
172,700    Tiffany & Co.........................     6,389,900
185,000    Younkers, Inc.*......................     3,515,000
                                                  ------------
                                                    22,008,225
                                                  ------------
           SPECIALTY CHEMICALS--4.2%
130,200    Brush Wellman, Inc...................     2,083,200
340,000    Cabot Corp...........................     9,265,000
 25,200    Mississippi Chemical Corp............       478,800
 80,000    Potash Corp..........................     3,270,000
 36,100    Raychem Corp.........................     1,480,100
166,000    Vigoro Corp..........................     5,872,250
                                                  ------------
                                                    22,449,350
                                                  ------------

--------------------------------------------------------------
                                                     Value
Shares               Description                    (Note 1)
--------------------------------------------------------------
           STEEL--4.2%
179,000    Quanex Corp..........................  $  4,698,750
 36,600    Reliance Steel & Aluminum Co.*.......       576,450
532,600    Trinity Industries, Inc..............    16,910,050
                                                  ------------
                                                    22,185,250
                                                  ------------
           TELECOMMUNICATIONS--1.4%
114,200    Intermediate Telephone, Inc.*........     1,084,900
230,000    Intertrans Corp......................     2,932,500
157,700    National Data Corp...................     3,390,550
                                                  ------------
                                                     7,407,950
                                                  ------------
           TRANSPORTATION--3.8%
155,000    Air Express International Corp.......     4,281,875
275,000    American President Cos., Ltd.........     6,943,750
340,000    Expeditors International of
             Washington, Inc....................     6,800,000
119,000    Harper Group, Inc....................     1,785,000
 66,700    WorldCorp, Inc.*.....................       450,225
                                                  ------------
                                                    20,260,850
                                                  ------------
           Total common stocks
             (cost $464,064,893)................   503,125,922
                                                  ------------


PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENT
 (000)     REPURCHASE AGREEMENT--1.5%
---------
$   7,677  Joint Repurchase Agreement Account,
             4.83%, 10/3/94 (Note 5)
             (cost $7,677,000)..................     7,677,000
                                                  ------------
           TOTAL INVESTMENTS--96.6%
             (cost $471,741,893; Note 4)........   510,802,922
           Other assets in excess of
             liabilities--3.4%..................    18,046,251
                                                  ------------
           NET ASSETS--100%.....................  $528,849,173
                                                  ------------
                                                  ------------


-------------------------
   * Non-income producing security.
  ** Private placement restricted as to resale; includes registration rights under which the Fund may demand registration by the issuer.

                                              See Notes to Financial Statements.

PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES

ASSETS                                                        SEPTEMBER 30, 1994
                                                              ------------------
Investments, at value (cost $471,741,893)...................        $510,802,922
Receivable for Fund shares sold.............................          20,893,712
Receivable for investments sold.............................          10,080,422
Dividends and interest receivable...........................             795,510
Other assets................................................               8,490
                                                                   -------------
  Total assets..............................................         542,581,056
                                                                   -------------
LIABILITIES
Payable for investments purchased...........................          11,334,171
Payable for Fund shares reacquired..........................           1,488,697
Distribution fee payable....................................             359,030
Management fee payable......................................             294,748
Accrued expenses and other liabilities......................             255,237
                                                                   -------------
  Total liabilities.........................................          13,731,883
                                                                   -------------
NET ASSETS..................................................        $528,849,173
                                                                   -------------
                                                                   -------------
Net assets were comprised of:
  Common stock, at par......................................        $    438,339
  Paid-in capital in excess of par..........................         454,437,821
                                                                   -------------
                                                                     454,876,160
  Accumulated net investment income.........................             444,381
  Accumulated net realized gain on investments..............          34,467,603
  Net unrealized appreciation on investments................          39,061,029
                                                                   -------------
Net assets, September 30, 1994..............................        $528,849,173
                                                                   -------------
                                                                   -------------
Class A:
  Net asset value and redemption price per share
    ($103,078,061 DIVIDED BY 8,311,301 shares of common stock
    issued and outstanding).................................              $12.40
  Maximum sales charge (5.0% of offering price).............                 .65
                                                                          ------
  Maximum offering price to public..........................              $13.05
                                                                          ------
                                                                          ------
Class B:
  Net asset value, offering price and redemption price
    per share ($425,502,483 DIVIDED BY 35,500,194 shares of
    common stock issued and outstanding)...................               $11.99
                                                                          ------
                                                                          ------
Class C:
  Net asset value, offering price and redemption price
    per share ($268,629 DIVIDED BY 22,412 shares of common stock
    issued and outstanding)................................               $11.99
                                                                          ------
                                                                          ------

See Notes to Financial Statements.

 PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.
 STATEMENT OF OPERATIONS

                                           YEAR ENDED
                                          SEPTEMBER 30,
NET INVESTMENT LOSS                           1994
                                         -------------
Income
  Dividends............................  $   5,698,990
  Interest.............................        934,384
                                         -------------
     Total income......................      6,633,374
                                         -------------
Expenses
  Distribution fee--Class A............        229,425
  Distribution fee--Class B............      4,002,398
  Distribution fee--Class C............            292
  Management fee.......................      3,484,730
  Transfer agent's fees and expenses...        970,000
  Reports to shareholders..............        345,000
  Custodian's fees and expenses........        285,000
  Registration fees....................        175,000
  Franchise taxes......................         50,000
  Audit fee............................         46,000
  Legal fees...........................         35,000
  Directors' fees......................         30,200
  Miscellaneous........................         22,058
                                         -------------
    Total expenses.....................      9,675,103
                                         -------------
Net investment loss....................     (3,041,729)
                                         -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on
  investment transactions..............     44,673,230
Net change in unrealized
  appreciation of investments..........    (38,737,408)
                                         -------------
Net gain on investments................      5,935,822
                                         -------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS..............  $   2,894,093
                                         -------------
                                         -------------



 PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.
 STATEMENT OF CHANGES IN NET ASSETS

                             YEAR ENDED SEPTEMBER 30,
INCREASE (DECREASE)        ----------------------------
IN NET ASSETS                  1994            1993
                           ------------    ------------
Operations
  Net investment loss....  $ (3,041,729)   $ (1,311,418)
  Net realized gain on
    investments..........    44,673,230      23,835,926
  Net change in
    unrealized
    appreciation of
    investments..........   (38,737,408)     64,901,994
                           ------------    ------------
  Net increase in net
    assets resulting from
    operations...........     2,894,093      87,426,502
                           ------------    ------------
Net equalization
  credits................        70,234          90,512
                           ------------    ------------
Distributions from net
  capital gain (Note 1)
  Class A................    (5,775,787)     (5,979,973)
  Class B................   (24,227,795)    (24,035,427)
                           ------------    ------------
                            (30,003,582)    (30,015,400)
                           ------------    ------------
Fund share transactions
  (Note 6)
  Net proceeds from
    shares subscribed....   433,710,426     453,141,309
  Net asset value of
    shares issued in
    reinvestment of
    distributions........    28,758,329      28,283,287
  Cost of shares
    reacquired...........  (377,490,019)   (284,879,535)
                           ------------    ------------
  Net increase in net
    assets from Fund
    share transactions...    84,978,736     196,545,061
                           ------------    ------------
Total increase...........    57,939,481     254,046,675
NET ASSETS
Beginning of year........   470,909,692     216,863,017
                           ------------    ------------
End of year..............  $528,849,173    $470,909,692
                           ------------    ------------
                           ------------    ------------

See Notes to Financial Statements.

 PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.

 NOTES TO FINANCIAL STATEMENTS

Prudential Growth Opportunity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to achieve capital growth, consistent with reasonable risk, by investing in a carefully selected portfolio of common stocks having prospects of a high return on equity, increasing earnings, increasing dividends and price-earnings ratios which are not excessive.

NOTE 1. ACCOUNTING            The following is a summary of significant
POLICIES                      accounting policies followed by the Fund in the
                              preparation of its financial statements.

SECURITIES VALUATIONS: Investments traded on a national securities exchange are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

   Short-term securities which mature in more than 60 days are valued based upon current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

   In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   All securities are valued as of 4:15 P.M., New York time.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis.

   Net investment income (loss), other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.

FEDERAL INCOME TAXES: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

EQUALIZATION: The Fund follows the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of reacquisitions of Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of the Fund's shares.

DIVIDENDS AND DISTRIBUTIONS: The Fund expects to pay dividends of net investment income, if any, semi-annually and make distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date.

   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

RECLASSIFICATION OF CAPITAL ACCOUNTS: The Fund accounts and reports for distributions to shareholders in accordance with Statement of Position 93-2:
Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. During the fiscal year ended September 30, 1994, the reclassification of $4,353,147 of current and prior fiscal year net operating losses increased paid-in capital by $1,311,418, increased undistributed net investment income by $3,041,729, and decreased net accumulated realized gains by $4,353,147. Net investment income, net realized gains, and net assets were not affected by this change.

NOTE 2. AGREEMENTS            The Fund has a management agreement with
                              Prudential Mutual Fund Management, Inc. ("PMF").
Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PMF has entered into a subadvisory agreement with The Prudential Investment Corporation ("PIC"); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

   The management fee paid PMF is computed daily and payable monthly, at an annual rate of .70 of 1% of the Fund's average daily net assets.

   The Fund has distribution agreements with Prudential Mutual Fund Distributors, Inc. ("PMFD"), which acts as the distributor of the Class A shares of the Fund, and with Prudential Securities Incorporated ("PSI"), which acts as distributor of the Class B and Class C shares of the Fund (collectively the "Distributors"). The Fund compensates the Distributors for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the "Class A, B and C Plans"). The distribution fees are accrued daily and payable monthly.

   On July 19, 1994, shareholders of the Fund approved amendments to the Class A and Class B distribution plans under which the distribution plans became compensation plans, effective August 1, 1994. Prior thereto, the distribution plans were reimbursement plans under which PMFD and PSI were reimbursed for expenses actually incurred by them up to the amount permitted under the Class A and Class B Plans, respectively. The Fund is not obligated to pay any prior or future excess distribution costs (costs incurred by the Distributors in excess of distribution fees paid by the Fund and contingent deferred sales charges received by the Distributors). The rate of the distribution fees charged to Class A and Class B shares of the Fund did not change under the amended plans of distribution. The Fund began offering Class C shares on August 1, 1994.

   Pursuant to the Class A, B and C Plans, the Fund compensates the Distributors for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Class A Plan were .20 of 1% of the average daily net assets of the Class A shares for the three months ended December 31, 1993. Effective January 1, 1994, the Class A Plan distribution expenses were increased to .25 of 1% of the average daily net assets. Such expenses under the Plans were 1% of the average daily net assets of both the Class B and C shares for the fiscal year ended September 30, 1994.

   PMFD has advised the Fund that it has received approximately $498,400 in front-end sales charges resulting from sales of Class A shares during the fiscal year ended September 30, 1994. From these fees, PMFD paid such sales charges to PSI and Pruco Securities Corporation, affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

   PSI has advised the Fund that for the fiscal year ended September 30, 1994, it received approximately $796,400 in contingent deferred sales charges imposed upon certain redemptions by Class B shareholders.

   PMFD is a wholly-owned sudsidiary of PMF; PSI, PMF and PIC are indirect wholly-owned subsidiaries of The Prudential Insurance Company of America.

NOTE 3. OTHER                 Prudential Mutual Fund Services, Inc. ("PMFS"),
TRANSACTIONS                  a wholly-owned subsidiary of PMF, serves as
WITH AFFILIATES               the Fund's transfer agent. During the year ended
                              September 30, 1994, the Fund incurred fees of
approximately $800,000 for the services of PMFS. As of September 30, 1994, approximately $62,000 of such fees were due to PMFS.

   For year ended September 30, 1994, PSI earned approximately $11,000 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

NOTE 4. PORTFOLIO             Purchases and sales of investment securities,
SECURITIES                    other than short-term investments, for the
                              year ended September 30, 1994 were $435,176,534
and $389,300,903, respectively.

   The federal income tax basis of the Fund's investments at September 30, 1994 was $472,413,928 and, accordingly, net unrealized appreciation for federal income tax purposes was $38,388,994 (gross unrealized appreciation--$58,715,195 gross unrealized depreciation--$20,326,201).

NOTE 5. JOINT                 The Fund, along with other affiliated registered
REPURCHASE                    investment companies, transfers uninvested cash
AGREEMENT                     balances into a single joint account, the daily
ACCOUNT                       aggregate balance of which is invested in one or
                              more repurchase agreements collateralized by
U.S. Treasury or federal agency obligations. As of September 30, 1994, the Fund had a 1.1% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represented $7,677,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

   Goldman, Sachs & Co., 4.85%, in the principal amount of $237,000,000, repurchase price $237,095,787, due 10/3/94. The value of the collateral including accrued interest is $242,478,687.

   Nomura Securities International, 4.75%, in the principal amount of $237,000,000, repurchase price $237,093,812, due 10/3/94. The value of the collateral including accrued interest is $241,948,993.

   Smith Barney, Inc., 4.88%, in the principal amount of $237,000,000, repurchase price $237,096,380, due 10/3/94. The value of the collateral including accrued interest is $241,950,829.

NOTE 6. CAPITAL               The Fund currently offers Class A, Class B and
                              Class C shares. Class A shares are sold with a
front-end sales charge of up to to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase commencing in or about February 1995.

   There are 750 million shares of common stock, $.01 par value per share, divided into three classes, designated Class A, Class B and Class C common stock, each of which consists of 250 million authorized shares.

   Transactions in shares of common stock for the fiscal years ended September 30, 1994 and 1993 were as follows:


Class A                          Shares          Amount
----------------------------   -----------    -------------
Year ended September 30,
  1994:
Shares sold.................     9,370,171    $ 115,130,689
Shares issued in
  reinvestment of
  distributions.............       467,222        5,644,046
Shares reacquired...........    (8,789,620)    (108,081,971)
                               -----------    -------------
Net increase in shares
  outstanding...............     1,047,773    $  12,692,764
                               -----------    -------------
                               -----------    -------------
Year ended September 30,
  1993:
Shares sold.................     7,753,935    $ 136,609,388
Shares issued in
  reinvestment of
  distributions.............       350,531        5,794,272
Shares issued as a result of
  3 for 2 stock split.......     2,387,650               --
Shares reacquired...........    (5,886,921)    (104,383,394)
                               -----------    -------------
Net increase in shares
  outstanding...............     4,605,195    $  38,020,266

                               -----------    -------------
                               -----------    -------------


Class B                          Shares          Amount
----------------------------   -----------    -------------
Year ended September 30,
  1994:
Shares sold.................    26,537,335    $ 318,270,570
Shares issued in
  reinvestment of
  distributions.............     1,960,499       23,114,283
Shares reacquired...........   (22,525,818)    (269,363,510)
                               -----------    -------------
Net increase in shares
  outstanding...............     5,972,016    $  72,021,343
                               -----------    -------------
                               -----------    -------------
Year ended September 30,
  1993:
Shares sold.................    18,585,281    $ 316,531,921
Shares issued in
  reinvestment of
  distributions.............     1,382,238       22,489,015
Shares issued as a result of
  3 for 2 stock split.......     9,826,606               --
Shares reacquired...........   (10,612,911)    (180,496,141)
                               -----------    -------------
Net increase in shares
  outstanding...............    19,181,214    $ 158,524,795
                               -----------    -------------
                               -----------    -------------
Class C
----------------------------
August 1, 1994* through Sep-
  tember 30, 1994:
Shares sold.................        26,125    $     309,167
Shares reacquired...........        (3,713)         (44,538)
                               -----------    -------------
Net increase in shares
  outstanding...............        22,412    $     264,629
                               -----------    -------------
                               -----------    -------------

---------------
* Commencement of offering of Class C shares.


NOTE 7. DIVIDENDS             On November 15, 1994 the Board of Directors
AND DISTRIBUTIONS             of the Fund declared dividends from net
                              capital gains to Class A, B and C shareholders of
$.835 per share, payable on November 29, 1994 to shareholders of record on November 22, 1994.

 PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.
 FINANCIAL HIGHLIGHTS

                                                       Class A                                                 Class B
                         ---------------------------------------------------------------------------   -----------------------
                                                                                       January 22,
                                                                                         1990+
                                        Year Ended September 30,                         Through        Year Ended September 30,
                         -----------------------------------------------------------   September 30,   -----------------------
                            1994**          1993**++          1992**++       1991++       1990++         1994**      1993**++
                         -----------       ---------          --------       -------   ------------    -----------   --------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of
  period...............   $    13.06       $  11.25           $  10.16       $  7.36     $    8.55      $   12.74   $  11.08
                          ----------       --------           --------       -------     ---------      ---------   --------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income
  (loss)...............           --            .03                .02           .05           .09           (.09)      (.06)
Net realized and
  unrealized gain
  (loss) on investment
  transactions.........          .13           3.14               1.47          2.82         (1.20)           .13       3.08
                          ----------       --------           --------       -------     ---------      ---------   --------
  Total from investment
    operations.........          .13           3.17               1.49          2.87         (1.11)           .04       3.02
                          ----------       --------           --------       -------     ---------      ---------   --------
LESS DISTRIBUTIONS
Dividends from net
  investment income....           --             --                 --          (.07)         (.08)            --         --
Distributions from net
  realized capital
  gain.................         (.79)         (1.36)              (.40)           --            --           (.79)     (1.36)
                          ----------       --------           --------       -------     ---------      ---------   --------

Total distributions....         (.79)         (1.36)              (.40)         (.07)         (.08)          (.79)     (1.36)
                          ----------       --------           --------       -------     ---------      ---------   --------
Net asset value, end of
  period...............   $    12.40       $  13.06           $  11.25       $ 10.16     $    7.36      $   11.99   $  12.74
                          ----------       --------           --------       -------     ---------      ---------   --------
                          ----------       --------           --------       -------     ---------      ---------   --------
TOTAL RETURN#:.........         1.13%         30.42%             15.39%        39.39%       (13.19)%          .34%     29.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (000).........   $  103,078       $ 94,842           $ 44,845       $25,165     $  17,222      $ 425,502   $376,068
Average net assets
  (000)................   $   97,877       $ 69,801           $ 36,011       $20,650     $ 132,627      $ 399,920   $278,659
Ratios to average net
  assets:##
  Expenses, including
    distribution
    fees...............         1.33%          1.17%              1.33%         1.50%         1.61%*         2.09%      1.97%
  Expenses, excluding
    distribution
    fees...............         1.09%           .97%              1.13%         1.30%         1.42%*         1.09%       .97%
  Net investment income
  (loss)...............          .00%           .26%               .19%          .59%         1.54%*         (.76)%     (.54)%
Portfolio turnover.....           82%            68%                99%          111%           79%            82%        68%

                                     Class B                  Class C
                          -------------------------------  --------------
                                                              August 1,
                                                               1994@
                                                              Through
                                                            September 30,
                          1992**++    1991++     1990++        1994**
                          --------   --------   --------       ------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of
  period...............   $  10.11   $   7.34   $   9.11      $11.61
                          --------   --------   --------      ------
Income from investment
  operations
Net investment income
  (loss)...............      (.07)      (.02)       .07         (.01)
Net realized and
  unrealized gain
  (loss) on investment
  transactions.........      1.44       2.82      (1.75)         .39
                         --------   --------   --------       ------
  Total from investment
    operations.........      1.37       2.80      (1.68)         .38
                         --------   --------   --------       ------

Less distributions
Dividends from net
  investment income....        --       (.03)      (.09)          --
Distributions from net
  realized capital
  gain.................      (.40)        --         --           --
                         --------   --------   --------       ------

Total distributions....      (.40)      (.03)      (.09)          --
                         --------   --------   --------       ------
Net asset value, end of
  period...............  $  11.08   $  10.11   $   7.34       $11.99
                         --------   --------   --------       ------
                         --------   --------   --------       ------


TOTAL RETURN#:.........     14.27%     38.33%    (18.63)%       3.19%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
  period (000).........  $172,018   $118,660   $ 86,440       $  269
Average net assets
  (000)................  $154,601   $104,508   $132,622       $  179
Ratios to average net
  assets:##
  Expenses, including
    distribution
    fees...............      2.13%      2.30%      2.18%        2.22%*
  Expenses, excluding
    distribution
    fees...............      1.13%      1.30%      1.28%        1.22%*
  Net investment income
  (loss)...............      (.61)%     (.21)%      .91%        (.31)%*
Portfolio turnover.....        99%       111%        79%          82%

---------------
 * Annualized.
** Calculated based upon weighted average shares outstanding during the period.
 + Commencement of offering of Class A shares.
 @ Commencement of offering of Class C shares.
++ Restated to reflect 3 for 2 stock split paid to shareholders of record on September 17, 1993.
 # Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
## Because of the event referred to in @ and the timing of such, the ratios for Class C shares are not necessarily comparable to that of Class A or B shares and are not necessarily indicative of future ratios.


See Notes to Financial Statements.

                    REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Prudential Growth Opportunity Fund, Inc.

   In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Growth Opportunity Fund (the "Fund") at September 30, 1994, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1994 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
New York, New York
November 15, 1994

                            Prudential Mutual Funds
                        Supplement dated August 1, 1995

         The following information supplements the Statement of Additional
                 Information of each of the Funds listed below.

MANAGER

    Prudential Mutual Fund Management, Inc. (PMF or the Manager), the Manager of the Fund, is a subsidiary of Prudential Securities Incorporated and The Prudential Insurance Company of America (Prudential). PMF has three wholly-owned subsidiaries: Prudential Mutual Fund Distributors, Inc., Prudential Mutual Fund Services, Inc. (PMFS or the Transfer Agent) and Prudential Mutual Fund Investment Management, Inc. PMFS serves as the transfer agent for the Prudential Mutual Funds and, in addition, provides customer service, record keeping and management and administration services to qualified plans.

    Prudential is one of the largest diversified financial services institutions in the world and, based on total assets, the largest insurance company in North America as of December 31, 1994. Its primary business is to offer a full range of products and services in three areas: insurance, investments and home ownership for individuals and families; health-care management and other benefit programs for employees of companies and members of groups; and asset management for institutional clients and their associates. Prudential (together with its subsidiaries) employs nearly 100,000 persons worldwide, and maintains a sales force of approximately 19,000 agents, 3,400 insurance brokers and 6,000 financial advisors. It insures or provides other financial services to more than 50 million people worldwide. Prudential is a major issuer of annuities, including variable annuities. Prudential seeks to develop innovative products and services to meet consumer needs in each of its business areas.

    Investment advisory services are provided to the Fund by a unit of The Prudential Investment Corporation (PIC or the Subadviser), a subsidiary of Prudential.

    From time to time, there may be media coverage of portfolio managers and other investment professionals associated with the Manager and the Subadviser in national and regional publications, on television and in other media. Additionally, individual mutual fund portfolios are frequently cited in surveys conducted by national and regional publications and media organizations such as The Wall Street Journal, The New York Times, Barron's and USA Today.

SHAREHOLDER INVESTMENT ACCOUNT

Mutual Fund Programs

    From time to time, the Fund (or a portfolio of the Fund, if applicable) may be included in a mutual fund program with other Prudential Mutual Funds. Under such a program, a group of portfolios will be selected and thereafter promoted collectively. Typically, these programs are created with an investment theme, e.g., to seek greater diversification, protection from interest rate movements or access to different management styles. In the event such a program is instituted, there may be a minimum investment requirement for the program as a whole. The Fund may waive or reduce the minimum initial investment requirements in connection with such a program.

    The mutual funds in the program may be purchased individually or as a part of the program. Since the allocation of portfolios included in the program may not be appropriate for all investors, investors should consult their Prudential Securities Financial Advisor or Prudential/Pruco Securities Representative concerning the appropriate blend of portfolios for them. If investors elect to purchase the individual mutual funds that constitute the program in an investment ratio different from that offered by the program, the standard minimum investment requirements for the individual mutual funds will apply.

APPENDIX--GENERAL INVESTMENT INFORMATION

    The following terms are used in mutual fund investing.

Asset Allocation

    Asset allocation is a technique for reducing risk, providing balance. Asset allocation among different types of securities within an overall investment portfolio helps to reduce risk and to potentially provide stable returns, while enabling investors to work toward their financial goal(s). Asset allocation is also a strategy to gain exposure to better performing asset classes while maintaining investment in other asset classes.

Diversification

    Diversification is a time-honored technique for reducing risk, providing "balance" to an overall portfolio and potentially achieving more stable returns. Owning a portfolio of securities mitigates the individual risks (and returns) of any one security. Additionally, diversification among types of securities reduces the risks and (general returns) of any one type of security.

Duration

    Debt securities have varying levels of sensitivity to interest rates. As interest rates fluctuate, the value of a bond (or a bond portfolio) will increase or decrease. Longer term bonds are generally more sensitive to changes in interest rates. When interest rates fall, bond prices generally rise. Conversely, when interest rates rise, bond prices generally fall.

    Duration is an approximation of the price sensitivity of a bond (or a bond portfolio) to interest rate changes. It measures the weighted average maturity of a bond's (or a bond portfolio's) cash flows, i.e., principal and interest rate payments. Duration is expressed as a measure of time in years--the longer the duration of a bond (or a bond portfolio), the greater the impact of interest rate changes on the bond's (or the bond portfolio's) price. Duration differs from effective maturity in that duration takes into account call provisions, coupon rates and other factors. Duration measures interest rate risk only and not other risks, such as credit risk and, in the case of non-U.S. dollar denominated securities, currency risk. Effective maturity measures the final maturity dates of a bond (or a bond portfolio).

Market Timing

    Market timing--buying securities when prices are low and selling them when prices are relatively higher--may not work for many investors because it is impossible to predict with certainty how the price of a security will fluctuate. However, owning a security for a long period of time may help investors offset short-term price volatility and realize positive returns.

Power of Compounding

    Over time, the compounding of returns can significantly impact investment returns. Compounding is the effect of continuous investment on long-term investment results, by which the proceeds of capital appreciation (and income distributions, if elected) are reinvested to contribute to the overall growth of assets. The long-term investment results of compounding may be greater than that of an equivalent initial investment in which the proceeds of capital appreciation and income distributions are taken in cash.

APPENDIX--PORTFOLIO MANAGERS

    The following information supplements only the Statement of Additional Information of the captioned Fund.

Prudential Allocation Fund (Conservative Portfolio)
Prudential Multi-Sector Fund, Inc.

    Gregory Goldberg, serves as the portfolio manager of Prudential Multi-Sector Fund, Inc. and Prudential Allocation Fund (Conservative Portfolio). In making equity investments, Mr. Goldberg generally focuses on stocks with a potential for capital appreciation. He utilizes a ``bottom-up'' approach, selecting stocks that, in his opinion, have strong fundamentals regardless of industry performance. He evaluates a company's earnings and balance sheet to find companies that, in his view, are leaders in their fields and have strong growth potential. With respect to fixed-income securities, Mr. Goldberg generally focuses on issues with a potential for total return, selecting securities that, in his opinion, compare favorably in terms of price and yield relative to maturity.

Prudential Equity Fund, Inc.

    Thomas R. Jackson, has served as the portfolio manager of Prudential Equity Fund, Inc. (the Fund) since 1990. He utilizes a ``value'' investing style in managing the Fund. Value investing is a disciplined approach which attempts to identify strong companies selling at a discount from their perceived true worth. Mr. Jackson selects stocks for the Fund's portfolio at prices which in his view are temporarily low relative to the company's earnings, assets, cash flow and dividends. He may invest in out-of-favor companies as long as they meet his strict criteria for value: financial soundness and low price relative to earnings, book value and cash flow.

Prudential Equity Income Fund

    Warren Spitz serves as the portfolio manager of Prudential Equity Income Fund. He utilizes a ``value'' investing style in managing the Fund. Value investing is a disciplined approach which attempts to identify strong companies that are selling at a discount from their perceived true worth. Mr. Spitz seeks to invest in companies that in his view have the potential to produce both above-average earnings and dividend growth over the long term. These types of companies are sometimes referred to as ``high dividend stocks.'' He seeks to invest in securities at prices which in his view are temporarily low relative to the company's earnings, assets, cash flow and dividends.

Prudential Global Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.

    Daniel J. Duane, serves as the portfolio manger of Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Europe Growth Fund, Inc., and Prudential Pacific Growth Fund, Inc. Consistent with the investment objectives and policies of each Fund, Mr. Duane evaluates the economic climate in various countries and focuses on growth-oriented global equity investments. He seeks to identify long-term themes and changing economic conditions that, in his opinion, will lead to earnings growth. His portfolio management style can be referred to as ``bottom up'' in that his primary focus is on individual stocks. He evaluates historical business trends in the United States when looking for long-term investment opportunities abroad (the ``rear view mirror'' analysis). In globally-diversified portfolios, the portfolio manager generally maintains exposure to major world stock markets. Under normal market conditions, the portfolio manager seeks to keep the portfolios fully invested. Mr. Duane consults with a team of regional equity analysts who provide research on existing holdings of each Fund and on potential acquisitions.

Prudential Utility Fund, Inc.

    According to data provided by Lipper Analytical Services, Inc., Prudential Utility Fund, Inc. (the Fund) is among the oldest and largest U.S. mutual funds in the utility category of mutual funds. David Kiefer, CFA, serves as the portfolio manager of the Fund and seeks to invest in a broad range of utilities companies including electric, gas, gas pipeline, telephone communications, water and cable companies from around the world. Historically, the Fund invested in traditional types of utility companies--principally, electric, gas and telephone companies. The portfolio manager seeks to invest in companies that have the potential for above-average earnings and dividend growth over the long term and considers such factors as cash flow in selecting portfolio securities.

APPENDIX--HISTORICAL PERFORMANCE DATA

    The historical performance data contained in this Appendix relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. The information has not been independently verified by the Manager.

(CHART)

(CHART)

(CHART)

(CHART)

    Listed below are the names of the Prudential Mutual Funds and the dates of the Statements of Additional Information to which this supplement relates.

                    Name of Fund                                       Statement Date
                    Prudential Allocation Fund                         September 29, 1994
                       Strategy Portfolio
                       Conservatively Managed Portfolio
                    Prudential Equity Fund, Inc.                       February 28, 1995
                    Prudential Equity Income Fund                      December 30, 1994
                    Prudential Europe Growth Fund, Inc.                June 30, 1995
                    Prudential Global Fund, Inc.                       January 3, 1995
                    Prudential Growth Opportunity Fund, Inc.           February 1, 1995
                    Prudential Multi-Sector Fund, Inc.                 June 30, 1995
                    Prudential Pacific Growth Fund, Inc.               January 3, 1995
                    Prudential Utility Fund, Inc.                      March 1, 1995

MF 950C-11

                            Prudential Mutual Funds
                      Supplement dated September 29, 1995

The following information supplements the Statement of Additional Information of each of the Funds listed below.

MANAGER

    Prudential Mutual Fund Management, Inc. (PMF or the Manager) serves as the manager of all of the investment companies that comprise the Prudential Mutual Funds. As of August 31, 1995, assets of the Prudential Mutual Funds were approximately $50 billion. The Prudential Investment Corporation (PIC) serves as the investment adviser for each of the Funds listed below. The unit of PIC which provides investment advisory services to the Funds is known as Prudential Mutual Fund Investment Management.

    Based on data for the year ended December 31, 1994 for the Prudential Mutual Funds, on an average day, there are approximately $80 million in common stock transactions, over $100 million in bond transactions and over $4.1 billion in money market transactions. In 1994, the Prudential Mutual Funds effected more than 57,000 trades in money market securities and held on average $21 billion of money market securities. Based on complex-wide data for the year ended December 31, 1994, on an average day, 7,168 shareholders telephoned Prudential Mutual Fund Services, Inc., the Transfer Agent of the Prudential Mutual Funds, on the Prudential Mutual Funds' toll-free number. On an annual basis, that represents approximately 1.8 million telephone calls and approximately 1.1 million fund transactions.

    PMF is a subsidiary of The Prudential Insurance Company of America (Prudential), one of the largest diversified financial services institutions in the world. For the year ended December 31, 1994, Prudential through its subsidiaries provided financial services to more than 50 million people worldwide --more than one of every five people in the United States. As of December 31, 1994, Prudential through its subsidiaries provided automobile insurance for more than 1.8 million cars and insured more than 1.5 million homes. For the year ended December 31, 1994, The Prudential Bank, a subsidiary of Prudential, served 940,000 customers in 50 states providing credit card services and loans totaling more than $1.2 billion. Assets held by Prudential Securities Incorporated (PSI) for its clients totaled approximately $150 billion at December 31, 1994. During 1994, over 28,000 new customer accounts were opened each month at PSI. The Prudential Real Estate Affiliates, the fourth largest real estate brokerage network in the United States, has more than 34,000 brokers and agents and more than 1,100 offices in the United States.

                                                                          (over)

    Listed below are the names of the Prudential Mutual Funds and the dates of the Statements of Additional Information to which this supplement relates.

          Name of Fund                                                                    Statement Date
Prudential Allocation Fund                                                                September 29, 1995
  Strategy Portfolio
  Balanced Portfolio
Prudential California Municipal Fund
  California Income Series                                                                December 30, 1994
  California Series                                                                       December 30, 1994
Prudential Diversified Bond Fund, Inc.                                                    January 3, 1995
Prudential Equity Fund, Inc.                                                              February 28, 1995
Prudential Equity Income Fund                                                             December 30, 1994
Prudential Europe Growth Fund, Inc.                                                       June 30, 1995
Prudential Global Fund, Inc.                                                              January 3, 1995
Prudential Global Genesis Fund, Inc.                                                      July 31, 1995
Prudential Global Natural Resources Fund, Inc.                                            July 31, 1995
Prudential Government Income Fund, Inc.                                                   May 1, 1995
Prudential Government Securities Trust
  Short-Intermediate Term Series                                                          August 1, 1995
Prudential Growth Opportunity Fund, Inc.                                                  February 1, 1995
Prudential High Yield Fund, Inc.                                                          February 28, 1995
Prudential Intermediate Global Income Fund, Inc.                                          March 2, 1995
Prudential Mortgage Income Fund, Inc.                                                     August 25, 1995
Prudential Multi-Sector Fund, Inc.                                                        June 30, 1995
Prudential Municipal Bond Fund                                                            June 30, 1995
  Insured Series
  High Yield Series
  Intermediate Series
Prudential Municipal Series Fund
  Arizona Series                                                                          December 30, 1994
  Florida Series                                                                          December 30, 1994
  Georgia Series                                                                          December 30, 1994
  Hawaii Income Series                                                                    March 30, 1995
  Maryland Series                                                                         December 30, 1994
  Massachusetts Series                                                                    December 30, 1994
  Michigan Series                                                                         December 30, 1994
  Minnesota Series                                                                        December 30, 1994
  New Jersey Series                                                                       December 30, 1994
  New York Series                                                                         December 30, 1994
  North Carolina Series                                                                   December 30, 1994
  Ohio Series                                                                             December 30, 1994
  Pennsylvania Series                                                                     December 30, 1994
Prudential National Municipals Fund, Inc.                                                 February 28, 1995
Prudential Pacific Growth Fund, Inc.                                                      January 3, 1995
Prudential Short Term Global Income Fund, Inc.
  Global Assets Portfolio                                                                 January 3, 1995
  Short-Term Global Income Portfolio                                                      January 3, 1995
Prudential Structured Maturity Fund, Inc.                                                 March 1, 1995
  Income Portfolio
Prudential U. S. Government Fund                                                          January 3, 1995
Prudential Utility Fund, Inc.                                                             March 1, 1995

MF950C-14

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS:

    (1) The Financial Statements in Parts A and B, as applicable, to this Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 2-68723).

        Financial Highlights for the ten year period ended September 30, 1994 and six months ended March 31, 1995 (unaudited) (Part A).

        Portfolio of Investments at September 30, 1994 and March 31, 1995 (unaudited) (Part B).

        Statement of Assets and Liabilities at September 30, 1994 and March 31, 1995 (unaudited) (Part B).

        Statement of Operations for the year ended September 30, 1994 and six months ended March 31, 1995 (unaudited) (Part B).

        Statement of Changes in Net Assets for the year 1994 and six months ended March 31, 1995 (unaudited) (Part B).

        Notes to Financial Statements (Part B).

        Financial Highlights for each of the five years ended September 30, 1994 and six months ended March 31, 1995 (unaudited) (Part B).

        Report of Independent Accountants (Part B).

(B) EXHIBITS:

     1. (a) Amended and Restated Articles of Incorporation. Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 17 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1993 (File No. 2-68723).

        (b) Articles of Amendment. Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

     2. Amended and Restated By-Laws. Incorporated by reference to Exhibit 2(d) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A via EDGAR filed on November 29, 1993 (File No. 2-68723).

     4. Instruments defining rights of holders of the securities being offered. Incorporated by reference to Exhibit 4(c) to Post-Effective Amendment No. 17 to the Registration Statement filed on Form N-1A via EDGAR filed on November 29, 1993 (File No. 2-68723).

     5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management Inc. Incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 2-68723).

        (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 2-68723).

     6. (a) Distribution Agreement for Class A shares. Incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

        (b) Distribution Agreement for Class B shares. Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

        (c) Distribution Agreement for Class C shares. Incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

        (d) Form of Distribution Agreement for Class Z shares.*

     8. Custodian Agreement between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit No. 8(b) to Post-Effective Amendment 14 to the Registration Statement on Form N-1A (File No. 2-68723).

     9. Transfer Agency Agreement between the Registrant and Prudential Mutual Fund Services, Inc., dated January 1, 1988. Incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (File No. 2-68723).

    10. Opinion of Sullivan & Cromwell. Incorporated by reference to Exhibit No. 10 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 2-68723).

    11. Consent of Independent Accountants.*

    13. Purchase Agreement. Incorporated by reference to Exhibit No. 13 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 2-68723).

    15. (a) Distribution and Service Plan for Class A shares. Incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

        (b) Distribution and Service Plan for Class B shares. Incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

        (c) Distribution and Service Plan for Class C shares. Incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

    16. (a) Schedule of Computation of Performance Quotations. Incorporated by reference to Exhibit No. 16 to Post-Effective Amendment No. 13 to Registration Statement on Form N-1A (File No. 2-68723).

        (b) Schedule of Computation of 30-day yield. Incorporated by reference to Exhibit No. 16(b) to Post-Effective Amendment 17 to the Registration Statement on Form N-1A via EDGAR filed on November 29, 1993 (File No. 2-68723).

    17. Financial Data Schedule.*

    18. Rule 18f-3 Plan.*

------------------------
 *Filed herewith.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

    As of September 22, 1994 there were 32,839, 52,580 and 412 record holders of Class A, Class B and Class C common stock, $.01 par value per share, of the Registrant, respectively.

ITEM 27.  INDEMNIFICATION.

    As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and pursuant to Article VI of the Fund's By-Laws (Exhibit 2 to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.
Section 2-418 of Maryland

General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of each Distribution Agreement (Exhibits 6(b) and (c) to the Registration Statement), each Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

    The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

    Section 9 of the Management Agreement (Exhibit 5(a) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the
Registration Statement) limit the liability of Prudential Mutual Fund Management, Inc. (PMF) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

    The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

    (a) Prudential Mutual Fund Management, Inc.

    See "How the Fund is Managed" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

    The business and other connections of the officers of PMF are listed in Schedules A and D of Form ADV of PMF as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104, filed in March 30, 1995).

    The business and other connections of PMF's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is One Seaport Plaza, New York, NY 10292.

NAME AND ADDRESS           POSITION WITH PMF                           PRINCIPAL OCCUPATIONS
-------------------------  ---------------------  ----------------------------------------------------------------
Brendan D. Boyle           Executive Vice         Executive Vice President, Director of Marketing and Director,
                           President, Director      PMF; Senior Vice President, Prudential Securities Incorporated
                           of Marketing and         (Prudential Securities); Chairman and Director, Prudential
                           Director                 Mutual Fund Distributors, Inc. (PMFD)
Stephen P. Fisher          Senior Vice President  Senior Vice President, PMF; Senior Vice President, Prudential
                                                    Securities; Vice President, PMFD
Frank W. Giordano          Executive Vice         Executive Vice President, General Counsel, Secretary and
                           President, General       Director, PMF and PMFD; Senior Vice President, Prudential
                           Counsel, Secretary       Securities; Director, Prudential Mutual Fund Services, Inc.
                           and Director             (PMFS)
Robert F. Gunia            Executive Vice         Executive Vice President, Chief Financial and Administrative
                           President, Chief         Officer, Treasurer and Director, PMF; Senior Vice President,
                           Financial and            Prudential Securities; Executive Vice President, Chief
                           Administrative           Financial Officer, Treasurer and Director, PMFD; Director,
                           Officer, Treasurer       PMFS
                           and Director
Theresa A. Hamacher        Director               Director, PMF; Vice President, Prudential; Vice President,
                                                    Prudential Investment Corporation (PIC)
Timothy J. O'Brien         Director               President, Chief Executive Officer, Chief Operating Officer and
                                                    Director, PMFD; Chief Executive Officer and Director, PMFS;
                                                    Director, PMF
Richard A. Redeker         President, Chief       President, Chief Executive Officer and Director, PMF; Executive
                           Executive Officer and    Vice President, Director and Member of the Operating
                           Director                 Committee, Prudential Securities; Director, Prudential
                                                    Securities Group, Inc. (PSG); Executive Vice President, PIC;
                                                    Director, PMFD; Director, PMFS; Director, PMF
S. Jane Rose               Senior Vice            Senior Vice President, Senior Counsel and Assistant Secretary,
                           President, Senior        PMF; Senior Vice President and Senior Counsel, Prudential
                           Counsel and Assistant    Securities
                           Secretary

    (b) The Prudential Investment Corporation (PIC)

    See "How the Fund is Managed--Subadviser" in the Prospectus constituting Part A of this Registration Statement and "Subadviser" in the Statement of Additional Information constituting Part B of this Registration Statement.

    The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102.

NAME AND ADDRESS           POSITION WITH PIC                           PRINCIPAL OCCUPATIONS
-------------------------  ---------------------  ----------------------------------------------------------------
William M. Bethke          Senior Vice President  Senior Vice President, Prudential; Senior Vice President, PIC
Two Gateway Center
Newark, NJ 07102
John D. Brookmeyer, Jr.    Senior Vice President  Senior Vice President, Prudential; Senior Vice President and
51 JFK Parkway             and Director             Director, PIC
Short Hills, NJ 07078

NAME AND ADDRESS           POSITION WITH PIC                           PRINCIPAL OCCUPATIONS
-------------------------  ---------------------  ----------------------------------------------------------------
Barry M. Gillman           Director               Director, PIC

Theresa A. Hamacher        Vice President         Vice President, Prudential; Vice President, PIC; Director, PMF

Harry E. Knapp, Jr.        President, Chairman    President, Chairman of the Board, Chief Executive Officer and
                           of the Board, Chief      Director, PIC; Vice President, Prudential
                           Executive Officer and
                           Director

William P. Link            Senior Vice President  Executive Vice President, Prudential; Senior Vice President, PIC
Four Gateway Center
Newark, NJ 07102

Richard A. Redeker         Executive Vice         President, Chief Executive Officer and Director, PMF; Executive
One Seaport Plaza          President                Vice President, Director and Member of the Operating
New York, NY 10292                                  Committee, Prudential Securities; Director, PSG; Executive
                                                    Vice President, PIC; Director, PMFD; Director, PMFS

Eric A. Simonson           Vice President and     Vice President and Director, PIC; Executive Vice President,
                           Director                 Prudential

Claude J. Zinngrabe, Jr.   Executive Vice         Vice President, Prudential; Executive Vice President, PIC
                           President

ITEM 29.  PRINCIPAL UNDERWRITERS.

    (a)(i) Prudential Securities Incorporated

    Prudential Securities is distributor for Prudential Government Securities Trust (Intermediate Term Series), Prudential Jennison Fund, Inc., The Target Portfolio Trust, for Class B shares of Prudential Adjustable Rate Securities Fund, Inc., for Class B and Class C shares of Prudential Allocation Fund, Prudential California Municipal Fund (California Income Series and California Series), Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential Mortgage Income Fund, Inc., Prudential High Yield Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund,
Prudential Municipal Series Fund (except New York Money Market Series, Connecticut Money Market Series, Massachusetts Money Market Series and New Jersey Money Market Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential U.S. Government Fund, Prudential Utility Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund) and The BlackRock Government Income Trust. Prudential Securities is also a depositor for the following unit investment trusts:

                      Corporate Investment Trust Fund
                      Prudential Equity Trust Shares
                      National Equity Trust
                      Prudential Unit Trusts
                      Government Securities Equity Trust
                      National Municipal Trust

    (ii) Prudential Mutual Fund Distributors, Inc.

    Prudential Mutual Fund Distributors, Incorporated is distributor for Command Government Fund, Command Money Fund, Command Tax-Free Fund, Prudential
California Municipal Fund (California Money Market Series), Prudential Institutional Liquidity Portfolio, Prudential Intermediate Global Income Fund, Inc., Prudential-Bache Special Money Market Fund, Inc. (d/b/a Prudential Special Money Market Fund), Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., and for Class A shares of Prudential Adjustable Rate Securities Fund, Inc., Prudential Allocation Fund, Prudential California Municipal Fund (California Income Series and California Series), Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust (Money Market Series and U.S. Treasury Money Market Series), Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential-Bache MoneyMart Assets Inc. (d/b/a Prudential MoneyMart Assets Fund), Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund (Connecticut Money Market Series, Massachusetts Money Market Series and New York Money Market Series and New Jersey Money Market Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Structured Maturity Fund, Prudential U.S. Government Fund, Prudential Utility Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund) and The BlackRock Government Income Trust.

    (b)(i) Information concerning the officers and directors of Prudential Securities Incorporated is set forth below.

                                POSITIONS AND                                                            POSITIONS AND
                                OFFICES WITH                                                             OFFICES WITH
NAME*                           UNDERWRITER                                                              REGISTRANT
------------------------------  -----------------------------------------------------------------------  --------------
Robert Golden.................  Executive Vice President and Director                                    None
One New York Plaza
New York, NY
Alan D. Hogan.................  Executive Vice President, Chief Administrative Officer and Director      None
George A. Murray..............  Executive Vice President and Director                                    None
Leland B. Paton...............  Executive Vice President and Director                                    None
One New York Plaza
New York, NY
Vincent T. Pica, II...........  Executive Vice President and Director                                    None
One New York Plaza
New York, NY
Richard A. Redeker............  Executive Vice President and Director                                    President and
                                                                                                         Director
Gregory W. Scott..............  Executive Vice President, Chief Financial Officer and Director           None
Hardwick Simmons..............  Chief Executive Officer, President and Director                          None
Lee B. Spencer................  General Counsel, Executive Vice President, Secretary and Director        None

------------------------
* The address of each person named in One Seaport Plaza, New York, NY 10292

    (ii) Information concerning the officers and directors of Prudential Mutual Fund Distributors, Inc. is set forth below.

                                POSITIONS AND                                                            POSITIONS AND
                                OFFICES WITH                                                             OFFICES WITH
NAME (1)                        UNDERWRITER                                                              REGISTRANT
------------------------------  -----------------------------------------------------------------------  --------------
Joanne Accurso-Soto...........  Vice President                                                           None
Dennis N. Annarumma...........  Vice President, Assistant Treasurer and Assistant Comptroller            None
Phyllis J. Berman.............  Vice President                                                           None
Brendan D. Boyle..............  Chairman and Director                                                    None
Stephen P. Fisher.............  Vice President                                                           None

                                POSITIONS AND                                                            POSITIONS AND
                                OFFICES WITH                                                             OFFICES WITH
NAME (1)                        UNDERWRITER                                                              REGISTRANT
------------------------------  -----------------------------------------------------------------------  --------------
Frank W. Giordano.............  Executive Vice President, General Counsel, Secretary and Director        None
Robert F. Gunia...............  Executive Vice President, Chief Financial Officer, Treasurer and         Vice President
                                Director
Timothy J. O'Brien............  President, Chief Executive Officer, Chief Operating Officer and          None
                                Director
Richard A. Redeker............  Director                                                                 Director and
                                                                                                         President
Andrew J. Varley..............  Vice President                                                           None
Anita L. Whelan...............  Vice President and Assistant Secretary                                   None

------------------------
(1) The address of each person named is One Seaport Plaza, New York, NY 10292 unless otherwise indicated.

    (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

    All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, The Prudential Investment Corporation, Prudential Plaza, 745 Broad Street, Newark, New Jersey 07102, the Registrant, One Seaport Plaza, New York, New York 10292, and Prudential Mutual Fund Services, Inc., Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b)(5),
(6), (7), (9), (10) and (11) and 31a-1(f) will be kept at Three Gateway Center, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at One Seaport Plaza and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services, Inc.

ITEM 31.  MANAGEMENT SERVICES.

    Other than as set forth under the captions "How the Fund is Managed--Manager" and "How the Fund is Managed-- Distributor" in the Prospectus and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32.  UNDERTAKINGS.

    The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 18th day of October, 1995.

                       PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.

                       /s/ Richard A. Redeker
     ---------------------------------------------------------------------------
                       (RICHARD A. REDEKER, PRESIDENT)

    Pursuant   to  the  requirements  of  the   Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURE                          TITLE                  DATE
------------------------------------  --------------------------------------------

/s/ Richard A. Redeker                President and Director      October 18, 1995
------------------------------------
  RICHARD A. REDEKER

/s/ Delayne Dedrick Gold              Director                    October 18, 1995
------------------------------------
  DELAYNE DEDRICK GOLD

/s/ Arthur Hauspurg                   Director                    October 18, 1995
------------------------------------
  ARTHUR HAUSPURG

/s/ Harry A. Jacobs, Jr.              Director                    October 18, 1995
------------------------------------
  HARRY A. JACOBS, JR.

/s/ Stephen P. Munn                   Director                    October 18, 1995
------------------------------------
  STEPHEN P. MUNN

/s/ Louis A. Weil, III                Director                    October 18, 1995
------------------------------------
  LOUIS A. WEIL, III

/s/ Eugene S. Stark                   Treasurer and Principal     October 18, 1995
------------------------------------    Financial and Accounting
  EUGENE S. STARK                       Officer

                                 EXHIBIT INDEX

(B) EXHIBITS:

     1. (a) Amended and Restated Articles of Incorporation. Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 17 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1993 (File No. 2-68723).

        (b) Articles of Amendment. Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

     2. Amended and Restated By-Laws. Incorporated by reference to Exhibit 2(d) to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A via EDGAR filed on November 29, 1993 (File No. 2-68723).

     4. Instruments defining rights of holders of the securities being offered. Incorporated by reference to Exhibit 4(c) to Post-Effective Amendment No. 17 to the Registration Statement filed on Form N-1A via EDGAR filed on November 29, 1993 (File No. 2-68723).

     5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management Inc. Incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 2-68723).

        (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 2-68723).

     6. (a) Distribution Agreement for Class A shares. Incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

        (b) Distribution Agreement for Class B shares. Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

        (c) Distribution Agreement for Class C shares. Incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

        (d) Form of Distribution Agreement for Class Z shares.*

     8. (a) Custodian Contract between the Registrant and State Street Bank and Trust Company, dated July 13, 1984, incorporated by reference to Exhibit No. 8 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (File No. 2-68723).

        (b) Amended Custodian Agreement between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit No. 8(b) to Post-Effective Amendment 14 to the Registration Statement on Form N-1A (File No. 2-68723).

     9. Transfer Agency Agreement between the Registrant and Prudential Mutual Fund Services, Inc., dated January 1, 1988. Incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (File No. 2-68723).

    10. Opinion of Sullivan & Cromwell. Incorporated by reference to Exhibit No. 10 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 2-68723).

    11. Consent of Independent Accountants.*

    13. Purchase Agreement. Incorporated by reference to Exhibit No. 13 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 2-68723).

    15. (a) Distribution and Service Plan for Class A shares. Incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

        (b) Distribution and Service Plan for Class B shares. Incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

        (c) Distribution and Service Plan for Class C shares. Incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

    16. (a) Schedule of Computation of Performance Quotations. Incorporated by reference to Exhibit No. 16 to Post-Effective Amendment No. 13 to Registration Statement on Form N-1A (File No. 2-68723).

        (b) Schedule of Computation of 30-day yield. Incorporated by reference to Exhibit No. 16(b) to Post-Effective Amendment 17 to the Registration Statement on Form N-1A via EDGAR filed on November 29, 1993 (File No. 2-68723).

    17. Financial Data Schedule.*

    18. Rule 18f-3 Plan.*
------------------------
 *Filed herewith.